Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 08, 2013	Jun. 29, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001267097
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Trading Symbol	TRW
Entity Registrant Name	TRW Automotive Holdings Corp.
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Common Stock, Shares Outstanding		119,292,837
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Common Stock, par value			$ 0.01
Entity Public Float			$ 3.7

Consolidated Statements of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Earnings [Abstract]
Sales	$ 16,444	$ 16,244	$ 14,383
Cost of sales	14,655	14,384	12,661
Gross profit	1,789	1,860	1,722
Administrative and selling expenses	634	613	509
Amortization of intangible assets	12	15	22
Restructuring charges and asset impairments	95	27	45
Other (income) expense - net	(37)	(55)	(38)
Operating income	1,085	1,260	1,184
Interest expense - net	111	118	162
Loss (gain) on retirement of debt - net	6	40	15
Gain on business acquisition	0	(7)	0
Equity in earnings of affiliates, net of tax	(40)	(39)	(34)
Earnings before income taxes	1,008	1,148	1,041
Income tax (benefit) expense	(33)	(47)	166
Net earnings	1,041	1,195	875
Less: Net earnings attributable to noncontrolling interest, net of tax	33	38	41
Net earnings attributable to TRW	$ 1,008	$ 1,157	$ 834
Basic earnings per share:
Earnings per share	$ 8.24	$ 9.37	$ 6.96
Weighted average shares outstanding	122.4	123.5	119.8
Diluted earnings per share:
Earnings per share	$ 7.83	$ 8.82	$ 6.49
Weighted average shares outstanding	129.7	133	131.3

Consolidated Statement of Comprehensive Earnings (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statement of Comprehensive Earnings
Net earnings	$ 1,041		$ 1,195		$ 875
Other Comprehensive Earnings (Losses)
Foreign currency translation	72		(141)		12
Retirement obligations, net of tax	(260)	[1]	(46)	[1]	(35)	[1]
Deferred cash flow hedges, net of tax	58	[2]	(56)	[2]	7	[2]
Total other comprehensive earnings (losses)	(130)		(243)		(16)
Total comprehensive earnings (losses)	911		952		859
Less: Comprehensive Earnings attributable to noncontrolling interest	38		39		41
Comprehensive earnings attributable to TRW	$ 873		$ 913		$ 818

[1]	Tax on retirement obligations for the years ended December 31, 2012, 2011 and 2010 was $126 million, $(97) million, and $(39) million, respectively.
[2]	Tax on deferred cash flow hedges as of December 31, 2012, 2011 and 2010 was $(19) million, $17 million, and $(3) million, respectively.

Consolidated Statement of Comprehensive Earnings (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Comprehensive Earnings
Tax on retirement obligations in OCI	$ 126	$ (97)	$ (39)
Tax on deferred cash flow hedges in OCI	$ (19)	$ 17	$ (3)

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 1,223	$ 1,241
Accounts receivable - net	2,200	2,222
Inventories	975	845
Prepaid expenses and other current assets	165	126
Deferred income taxes	165	193
Total current assets	4,728	4,627
Property, plant and equipment - net	2,385	2,137
Goodwill	1,756	1,753
Intangible assets - net	293	298
Pension assets	823	918
Deferred income taxes	380	87
Other assets	492	442
Total assets	10,857	10,262
Current liabilities:
Short-term debt	67	65
Current portion of long-term debt	26	39
Trade accounts payable	2,423	2,306
Accrued compensation	254	283
Income taxes	36	69
Other current liabilities	1,075	1,078
Total current liabilities	3,881	3,840
Long-term debt	1,369	1,428
Postretirement benefits other than pensions	396	421
Pension benefits	898	831
Deferred income taxes	123	173
Long-term liabilities	421	430
Total liabilities	7,088	7,123
Stockholders' equity:
Capital stock	1	1
Paid-in-capital	1,635	1,602
Retained earnings	2,408	1,668
Accumulated other comprehensive earnings (losses)	(466)	(331)
Total TRW stockholders' equity	3,578	2,940
Noncontrolling interest	191	199
Total equity	3,769	3,139
Total liabilities and equity	$ 10,857	$ 10,262

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net earnings	$ 1,041	$ 1,195	$ 875
Adjustments to reconcile net earnings to net cash provided by (used in) operating activities:
Depreciation and amortization	409	447	469
Net pension and other postretirement benefits income and contributions	(224)	(282)	(407)
Net (gain) loss on sales of assets and divestitures	(6)	(15)	(3)
Amortization of debt issuance costs	5	7	12
Net (gain) loss on retirement of debt	6	40	15
Gain on business acquisition	0	(7)	0
Asset impairment charges	4	7	(1)
Deferred income taxes	(204)	(145)	56
Share-based compensation expense	21	15	13
Exchangeable bond premium amortization	7	8	9
Other - net	(32)	(14)	(22)
Changes in assets and liabilities, net of effects of businesses acquired:
Accounts receivable - net	76	(210)	(188)
Inventories	(113)	(105)	(113)
Trade accounts payable	62	279	223
Prepaid expense and other assets	(47)	19	(14)
Other liabilities	(49)	(119)	128
Net cash provided by (used in) operating activities	956	1,120	1,052
Investing Activities
Capital expenditures, including other intangible assets	(623)	(571)	(294)
Cash acquired in acquisition of business	0	15	0
Net proceeds from asset sales and divestitures	15	47	7
Other - net	0	0	(2)
Net cash provided by (used in) investing activities	(608)	(509)	(289)
Financing Activities
Change in short-term debt	0	41	4
Proceeds from issuance of long-term debt, net of fees	3	1	53
Fees paid to refinance credit facility	(9)	0	0
Redemption of long-term debt	(86)	(455)	(581)
Repurchase of capital stock	(268)	0	0
Proceeds from exercise of stock options	21	20	76
Dividends paid to noncontrolling interest	(46)	(12)	(20)
Capital contribution from noncontrolling interest	0	0	5
Net cash provided by (used in) financing activities	(385)	(405)	(463)
Effect of exchange rate changes on cash	19	(43)	(10)
Increase (decrease) in cash and cash equivalents	(18)	163	290
Cash and cash equivalents at beginning of period	1,241	1,078	788
Cash and cash equivalents at end of period	1,223	1,241	1,078
Supplemental Cash Flow Information:
Interest paid	106	128	155
Income tax paid - net	$ 197	$ 120	$ 76

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, except Share data	Total		Common Stock Including Additional Paid In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Parent [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2009			$ 1,554	$ (323)	$ (71)	$ 1,160	$ 149
Beginning balance at Dec. 31, 2009			117,894,443
Sale of common stock under stock option plans			4,250,959
Issuance of common stock upon vesting of restricted stock units and exercise of stock-settled stock appreciation rights			320,452
Sale of common stock under stock option plans			76
Net earnings	875						41
Change in capital stock and paid-in-capital						85
Issuance of common stock upon vesting of restricted stock units and exercise of stock-settled stock appreciation rights			(5)
Foreign currency translation					12		0
Net earnings attributable to TRW	834			834		834
Divestitures							0
Change in accumulated other comprehensive earnings (losses)	(16)					(16)
Retirement obligations, net of tax	35	[1]			(35)
Share-based compensation expense			13
Cash dividends paid to noncontrolling interest							(20)
Deferred cash flow hedges, net of tax	7	[2]			7
Excess tax benefits on share-based compensation			1
Capital contribution from noncontrolling interest							5
Total comprehensive earnings (losses)	859
Equity component of 3.5% exchangeable notes			0
Repurchase of common stock (value)				0
Ending balance at Dec. 31, 2010	2,238		1,639	511	(87)	2,063	175
Ending balance at Dec. 31, 2010			122,465,854
Sale of common stock under stock option plans			886,160
Issuance of common stock upon vesting of restricted stock units and exercise of stock-settled stock appreciation rights			399,441
Sale of common stock under stock option plans			20
Net earnings	1,195						38
Change in capital stock and paid-in-capital						(36)
Issuance of common stock upon vesting of restricted stock units and exercise of stock-settled stock appreciation rights			(14)
Foreign currency translation					(142)		1
Net earnings attributable to TRW	1,157			1,157		1,157
Divestitures							(3)
Change in accumulated other comprehensive earnings (losses)	(243)					(244)
Retirement obligations, net of tax	46	[1]			(46)
Share-based compensation expense			15
Cash dividends paid to noncontrolling interest							(12)
Deferred cash flow hedges, net of tax	(56)	[2]			(56)
Excess tax benefits on share-based compensation			3
Capital contribution from noncontrolling interest							0
Total comprehensive earnings (losses)	952
Equity component of 3.5% exchangeable notes			(60)
Repurchase of common stock (value)				0
Ending balance at Dec. 31, 2011	3,139		1,603	1,668	(331)	2,940	199
Ending balance at Dec. 31, 2011			123,751,455
Sale of common stock under stock option plans			887,392
Issuance of common stock upon vesting of restricted stock units and exercise of stock-settled stock appreciation rights			345,691
Sale of common stock under stock option plans			21
Net earnings	1,041						33
Change in capital stock and paid-in-capital						33
Issuance of common stock upon vesting of restricted stock units and exercise of stock-settled stock appreciation rights			(10)
Foreign currency translation					67		5
Net earnings attributable to TRW	1,008			1,008		740
Divestitures							0
Change in accumulated other comprehensive earnings (losses)	(130)					(135)
Retirement obligations, net of tax	260	[1]			(260)
Share-based compensation expense			21
Cash dividends paid to noncontrolling interest							(46)
Deferred cash flow hedges, net of tax	58	[2]			58
Excess tax benefits on share-based compensation			1
Capital contribution from noncontrolling interest							0
Total comprehensive earnings (losses)	911
Equity component of 3.5% exchangeable notes			0
Repurchase of common stock (shares)			(5,612,491)
Repurchase of common stock (value)				(268)
Ending balance at Dec. 31, 2012	$ 3,769		$ 1,636	$ 2,408	$ (466)	$ 3,578	$ 191
Ending balance at Dec. 31, 2012			119,372,047

[1]	Tax on retirement obligations for the years ended December 31, 2012, 2011 and 2010 was $126 million, $(97) million, and $(39) million, respectively.
[2]	Tax on deferred cash flow hedges as of December 31, 2012, 2011 and 2010 was $(19) million, $17 million, and $(3) million, respectively.

Description of Business	12 Months Ended
Dec. 31, 2012
Description Of Business [Abstract]
Description of Business

1. Description of Business

TRW Automotive Holdings Corp. (also referred to herein as the “Company”) is among the world's largest and most diversified suppliers of automotive systems, modules and components to global automotive original equipment manufacturers (“OEMs”) and related aftermarkets. The Company conducts substantially all of its operations through subsidiaries. These operations primarily encompass the design, manufacture and sale of active and passive safety related products and systems. Active safety related products and systems principally refer to vehicle dynamic controls (primarily braking and steering), and passive safety related products and systems principally refer to occupant restraints (primarily airbags and seat belts) and safety electronics (primarily electronic control units and crash and occupant weight sensors). The Company is primarily a “Tier 1” supplier (a supplier that sells to OEMs). In 2012, approximately 86% of the Company's end-customer sales were to major OEMs.

Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Summary of Significant Acconting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

2. Basis of Presentation and Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (“GAAP”).

Summary of Significant Accounting Policies

Principles of Consolidation. The Company's consolidation policy requires the consolidation of entities where a controlling financial interest is held, as well as consolidation of variable interest entities (“VIEs”) in which the Company is determined to have a controlling financial interest in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidations.” Investments in 20% to 50% owned affiliates, which are not required to be consolidated, are accounted for under the equity method and presented in other assets in the consolidated balance sheets. Equity in earnings from these investments is presented separately in the consolidated statements of earnings, net of tax. Intercompany accounts are eliminated.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities and reported amounts of revenues and expenses in the consolidated statements of earnings. Considerable judgment is often involved in making these determinations; the use of different assumptions could result in significantly different results. Management believes its assumptions and estimates are reasonable and appropriate. However, actual results could differ from those estimates.

Foreign Currency. The financial statements of foreign subsidiaries are translated to U.S. dollars at end-of-period exchange rates for assets and liabilities and at an average exchange rate for each period for revenues and expenses. Translation adjustments for those subsidiaries whose local currency is their functional currency are recorded as a component of accumulated other comprehensive earnings (losses) in stockholders' equity. Transaction gains and losses arising from fluctuations in foreign currency exchange rates on transactions denominated in currencies other than the functional currency are recognized in earnings as incurred, except for those transactions which hedge purchase commitments and for those intercompany balances which are designated as being of a long-term investment nature.

Revenue Recognition. Sales are recognized in accordance with ASC 605, “Revenue Recognition,” which requires that sales be recognized when there is persuasive evidence of a sales agreement, the delivery of goods has occurred, the sales price is fixed or determinable and collection of related billings is reasonably assured. Sales are recorded upon shipment of product to customers and transfer of title and risk of loss under standard commercial terms (typically F.O.B. shipping point). In those limited instances where other terms are negotiated and agreed, revenue is recorded when title and risk of loss are transferred to the customer.

Earnings per Share. Basic earnings per share are calculated by dividing net earnings by the weighted average shares outstanding during the period. Diluted earnings per share reflect the weighted average impact of all potentially dilutive securities from the date of issuance, including stock options, restricted stock units (“RSUs”) and stock-settled stock appreciation rights (“SSARs”). Further, if the inclusion of shares potentially issuable for the Company's 3.50% exchangeable senior unsecured notes (see Note 12) is more dilutive than the inclusion of the interest expense for those exchangeable notes, the Company utilizes the “if-converted” method to calculate diluted earnings per share. Under the if-converted method, the Company adjusts net earnings to add back interest expense and amortization of the discount recognized on the exchangeable notes and includes the number of shares potentially issuable related to the exchangeable notes in the weighted average shares outstanding.

If the average market price of the Company's common stock exceeds the exercise price of stock options outstanding or the fair value on the date of grant of the SSARs, the treasury stock method is used to determine the incremental number of shares to be included in the diluted earnings per share computation.

Net earnings attributable to TRW and the weighted average shares outstanding used in calculating basic and diluted earnings per share were:

	Years Ended December 31,
	2012	2011	2010

	(In millions, except per share amounts)
Net earnings attributable to TRW	$1,008	$1,157	$834
Interest expense on exchangeable notes, net of tax	4	8	9
Amortization of discount on exchangeable notes, net of tax	4	8	9
Net earnings attributable to TRW for purposes of calculating diluted earnings per share	$1,016	$1,173	$852

Basic:
Weighted average shares outstanding	122.4	123.5	119.8
Basic earnings per share	$8.24	$9.37	$6.96

Diluted:
Weighted average shares outstanding	122.4	123.5	119.8
Effect of dilutive stock options, RSUs and SSARs	1.4	2.0	2.7
Shares applicable to exchangeable notes	5.9	7.5	8.8
Diluted weighted average shares outstanding	129.7	133.0	131.3
Diluted earnings per share	$7.83	$8.82	$6.49

For the years ended December 31, 2012, 2011 and 2010, the number of securities excluded from the calculation of diluted earnings per share because the inclusion of such securities in the calculation would have been anti-dilutive was approximately 2.1 million, one million, and de minimis, respectively.

Cash and Cash Equivalents. Cash and cash equivalents include all highly liquid investments with remaining maturity dates of three months or less at time of purchase.

Accounts Receivable. Receivables are stated at amounts estimated by management to be the net realizable value. An allowance for doubtful accounts is recorded when it is probable amounts will not be collected based on specific identification of customer circumstances or age of the receivable. The allowance for doubtful accounts was $30 million and $38 million as of December 31, 2012 and 2011, respectively. Accounts receivable are written off when it becomes apparent such amounts will not be collected. Collateral is not typically required, nor is interest charged on accounts receivable balances.

Inventories. Inventories are stated at the lower of cost or market, with cost determined by the first-in, first-out (FIFO) method. Cost includes the cost of materials, direct labor, in-bound freight and the applicable share of manufacturing overhead.

Property, Plant and Equipment. Property, plant and equipment are stated at cost less accumulated depreciation. Generally, estimated useful lives are as follows:

Estimated
Useful Lives
Buildings	30 to 40 years
Machinery and equipment	5 to 10 years
Computers and capitalized software	3 to 5 years

Depreciation is computed over the assets' estimated useful lives, using the straight-line method for the majority of depreciable assets. Amortization expense for assets held under capital leases is included in depreciation expense.

Product Tooling. Product tooling is tooling that is limited to the manufacture of a specific part or parts of the same basic design. Product tooling includes dies, patterns, molds and jigs. Customer-owned tooling for which reimbursement was contractually guaranteed by the customer is classified in other assets on the consolidated balance sheets. When contractually guaranteed charges are approved for billing to the customer, such charges are reclassified into accounts receivable. Customer-owned tooling for which the Company has a non-cancellable right to use the tooling is classified in other assets on the consolidated balance sheets. Tooling owned by the Company is capitalized as property, plant and equipment, and amortized as cost of sales over its estimated economic life, not to exceed five years.

Pre-production Costs. Pre-production engineering and research and development costs for which the customer does not contractually guarantee reimbursement are expensed as incurred.

Goodwill and Other Intangible Assets. The Company performs either a qualitative or quantitative assessment of goodwill for impairment on an annual basis. Goodwill impairment testing is performed at the reporting unit level. The qualitative assessment considers several factors at the reporting unit level including the excess of fair value over carrying value as of the last quantitative impairment test, the length of time since the last fair value measurement, the current carrying value, market and industry metrics, actual performance compared to forecasted performance, and our current outlook on the business. If the qualitative assessment indicates it is more likely than not that goodwill is impaired, the reporting unit is quantitatively tested for impairment. To quantitatively test goodwill for impairment, the fair value of each reporting unit is determined and compared to the carrying value. If the carrying value exceeds the fair value, then impairment may exist and further evaluation is required.

Other indefinite-lived intangible assets are subject to impairment analysis annually or more frequently if an event occurs or circumstances indicate the carrying amount may be impaired. Indefinite-lived intangible assets are tested for impairment by comparing the fair value to the carrying value. If the carrying value exceeds the fair value, the asset is adjusted to fair value. Other definite-lived intangible assets are amortized over their estimated useful lives, and tested for impairment in accordance with the methodology discussed in “Asset Impairment Losses.”

Asset Impairment Losses. Asset impairment losses are recorded on long-lived assets and definite-lived intangible assets when events and circumstances indicate that such assets may be impaired and the projected undiscounted net cash flows to be generated by those assets are less than their carrying amounts. If estimated future undiscounted cash flows are not sufficient to recover the carrying value of the assets, the assets are adjusted to their fair values. Fair value is determined using appraisals or discounted cash flow calculations.

Environmental Costs. Costs related to environmental assessments and remediation efforts at current operating facilities, previously owned or operated facilities, and U.S. Environmental Protection Agency Superfund or other waste site locations are accrued when it is probable that a liability has been incurred and the amount of that liability can be reasonably estimated. Estimated costs are recorded at undiscounted amounts, based on experience and assessments, and are regularly evaluated. The liabilities are recorded in other current liabilities and long-term liabilities in the consolidated balance sheets.

Debt Issuance Costs. The costs related to the issuance of long-term debt are deferred and amortized into interest expense over the life of each respective debt issuance. Deferred amounts associated with debt extinguished prior to maturity are expensed upon extinguishment as a loss on retirement of debt.

Warranties. Product warranty liabilities are recorded based upon management estimates including such factors as the written agreement with the customer, the length of the warranty period, the historical performance of the product and likely changes in performance of newer products and the mix and volume of products sold. Product warranty liabilities are reviewed on a regular basis and adjusted to reflect actual experience.

The following table presents the movement in the product warranty liability for the periods indicated:

	Years Ended December 31,
	2012	2011

	(Dollars in millions)
Beginning balance	$130	$124
Current period accruals, net of changes in estimates	55	52
Used for purposes intended	(44)	(42)
Effects of foreign currency translation	(1)	(4)
Ending balance	$140	$130

Product Recall. The Company or its customers may decide to recall a product through a formal campaign soliciting the return of specific products due to a known or suspected safety or performance concern.  Recall costs typically include the cost of the product being replaced, customer cost of the recall and labor to remove and replace the defective part.

Recall costs are recorded based on management estimates developed utilizing actuarially established loss projections based on historical claims data. Based on this actuarial estimation methodology, the Company accrues for expected but unannounced recalls when revenues are recognized upon the shipment of product. In addition, as recalls are announced, the Company reviews the actuarial estimation methodology and makes the appropriate adjustments to the accrual, if necessary.

Research and Development. Research and development programs include research and development for commercial products. Costs for such programs are expensed as incurred. Any reimbursements received from customers are netted against such expenses. Research and development expenses were $164 million, $155 million, and $132 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Shipping and Handling. Shipping costs include payments to third-party shippers to move products to customers. Handling costs include costs from the point the products were removed from finished goods inventory to when provided to the shipper. Shipping and handling costs are expensed as incurred as cost of sales.

Income Taxes. Income taxes are accounted for in accordance with ASC 740, “Income Taxes,” under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recognized to reduce the deferred tax assets to the amount management believes is more likely than not to be realized.

Financial Instruments. The Company follows ASC 815, “Derivatives and Hedging,” in accounting for financial instruments. Under ASC 815, the gain or loss on derivative instruments that have been designated and qualify as hedges of the exposure to changes in the fair value of an asset or a liability, as well as the offsetting gain or loss on the hedged item, are recognized in net earnings during the period of the change in fair values. For derivative instruments that have been designated and qualify as hedges of the exposure to variability in expected future cash flows, the gain or loss on the derivative is initially reported as a component of other comprehensive earnings and reclassified to the consolidated statements of earnings when the underlying hedged transaction affects net earnings. Any gain or loss on the derivative in excess of the cumulative change in the present value of future cash flows of the hedged item is recognized in net earnings during the period of change. Derivatives not designated as hedges are adjusted to fair value through net earnings.

Share-based Compensation. The Company recognizes compensation expense related to time-vested stock options, stock-settled stock appreciation rights and restricted stock units subject to graded vesting using the straight-line method over the applicable service period, in accordance with ASC 718, “Compensation—Stock Compensation.”

Share-based awards that are settled in cash are subject to liability accounting. Accordingly, the fair value for such awards are calculated on a quarterly basis based generally on a lattice model and the liability is adjusted, and expense is recognized, based on changes to the fair value and the percentage of time vested.

Accumulated Other Comprehensive Earnings (Losses). The components of accumulated other comprehensive earnings (losses), net of related tax, (excluding noncontrolling interest) are as follows:

	As of December 31,
	2012	2011

	(Dollars in millions)
Foreign currency translation, net	$83	$16
Retirement obligations, net	(559)	(299)
Unrealized net earnings (losses) on cash flow hedges, net	10	(48)
Accumulated other comprehensive earnings (losses)	$(466)	$(331)

Recently Adopted Accounting Pronouncements. In July 2012, the FASB issued Accounting Standards Update (“ASU”) No. 2012-2, “Testing Indefinite – Lived Intangible Assets for Impairment,” which amends ASC 350 – “Intangibles – Goodwill and Other.” This ASU provides companies the option to first perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. If a company concludes that this is the case, it must perform a quantitative assessment. Otherwise, a company is not required to perform a quantitative assessment. This ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company adopted ASU 2012-2 in the fourth quarter of 2012 with no impact on the Company's consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” and in January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” Both ASUs amend ASC 210 – “Balance Sheet.” The amendments require enhanced disclosures that are intended to enable users of financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position. These ASUs are effective, on a retrospective basis, for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The Company adopted these ASUs during the first quarter of 2013. The adoption of these ASUs had no impact on the Company's financial statements other than disclosures (see Note 11).

Recently Issued Accounting Pronouncements. There were no accounting pronouncements issued during 2012 that had, or are expected to have, a material impact on our business, results of operations or financial condition.

Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acquisitions and Divestitures

3. Acquisitions and Divestitures

Acquisitions. During the first quarter of 2011, the Company completed an acquisition in its Chassis Systems segment. Based on the fair value of the net assets acquired in comparison to the purchase price, the Company initially recorded a gain on business acquisition of approximately $9 million. The acquisition resulted in a gain due to the seller's decision to exit a non-core business operation. Subsequent to the acquisition, the Company assessed certain contingent liabilities that existed at the acquisition date but for which insufficient information was available at the time to determine the value. During the fourth quarter of 2011, the Company determined approximately $2 million of additional liabilities existed at the acquisition date and decreased the gain accordingly.

Divestitures. During 2011, the Company completed divestitures of certain non-safety related assets and businesses in Asia and its cold forming business in Japan, all of which were included in the Chassis Systems segment. The Company received cash proceeds of approximately $40 million and recognized net gains on sales of $11 million for these asset sales.

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories
4. Inventories

The major classes of inventory are as follows:

	As of December 31,
	2012	2011

	(Dollars in millions)
Finished products and work in process	$454	$406
Raw materials and supplies	521	439
Total inventories	$975	$845

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant And Equipment [Text Block]
5. Property, Plant and Equipment

The major classes of property, plant and equipment are as follows:

	As of December 31,
	2012	2011

	(Dollars in millions)
Property, plant and equipment:
Land and improvements	$213	$211
Buildings	773	733
Machinery and equipment	5,327	4,798
Computers and capitalized software	99	89
	6,412	5,831

Accumulated depreciation and amortization:
Land and improvements	(32)	(28)
Buildings	(367)	(336)
Machinery and equipment	(3,543)	(3,252)
Computers and capitalized software	(85)	(78)
	(4,027)	(3,694)
Total property, plant and equipment - net	$2,385	$2,137

Depreciation expense was $397 million, $432 million, and $447 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets

6. Goodwill and Intangible Assets

Goodwill

The changes in goodwill are as follows:

		Occupant
	Chassis	Safety		Automotive
	Systems	Systems	Electronics	Components
	Segment	Segment	Segment	Segment	Total

	(Dollars in millions)
Balance as of December 31, 2010	$800	$538	$423	$-	$1,761
Effects of foreign currency translation	-	(3)	-	-	(3)
Divestitures	(5)	-	-	-	(5)
Balance as of December 31, 2011	$795	$535	$423	$-	$1,753
Effects of foreign currency translation	1	2	-	-	3
Balance as of December 31, 2012	$796	$537	$423	$-	$1,756

Annual Assessment. The Company performed its annual assessment of goodwill for its Chassis Systems, Occupant Safety Systems and Electronics segments as of October 31, 2012, 2011 and 2010. In 2012 and 2011, the Company performed a qualitative assessment of goodwill, and concluded that it is more likely than not that each reporting unit's fair value exceeded its carrying value, thus further impairment testing was not necessary. In 2010, the Company performed a quantitative impairment analysis of goodwill, which indicated that the estimated fair value of each reporting unit substantially exceeded its corresponding carrying amount, and as such, no reporting unit was at risk of impairment.

Intangible assets

The following table reflects intangible assets and related accumulated amortization:

	As of December 31,
	2012			2011
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount

	(Dollars in millions)
Definite-lived intangible assets:
Customer relationships	$67	$(58)	$9	$67	$(47)	$20
Developed technology and other intangible assets	106	(86)	20	99	(85)	14
Total	173	$(144)	29	166	$(132)	34

Indefinite-lived intangible assets:
Trademarks	264		264	264		264
Total	$437		$293	$430		$298

The Company reviews its definite-lived intangible assets for impairment when events and circumstances indicate that the assets may be impaired and the undiscounted cash flows to be generated by those assets are less than their carrying value. If the undiscounted cash flows are less than the carrying value of the assets, the assets are written down to their fair value.

The Company performed its annual impairment analysis for its indefinite-lived trademarks as of October 31, 2012, 2011 and 2010 using a quantitative assessment, and concluded that no impairment existed as of the testing dates.

The weighted average amortization periods for intangible assets subject to amortization are as follows:
Weighted Average
Amortization Period
Customer relationships	5 years
Developed technology and other intangible assets	8 years

The Company expects that ongoing amortization expense will approximate the following:

(Dollars in millions)
Fiscal year 2013	$11
Fiscal year 2014	2
2015 and beyond	16

The expected amortization expense for 2015 and beyond primarily relates to land use rights

Other (Income) Expense - Net	12 Months Ended
Dec. 31, 2012
Other (Income) Expene - Net [Abstract]
Other (Income) Expense - Net
7. Other (Income) Expense - Net

The following table provides details of other income:

	Years Ended December 31,
	2012	2011	2010

	(Dollars in millions)
Net provision for bad debts	$(1)	$14	$2
Net gains on sales of assets and divestitures	(6)	(15)	(3)
Foreign currency exchange (gains) losses	2	-	(10)
Royalty and grant income	(18)	(26)	(16)
Legacy pension litigation	-	(6)	8
Miscellaneous other income	(14)	(22)	(19)
Other (income) expense - net	$(37)	$(55)	$(38)

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
8. Income Taxes

Income tax expense for each of the periods presented is as follows:

	Years Ended December 31,
	2012	2011	2010

	(Dollars in millions)
The components of earnings before income taxes are as follows:
U.S.	$464	$355	$390
Non-U.S.	544	793	651
	$1,008	$1,148	$1,041

Significant components of the provision for income taxes are as follows:
Current
Non-U.S.	169	97	108
U.S. State and Local	2	1	2
Total current	171	98	110

Deferred
U.S. Federal	(98)	(157)	8
Non-U.S.	(97)	19	48
U.S. State and Local	(9)	(7)	-
Total deferred	(204)	(145)	56
Income tax expense	$(33)	$(47)	$166

The reconciliation of income taxes calculated at the U.S. federal statutory income tax rate of 35% to income tax expense is:
Income taxes at U.S. statutory rate	$353	$399	$364
U.S. state and local income taxes net of U.S. federal tax benefit	(7)	-	-
Difference in income tax on foreign earnings, losses and remittances	(206)	(77)	(36)
Tax holidays and incentives	(38)	(33)	(23)
Valuation allowance	(63)	(326)	(144)
Foreign and other tax credits	(82)	-	-
Nondeductible expenses	12	9	6
Other	(2)	(19)	(1)
	$(33)	$(47)	$166

Income tax benefit for the year ended December 31, 2012 includes a tax benefit of approximately $255 million related to various tax planning and restructuring actions. This tax benefit is related to our ability to utilize U.S. foreign tax credits that will be realized in the future as a result of our improved performance in the U.S. and favorable foreign rate variances resulting from certain fourth quarter legal entity restructuring.

Deferred tax assets and liabilities result from differences in the bases of assets and liabilities for tax and financial statement purposes. The approximate tax effect of each type of temporary difference and carryforward that gives rise to a significant portion of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2012	2011

	(Dollars in millions)
Deferred tax assets:
Pensions and postretirement benefits other than pensions	$337	$86
Inventory	45	40
Reserves and accruals	269	272
Net operating loss and credit carryforwards	565	592
Fixed assets and intangibles	55	47
Other	52	84
Total deferred tax assets	1,323	1,121
Valuation allowance for deferred tax assets	(250)	(273)
Net deferred tax assets	1,073	848

Deferred tax liabilities:
Pensions and postretirement benefits other than pensions	(180)	(287)
Fixed assets and intangibles	(207)	(190)
Undistributed earnings of foreign subsidiaries	(131)	(142)
Deferred gain	(66)	(69)
Other	(72)	(72)
Total deferred tax liabilities	(656)	(760)
Net deferred taxes	$417	$88

The Company has separately reflected the current deferred tax asset and the long term deferred tax assets and liabilities on the consolidated balance sheets for December 31, 2012 and 2011. However, the current deferred tax liability of $5 million as of December 31, 2012 and $19 million as of December 31, 2011 is included in other current liabilities on the consolidated balance sheets.

As of December 31, 2012 and 2011, the Company had deferred tax assets from domestic and foreign net operating loss and tax credit carryforwards of approximately $565 million and $592 million, respectively. Approximately $208 million of the deferred tax assets at December 31, 2012 relate to net operating loss carryforwards or tax credits that can be carried forward indefinitely with the remainder expiring between 2013 and 2032. The deferred tax asset relating to domestic net operating loss carryforwards as of December 31, 2012 is lower than the actual amount reported on our domestic tax returns by approximately $105 million. This difference is the result of tax deductions in excess of financial statement amounts for stock based compensation and tax deductible goodwill. When these amounts are realized, the Company will record a credit to additional paid in capital and financial statement goodwill, respectively.

The Company has provided deferred income taxes for the estimated U.S. federal income tax, foreign income tax, and applicable withholding tax effects of earnings of subsidiaries expected to be distributed to the Company. Deferred income taxes have not been provided on approximately $2.8 billion of undistributed earnings of certain foreign subsidiaries as such amounts are considered to be permanently reinvested. Determination of the amount of unrecognized deferred income tax liability relating to the remittance of such undistributed earnings is not practicable.

The Company reviews the likelihood that it will realize the benefit of its deferred tax assets and, therefore, the need for valuation allowances on a quarterly basis, or more frequently if events indicate that a review is required. In determining the requirement for a valuation allowance, the historical and projected financial results of the legal entity or consolidated group recording the net deferred tax asset is considered, along with all other available positive and negative evidence. The factors considered by management in its determination of the probability of the realization of the deferred tax assets include but are not limited to: recent historical financial results, historical taxable income, projected future taxable income, the expected timing of the reversals of existing temporary differences and tax planning strategies. If, based upon the weight of available evidence, it is more likely than not the deferred tax assets will not be realized, a valuation allowance is recorded.

Concluding that a valuation allowance is not required is difficult when there is significant negative evidence which is objective and verifiable, such as cumulative losses in recent years. The Company utilizes a rolling twelve quarters of pre-tax income or loss adjusted for significant permanent book to tax differences as a measure of our cumulative results in recent years. In certain foreign jurisdictions, our analysis indicates that we have cumulative three year historical losses on this basis. This is considered significant negative evidence which is objective and verifiable and therefore, difficult to overcome. However, the three year loss position is not solely determinative and accordingly, we consider all other available positive and negative evidence in our analysis. Based upon this analysis, we believe it is more likely than not that the net deferred tax asset in certain foreign jurisdictions may not be realized in the future. Accordingly, we maintain a valuation allowance related to those net deferred tax assets

During 2012, the Company recorded a net tax benefit of $63 million related to reductions in our global valuation allowance against net deferred tax assets, which is comprised of two items: 1) a net expense of $37 million resulting from net losses in certain foreign jurisdictions with no corresponding tax benefit due to increases in our valuation allowances, and 2) a net tax benefit of $100 million resulting from changes in determinations relating to the potential realization of deferred tax assets and the resulting reversal of a valuation allowance on net deferred tax assets in Canada and certain other foreign subsidiaries. During 2011, the Company recorded a tax benefit of $326 million related to reductions in our global valuation allowance against net deferred tax assets, which is comprised of two items: 1) a net benefit of $131 million resulting from net income in the U.S. and certain foreign jurisdictions with no corresponding tax expense due to utilization of valuation allowances, and 2) a benefit of $195 million resulting from changes in determinations relating to the potential realization of deferred tax assets and the resulting reversal of a valuation allowance on net deferred tax assets in the United States and certain foreign subsidiaries.

At December 31, 2012, 2011, and 2010, the Company had $160 million, $148 million, and $172 million of gross unrecognized tax benefits, respectively. In addition, at December 31, 2012, 2011, and 2010 the amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was $118 million, $120 million, and $121 million, respectively. The gross unrecognized tax benefits differ from the amount that would affect the effective tax rate due to the impact of valuation allowances, and foreign country offsets relating to transfer pricing adjustments.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	2012	2011	2010

	(Dollars in millions)
Balance, January 1,	$148	$172	$166
Additions based on tax positions related to the current year	12	6	16
Additions for tax positions of prior years	40	19	28
Reductions for tax positions of prior years	(23)	(38)	(22)
Reductions for settlements	(17)	(8)	(3)
Reductions due to lapse in statute of limitations	(3)	(2)	(5)
Change attributable to foreign currency translation	3	(1)	(8)
Balance, December 31,	$160	$148	$172

The Company operates globally but considers its more significant tax jurisdictions to include the United States, Germany, Brazil, China, the Czech Republic, Poland, Spain, and the United Kingdom. Generally, the Company has years open to tax examination in significant tax jurisdictions from 2007 forward, with the exception of Germany which has open tax years from 2001 forward for certain entities. The income tax returns of several subsidiaries in various tax jurisdictions are currently under examination. Although it is not possible to predict the timing of the conclusions of all ongoing tax audits with accuracy, it is possible that some or all of these examinations will conclude within the next 12 months. It is also reasonably possible that certain statute of limitations may expire relating to various foreign jurisdictions within the next 12 months. As such, it is possible that a change in the Company's gross unrecognized tax benefits may occur; however, it is not possible to reasonably estimate the effect this may have upon the gross unrecognized tax benefits.

The Company recognizes interest and penalties with respect to unrecognized tax benefits as a component of income tax expense. At December 31, 2012, 2011, and 2010, accrued interest and penalties related to unrecognized tax benefits was $24 million, $30 million, and $30 million, respectively. Tax expense for the years ended December 31, 2012, 2011, and 2010 includes net interest and penalties of $1 million, $6 million, and $2 million, respectively on unrecognized tax benefits.

On July 17, 2012, the United Kingdom - Finance Bill of 2012 received Royal Assent, thereby becoming law as the Finance Act 2012 (the “Act”). The Act provides for a reduction to the corporate income tax rate from 25% to 24% effective April 1, 2012, with a further reduction to 23% effective April 1, 2013. The impact of this tax legislation was a tax benefit of approximately $9 million.

During 2011, the Company entered into an amendment to the master purchase agreement related to the Company's acquisition in 2003. As a result of the amendment, the Company is responsible for all potential tax risks and benefits related to periods prior to the acquisition in 2003. The amendment resulted in a benefit recorded to income tax expense during 2011 of $40 million.

Retirement Benefits	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Retirement Benefits

9. Retirement Benefits

Pension Plans

A significant number of employees of the Company and its subsidiaries participate in the Company's defined benefit plans or retirement/termination indemnity plans.

The following table provides a reconciliation of the changes in the plans' benefit obligation and fair value of assets for the years ended December 31, 2012 and 2011 and a statement of the funded status as of December 31, 2012 and 2011:

	2012			2011
			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World

	(Dollars in millions)
Total accumulated benefit obligation at December 31,	$1,068	$4,730	$891	$1,278	$4,518	$757

Change in benefit obligation:
Benefit obligations at beginning of period	$1,284	$4,518	$803	$1,159	$4,381	$760
Service cost	4	-	19	4	-	19
Interest cost	59	215	38	62	243	41
Plan amendments	-	-	1	-	-	-
Actuarial loss	92	177	124	121	235	68
Foreign currency exchange rate changes	-	211	23	-	(12)	(25)
Curtailment/Settlement (gain) loss	(311)	(74)	(3)	-	(40)	-
Net transfer in / (out)	-	-	1	-	-	(10)
Benefits paid	(55)	(317)	(51)	(62)	(289)	(50)
Benefit obligations at December 31,	1,073	4,730	955	1,284	4,518	803

Change in plan assets:
Fair value of plan assets at beginning of period	957	5,434	278	927	4,827	297
Actual return on plan assets, less plan expense	139	210	20	10	920	(1)
Foreign currency exchange rate changes	-	251	7	-	(32)	(6)
Company contributions	74	48	49	82	48	44
Settlements	(311)	(74)	-	-	(40)	-
Acquisitions / (Divestitures)	-	-	-	-	-	(6)
Benefits paid	(55)	(317)	(51)	(62)	(289)	(50)
Fair value of plan assets at December 31,	804	5,552	303	957	5,434	278
Funded status at December 31,	$(269)	$822	$(652)	$(327)	$916	$(525)

In the fourth quarter of 2012, approximately 21,000 retired and deferred vested participants in the Company's U.S. salaried pension plan were offered a one-time lump sum payment opportunity. Approximately 50% of the participants accepted the offer, resulting in lump sum payments of $298 million which were paid from plan assets. This transaction resulted in a settlement loss of approximately $88 million. Participants who did not accept the lump sum offer will continue to be eligible to receive annuity payments in accordance with the terms of the plan.

In 2012 and 2011, obligations relating to a certain group of deferred vested participants were settled in the U.K. resulting in a reduction in the obligations through payments of $74 million and $40 million, respectively.

The following table provides the amounts recognized in the consolidated balance sheets:

	As of December 31,
	2012			2011
			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World

	(Dollars in millions)
Non-current assets	$-	$822	$1	$-	$916	$2
Current liabilities	-	-	(24)	-	-	(23)
Long-term liabilities	(269)	-	(629)	(327)	-	(504)
Net amount recognized	$(269)	$822	$(652)	$(327)	$916	$(525)

The pre-tax amounts recognized in accumulated other comprehensive earnings (losses) consist of:

	As of December 31,
	2012			2011
			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World

	(Dollars in millions)
Prior service benefit (cost)	$-	$-	$(3)	$(2)	$-	$(3)
Net gain (loss)	(314)	(153)	(281)	(391)	140	(160)
Accumulated other comprehensive earnings (loss)	$(314)	$(153)	$(284)	$(393)	$140	$(163)

Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

	As of December 31,
	2012		2011
		Rest of		Rest of
	U.S.	World	U.S.	World

	(Dollars in millions)
Projected benefit obligation	$1,073	$914	$1,284	$766
Accumulated benefit obligation	1,068	850	1,278	720
Fair value of assets	804	260	957	239

The following table provides the components of net pension cost (income) and other amounts recognized in other comprehensive (earnings) loss for the Company's defined benefit pension plans and defined contribution plans:

	Years Ended December 31,
	2012			2011			2010
			Rest of			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World	U.S.	U.K.	World

	(Dollars in millions)
Net pension cost (income)
Defined benefit plans:
Service cost	$4	$-	$19	$4	$-	$19	$6	$-	$18
Interest cost	59	215	38	62	243	41	63	250	39
Expected return on plan assets	(80)	(328)	(20)	(78)	(343)	(20)	(77)	(327)	(21)
Curtailment/Settlement (gain) loss	92	-	2	-	-	-	(26)	1	(1)
Amortization of prior service (benefit) cost	2	-	-	2	-	1	(5)	-	-
Amortization of net (gain) loss	19	-	9	1	-	3	-	-	2
Defined benefit plans	96	(113)	48	(9)	(100)	44	(39)	(76)	37
Defined contribution plans cost	22	3	16	21	1	16	12	-	12
Net pension cost (income)	118	(110)	64	12	(99)	60	(27)	(76)	49

Other changes in plan assets and benefit obligations recognized in other comprehensive (earnings) loss
Prior service (benefit) cost	-	-	1	-	-	-	35	-	1
Net (gain) loss	33	293	132	188	(329)	83	68	(116)	(16)
Amortization or curtailment recognition of prior service benefit (cost)	(2)	-	(1)	(2)	-	(1)	5	-	-
Amortization or settlement recognition of net gain (loss)	(110)	-	(11)	(1)	-	(3)	-	-	(2)
Total recognized in other comprehensive (earnings) loss	(79)	293	121	185	(329)	79	108	(116)	(17)
Total recognized net pension (income) cost and other comprehensive (earnings) loss	$39	$183	$185	$197	$(428)	$139	$81	$(192)	$32

During the year ended December 31, 2010, the Company recorded a gain of $35 million related to the curtailment of the U.S. salaried pension plan, partially offset by a $9 million loss on settlement of certain supplemental retirement plans in the U.S.

The estimated amounts that will be amortized from accumulated other comprehensive earnings over the next fiscal year are as follows:

	Year Ending
	December 31, 2013
		Rest of
	U.S.	World

	(Dollars in millions)
Prior service (benefit) cost	$-	$1
Net (gain) loss	27	18
Total	$27	$19

Plan Assumptions. The weighted-average assumptions used to determine net periodic benefit cost were:

	Years Ended December 31,
	2012			2011			2010
			Rest of			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World	U.S.	U.K.	World

Discount rate	4.75%	4.75%	4.82%	5.50%	5.50%	5.44%	6.00%	5.75%	5.27%
Expected long-term return on plan assets	7.75%	6.25%	6.50%	8.00%	6.50%	6.36%	8.36%	6.50%	6.69%
Rate of increase in compensation levels	4.76%	N/A	2.92%	4.78%	N/A	2.89%	4.00%	N/A	2.84%

To develop the expected long-term rate of return on assets assumption, the Company considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocation of the pension portfolio. In 2009, the U.K. pension plan was closed to future benefits, therefore the rate of increase in compensation was not applicable in determining the net period benefit cost for 2012, 2011 and 2010, nor in determining the benefit obligation as of December 31, 2012 and 2011.

The weighted-average assumptions used to calculate the benefit obligations were:

	As of December 31,
	2012			2011
			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World

Discount rate	4.00%	4.25%	3.90%	4.75%	4.75%	4.82%
Rate of increase in compensation levels	5.00%	N/A	2.90%	4.76%	N/A	2.92%

Plan Assets. The U.S. and U.K. plan assets represent approximately 95% of the total plan assets of defined benefit plans. All remaining assets are deemed immaterial and not reflected below.

The goals and investment objectives of the asset strategy are to ensure that there is an adequate level of assets to meet benefit obligations to participants and retirees over the life of the participants and maintain liquidity in the plan's assets sufficient to cover current benefit obligations. Risk is managed by investing in a broad range of asset classes and the use of liability matching derivative instruments. Within the asset classes, investments are made in a broad range of individual securities. There are no equity securities of the Company in the equity asset category.

The investment policy for the U.K. pension plan is based on a low volatility and risk asset allocation that targets a sufficient level of return to meet benefit payments as they become due over the long term. The investment policy includes a significant allocation to a liability driven cash-flow matching strategy which also includes a substantial interest rate and inflation hedging program. The remaining assets are invested mainly in physical and synthetic equities (with a degree of protection from downside risk), a range of U.K., U.S. and other credit opportunities (including asset backed securities) and property to achieve a diversified real return to meet the expected future liability outflows.

In 2011, the existing U.S. investment policy was realigned similar to the U.K. investment policy. The objective of this change was to maintain the expected return on assets while allocating assets in line with a liability driven investment philosophy. The new allocation replaced equity holdings with structured equity derivatives allowing for assets to be re-invested in liability matching fixed income securities. Additional downside equity protection was put in place, significantly reducing volatility. Previously the U.S. pension plan sought a target allocation of 60% in equity investments and 40% in fixed income investments.

As of December 31, 2012, the investment policy resulted in an asset allocation for all plans of 69% in fixed income investments, 14% in equity and structured equity investments, 4% in real estate, 13% in cash and other investments. Equity investments include investments in large-cap and mid-cap companies and mutual funds located throughout the world. Structured equity investments include equity option “collar” structures which reduce the outright exposure to falls in the levels of underlying equity markets. Fixed income securities include government bonds, corporate bonds of companies from diversified industries, asset backed securities and collateral assets held in government bonds for structured equity holdings. Real estate includes investments in real estate and funds that invest in real estate. Cash and other investments primarily include cash held by the plan, U.K. government treasuries and certain types of derivative instruments including interest rate and inflation swaps that are utilized to manage risks associated with the assets held by the plan.

The fair value of the Company's U.S. and U.K. pension plan assets is accounted for in accordance with ASC 820, “Fair Value Measurements and Disclosures,” which prioritizes the inputs to valuation techniques used to measure fair value into a three-level hierarchy (see Note 10). The fair value of these pension plan assets, by asset category, is as follows:

	As of December 31,
	2012			2011
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

	(Dollars in millions)
Cash and cash equivalents	$873	$-	$-	$938	$-	$-
Fixed income investments:
Corporate bonds	1,923	-	-	1,687	-	-
U.K. government guaranteed bonds	1,728	-	-	2,148	-	-
Collateral assets for structured equity holdings	231	-	-	212	-	-
Asset backed securities	-	502	-	-	-	-
Interest rate and inflation swaps, net	-	-	-	-	504	-
Equities:
Common stock	349	-	-	3	-	-
Structured equity holdings	-	574	-	-	685	-
Real estate	-	228	-	-	272	-
Other	-	(52)	-	-	(58)	-
Total assets at fair value	$5,104	$1,252	$-	$4,988	$1,403	$-

Contributions. In 2013, the Company's minimum expected funding is approximately $50 million for U.S. pension plans (subject to reduction based on application of 2012 discretionary payments), $48 million for the U.K. pension plan and approximately $52 million for pension plans in the rest of the world. However, the Company may, at its discretion, make additional contributions.

Expected Future Pension Benefit Payments. The following pension benefit payments, which reflect current obligations and expected future service, as appropriate, are expected to be paid from the underlying plans to the participants:

	U.S.	U.K.	Rest of World

Years Ending December 31,	(Dollars in millions)
2013	$52	$264	$49
2014.	53	262	46
2015	78	261	47
2016	55	260	49
2017	56	263	49
2018 - 2021	287	1,312	268

Other Benefits. The Company also sponsors qualified defined contribution pension plans covering employees at certain operations and an unfunded non-qualified defined contribution plan for a select group of highly compensated employees. These plans allow participants to defer compensation, and generally provide employer matching contributions.

Restructuring Curtailments. For the year ended 2010, the Company recorded curtailment gains as a result of the headcount reductions that were undertaken, and the corresponding reduction of pension benefit obligations to those employees. Such curtailments are reflected in restructuring charges in the accompanying consolidated statement of earnings (see Note 13).

Postretirement Benefits Other Than Pensions (“OPEB”)

The Company provides health care and life insurance benefits for a substantial number of its retired employees in the United States and Canada, and for certain future retirees. The health care plans provide for the sharing of costs, in the form of retiree contributions, deductibles and coinsurance. Life insurance benefits are generally noncontributory. The Company's policy is to fund the cost of postretirement health care and life insurance benefits as those benefits become payable.

The following table provides a reconciliation of the changes in the plans' benefit obligation and fair value of assets during the years ended December 31, 2012 and December 31, 2011, and a statement of the funded status of the programs as of December 31, 2012 and 2011:

	2012		2011
		Rest of		Rest of
	U.S.	World	U.S.	World

	(Dollars in millions)
Change in benefit obligation:
Benefit obligations at beginning of period	$357	$105	$396	$99
Service cost	1	1	1	1
Interest cost	16	5	20	5
Actuarial (gain) loss	(6)	(7)	67	13
Foreign currency exchange rate changes	-	3	-	(3)
Plan amendments	-	3	(91)	-
Curtailment / settlement gain	(1)	-	-	(3)
Plan participant contributions	1	-	3	-
Benefits paid	(38)	(7)	(39)	(7)
Benefit obligations at December 31,	330	103	357	105

Change in plan assets:
Fair value of plan assets at beginning of period	-	-	-	-
Company contributions	37	7	36	8
Plan participant contributions	1	-	3	-
Settlements	-	-	-	(1)
Benefits paid	(38)	(7)	(39)	(7)
Fair value of plan assets at December 31,	-	-	-	-
Funded status at December 31,	$(330)	$(103)	$(357)	$(105)

The following table provides the amounts recognized in the consolidated balance sheets:

	As of December 31,
	2012		2011
		Rest of		Rest of
	U.S.	World	U.S.	World

	(Dollars in millions)
Current liabilities	$(30)	$(7)	$(35)	$(6)
Long-term liabilities	(300)	(96)	(322)	(99)
Total amount recognized	$(330)	$(103)	$(357)	$(105)

The pre-tax amounts recognized in accumulated other comprehensive earnings (losses) consist of:

	As of December 31,
	2012		2011
		Rest of		Rest of
	U.S.	World	U.S.	World

	(Dollars in millions)
Prior service benefit (cost)	$146	$26	$198	$35
Net gain (loss)	(33)	(9)	(34)	(17)
Accumulated other comprehensive earnings (loss)	$113	$17	$164	$18

The following table provides the components of net postretirement benefit (income) cost and other amounts recognized in other comprehensive (earnings) loss for the plans.

	Years Ended December 31,
	2012		2011		2010
		Rest of		Rest of		Rest of
	U.S.	World	U.S.	World	U.S.	World

	(Dollars in millions)
Net postretirement benefit (income) cost:
Service cost	$1	$1	$1	$1	$1	$1
Interest cost	16	5	20	5	23	6
Curtailment/Settlement (gain) loss	(36)	-	-	(2)	(3)	(5)
Amortization of prior service (benefit) cost	(22)	(7)	(15)	(6)	(15)	(6)
Amortization of net (gain) loss	-	1	(4)	-	(5)	-
Net postretirement benefit (income) cost	(41)	-	2	(2)	1	(4)

Other changes in plan assets and benefit obligations recognized in other comprehensive (earnings) loss:
Prior service (benefit) cost	-	3	(89)	1	(6)	(2)
Net (gain) loss	(6)	(8)	65	12	8	(5)
Amortization or curtailment recognition of prior service benefit (cost)	51	6	15	6	15	6
Amortization or settlement recognition of net gain (loss)	6	(1)	4	-	5	-
Total recognized in other comprehensive (earnings) loss	51	-	(5)	19	22	(1)
Total recognized net postretirement benefit (income) cost and other comprehensive (earnings) loss	$10	$-	$(3)	$17	$23	$(5)

Curtailments and Settlements. The Company recorded settlement gains during the year ended December 31, 2012 of approximately $36 million related to the termination of retiree medical benefits for certain salaried and hourly employees. During the years ended December 31, 2011 and 2010, the Company recorded settlement gains of approximately $2 million and $8 million, respectively, related to retiree medical buyouts.

The estimated amounts that will be amortized from accumulated other comprehensive earnings over the next fiscal year are as follows:

	Year Ending
	December 31, 2013
		Rest of
	U.S.	World

	(Dollars in millions)
Prior service (benefit) cost	$(17)	$(6)
Net actuarial (gain) loss	1	1
Total	$(16)	$(5)

Plan Assumptions. The weighted-average assumptions used to determine net postretirement benefit (income) cost were:

	Years Ended December 31,
	2012		2011		2010
		Rest of		Rest of		Rest of
	U.S.	World	U.S.	World	U.S.	World

Discount rate	4.75%	4.50%	5.50%	5.50%	6.00%	5.75%

The discount rate and assumed health care cost trend rates used in the measurement of the benefit obligation as of the applicable measurement dates were:

	As of December 31,
	2012		2011
		Rest of		Rest of
	U.S.	World	U.S.	World

Discount rate	4.00%	4.00%	4.75%	4.50%
Initial health care cost trend rate at end of year	7.00%	4.00%	7.00%	7.00%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%	5.00%
Year in which ultimate rate is reached	2017	2017	2018	2015

A one-percentage-point change in the assumed health care cost trend rate would have had the following effects:

	One-Percentage-Point
	Increase		Decrease
		Rest of		Rest of
	U.S.	World	U.S.	World

	(Dollars in millions)
Effect on total of service and interest cost components for the year ended December 31, 2012	$1	$1	$(1)	$(1)
Effect on postretirement benefit obligation as of measurement date	$20	$9	$(18)	$(8)

Contributions. The Company funds its OPEB obligations on a pay-as-you-go basis. In 2013, the Company expects to contribute approximately $38 million to its OPEB plans.

Expected Future Postretirement Benefit Payments. The following postretirement benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	U.S.	Rest of World

Years Ending December 31,	(Dollars in millions)
2013	$31	$7
2014	30	6
2015	29	6
2016	28	6
2017	26	6
2018 -2021	112	32

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements

10. Fair Value Measurements

The inputs to valuation techniques used to measure fair value are prioritized into a three-level hierarchy. This hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities and lowest priority to unobservable inputs, as follows:

       Level 1. The Company utilizes the market approach to determine the fair value of its assets and liabilities under Level 1 of the fair value hierarchy. The market approach pertains to transactions in active markets involving identical or comparable assets or liabilities.

              Level 2. The fair values determined through Level 2 of the fair value hierarchy are derived principally from or corroborated by observable market data under the market approach. Inputs include quoted prices for similar assets and liabilities (risk adjusted), and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.

       Level 3. The Company utilizes the income approach or the cost approach, as appropriate, to determine the fair value of its assets and liabilities under Level 3 of the fair value hierarchy. The fair value is derived principally from unobservable inputs from the Company's own assumptions about market risk, developed based on the best information available, subject to cost-benefit analysis, and may include the Company's own data. When there are pension related assets with fair value determined through Level 3, fair value is derived principally from unobservable inputs provided by the trustee (see Note 9). When there are no observable comparables, inputs used to determine value are derived from Company-specific inputs, such as projected financial data and the Company's own views about the assumptions that market participants would use.

Items Measured at Fair Value on a Recurring Basis

The fair value measurements for assets and liabilities recognized in the Company’s consolidated balance sheet are as follows:
	As of December 31,
	2012			2011
	Carrying	Fair	Measurement	Carrying	Fair
	Value	Value	Approach	Value	Value

	(Dollars in millions)
Foreign currency exchange contracts — current assets	$16	$16	Level 2	$3	$3
Foreign currency exchange contracts — noncurrent assets	9	9	Level 2	-	-
Short-term debt, fixed and floating rate	67	67	Level 2	65	65
Floating rate long-term debt	-	-	Level 2	1	1
Fixed rate long-term debt	1,395	1,677	Level 2	1,466	1,585
Foreign currency exchange contracts — current liability	-	-	Level 2	27	27
Foreign currency exchange contracts — noncurrent liability	-	-	Level 2	29	29
Interest rate swap contracts — noncurrent liability	1	1	Level 2	1	1
Commodity contracts — current liability	-	-	Level 2	4	4

The carrying value of short-term debt approximates fair value because of the short term nature of these instruments.

The fair value of long-term debt was determined primarily from quoted market prices, as provided by participants in the secondary marketplace. For long-term debt without a quoted market price, the Company estimates the fair value using discounted cash flow models with market based borrowing rates for similar types of arrangements. Upon issuance of the Company's exchangeable notes, a debt discount was recognized as a decrease in debt and an increase in equity. Accordingly, the Company's fair value and carrying value of long-term fixed rate debt as of December 31, 2012 is net of the unamortized discount of $24 million (see Note 12).

The Company's foreign currency exchange contracts, commodity contracts, and interest rate swap contracts are recorded at fair value, using quoted currency forward rates, quoted commodity forward rates, and quoted interest rate curves, respectively, to calculate forward values, and then discounting the forward values. In addition, the Company's calculation of the fair value of its foreign currency option contracts uses quoted currency volatilities.

The discount rates for all derivative contracts are based on quoted bank deposit or swap interest rates. For contracts which, when aggregated by counterparty, are in a liability position, the rates are adjusted by the credit spread which market participants would apply if buying these contracts from the Company's counterparties.

There were no changes in the Company's valuation techniques during the year ended December 31, 2012.

The following table represents the movement of amounts reported in accumulated other comprehensive earnings (losses) from deferred cash flow hedges, net of tax.

	Years Ended
	December 31,
	2012	2011

	(Dollars in millions)
Balance at beginning of period	$(48)	$8
Net change in derivative fair value and other movements during the year	61	(45)
Net amounts reclassified to statement of earnings during the year	(3)	(11)
Balance at end of period	$10	$(48)

The gains and losses reclassified into earnings include the discontinuance of cash flow hedges, which were immaterial in 2012 and 2011.

Items Measured at Fair Value on a Nonrecurring Basis

In addition to items that are measured at fair value on a recurring basis, the Company also has assets and liabilities in its balance sheet that are measured at fair value on a nonrecurring basis and therefore are not included in the tables above. Assets and liabilities that are measured at fair value on a nonrecurring basis include long-lived assets, including investments in affiliates, which are written down to fair value as a result of impairment (see Note 6 for impairments of intangible assets and Note 13 for impairments of long-lived assets), asset retirement obligations, and restructuring liabilities (see Note 13).

The Company has determined that the fair value measurements related to each of these assets and liabilities rely primarily on Company-specific inputs and the Company's assumptions about the use of the assets and settlement of liabilities, as observable inputs are not available. As such, the Company has determined that each of these fair value measurements reside within Level 3 of the fair value hierarchy. To determine the fair value of long-lived assets, the Company utilizes the projected cash flows expected to be generated by the long-lived assets, then discounts the future cash flows over the useful life of the long-lived assets by using a risk-adjusted rate for the Company. To estimate the fair value of the expected expense for asset retirement obligations, the Company uses standard engineering cost estimation techniques to determine the expenses to be incurred at the time the asset retirement obligation is settled, and then determines the present value of the expense using a discount rate equal to the current London Inter-Bank Offered Rates (“LIBOR”) plus the applicable margin for borrowing on the Company's senior secured revolving credit facility (see Note 12). For restructuring obligations, the amount recorded represents the fair value of the payments expected to be made based on the termination benefits provided to the affected employees, and are discounted using a risk-adjusted rate for the Company if the payments are expected to extend beyond one year.

As of December 31, 2012, the Company had $121 million of restructuring accruals and $11 million of asset retirement obligations, which were measured at fair value upon initial recognition of the associated liability. For the year ended December 31, 2012, the Company recorded asset impairments of $4 million associated with its determination of the fair value of its long-lived assets that exhibited indicators of impairment (see Note 13).

Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments

11. Financial Instruments

The Company is exposed to certain financial market risks related to its ongoing business operations. The primary risks managed through derivative financial instruments and hedging activities are foreign currency exchange rate risk, interest rate risk and commodity price risk. Derivative financial instruments and hedging activities are utilized to protect the Company's cash flow from adverse movements in foreign currency exchange rates and commodity prices as well as to manage interest costs. The Company is exposed to credit loss in the event of nonperformance by the counterparty to the derivative financial instruments. The Company attempts to limit this exposure by entering into agreements directly with a number of major financial institutions that meet the Company's credit standards and that are expected to fully satisfy their obligations under the contracts, and by monitoring the Company's credit exposure to each counterparty in light of its current credit quality.

The Company manufactures and sells its products in countries throughout the world. As a result, it is exposed to fluctuations in foreign currency exchange rates. The Company enters into foreign exchange contracts to hedge portions of its foreign currency denominated forecasted revenues, purchases and the subsequent cash flows after considering natural offsets within the consolidated group. The effective part of the gains or losses on these instruments are generally recorded in other comprehensive earnings (losses) until the underlying transaction is recognized in net earnings. The earnings impact is reported either in sales, cost of sales, or other expense (income) - net, to match the underlying transaction. The ineffective portion of the gains or losses on these contracts, as well as all gains or losses on contracts which are held for economic purposes but not designated for hedge accounting treatment (including contracts that do not qualify for hedge accounting purposes), are reported in earnings immediately.

In addition, the Company enters into certain foreign exchange contracts that do not qualify for hedge accounting under ASC 815 to hedge recognized foreign currency transactions. Gains and losses on these contracts are recorded in net earnings and are substantially offset by the effect of the revaluation of the underlying foreign currency denominated transaction.

As of December 31, 2012, the Company had a notional value of $2.0 billion in foreign exchange contracts outstanding. These foreign exchange contracts mature at various dates through October 2015. Foreign currency exposures are reviewed monthly and any natural offsets are considered prior to entering into a derivative financial instrument.

As of December 31, 2012, the Company had two offsetting interest rate swap agreements outstanding, each with a notional value of $25 million. The Company's exposure to interest rate risk arises primarily from changes in LIBOR.

Derivative Instruments. The fair values of the Company's derivative instruments as of December 31, 2012 and 2011 was $40 million and $23 million, respectively, in the asset position, and $16 million and $81 million, respectively, in the liability position. These amounts consist of interest rate contracts, foreign currency exchange contracts, and commodity contracts, none of which are individually significant.

Cash Flow Hedges. For any derivative instrument that is designated and qualifies as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of OCI, and is subsequently reclassified into earnings in the same period, or periods, during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in earnings. Approximately $7 million of gains, net of tax, which are included in Other Comprehensive Income (“OCI”) expected to be reclassified into earnings in the next twelve months.

       For the years ended December 31, 2012, 2011 and 2010, the effective portion of gains and losses on derivatives designated as cash flow hedges and recognized in OCI was a gain of $80 million, a loss of $68 million and a gain of $27 million, respectively, which were related to foreign currency exchange contracts. The effective portion of gains on cash flow hedges reclassified from OCI into the statement of earnings for the years ended December 31, 2012, 2011 and 2010 was $3 million, $11 million and $13 million, respectively, and was included in various line items on the statement of earnings.

       Gains or losses recognized in income related to hedge ineffectiveness for the years ended December 31, 2012 and 2011 were not significant.

Fair Value Hedges. For any derivative instrument that is designated and qualifies as a fair value hedge, the gain or loss on the derivative as well as the offsetting loss or gain on the underlying hedged item is recognized in current earnings. As of December 31, 2012 and 2011, the Company had no fair value hedges outstanding.

Undesignated Derivatives. For the years ended December 31, 2012, 2011 and 2010, the Company recognized a gain of $14 million, a loss of $10 million, and a gain of $11 million, respectively, in other (income) expense – net, for derivative instruments not designated as hedging instruments.

Credit-Risk-Related Contingent Features. The Company has entered into International Swaps and Derivatives Association (“ISDA”) agreements with each of its significant derivative counterparties. These agreements provide bilateral netting and offsetting of accounts that are in a liability position with those that are in an asset position. These agreements do not require the Company to maintain a minimum credit rating in order to be in compliance with the terms of the agreements and do not contain any margin call provisions or collateral requirements that could be triggered by derivative instruments in a net liability position. As of December 31, 2012, the Company had not posted any collateral to support its derivatives in a liability position.

Offsetting of Derivative Assets and Liabilities
The following tables reflect the offsetting of derivative assets and liabilities:

	As of December 31, 2012			As of December 31, 2011
	Gross Amounts Recognized	Gross Amounts Offset	Net Amounts Reported	Gross Amounts Recognized	Gross Amounts Offset	Net Amounts Reported

	(Dollars in millions)
Derivative Assets:
Foreign Currency	$40	$(15)	$25	$23	$(20)	$3

Derivative Liabilities:
Interest Rate Contracts	1	-	1	1	-	1
Foreign Currency	15	(15)	-	76	(20)	56
Commodity Contracts	-	-	-	4	-	4

Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt

12. Debt

Subsequent Events. In February 2013, the Company issued $400 million in aggregate principal amount of 4.5% senior unsecured notes due 2021 (the “4.50% Senior Notes”) in a private placement, and for the six months ended June 28, 3013, repurchased portions of its senior unsecured notes due in 2014 and 2017 totaling approximately $91 million in principal amount, as further described in Note 22.

Debt. Total outstanding debt of the Company consisted of the following:

	As of December 31,
	2012	2011

	(Dollars in millions)

Short-term debt	$67	$65

Long-term debt:
Senior notes, due 2014	$533	$550
Senior notes, due 2017	667	693
Exchangeable senior notes, due 2015	150	143
Revolving credit facility	-	-
Capitalized leases	13	21
Other borrowings	32	60
Total long-term debt	1,395	1,467
Less current portion	26	39
Long-term debt, net of current portion	$1,369	$1,428

The weighted average interest rate on the Company's debt as of December 31, 2012 and 2011 was 7.3% and 7.5%, respectively, excluding the effect of interest rate swaps. The maturities of long-term debt outstanding as of December 31, 2012 are:

Years Ended December 31,	(Dollars in millions)

2013	$26
2014	536
2015	152
2016	3
2017	668
Thereafter	10
Total	$1,395

Senior Notes

8.875% Senior Notes. In November 2009, the Company issued $250 million in aggregate principal amount of 8.875% senior unsecured notes due 2017 (the “8.875% Senior Notes”) in a private placement. Interest is payable semi-annually on June 1 and December 1 of each year. The 8.875% Senior Notes are unconditionally guaranteed on a senior unsecured basis by substantially all existing and future wholly-owned domestic subsidiaries of the Company and by TRW Automotive Finance (Luxembourg), S.a.r.l., a Luxembourg subsidiary.

2007 Senior Notes. In March 2007, the Company issued 7% senior unsecured notes and 6⅜% senior unsecured notes, each due 2014, in principal amounts of $500 million and €275 million, respectively, and 7¼% senior unsecured notes due 2017 in the principal amount of $600 million (collectively, the “2007 Senior Notes”) in a private placement. Interest is payable semi-annually on March 15 and September 15 of each year. The 2007 Senior Notes are unconditionally guaranteed on a senior unsecured basis by substantially all existing and future wholly-owned domestic subsidiaries of the Company and by TRW Automotive Finance (Luxembourg), S.a.r.l., a Luxembourg subsidiary.

Senior Note Repurchases. During 2012 and 2011, the Company repurchased portions of its senior notes totaling approximately $48 million and $256 million, respectively, in principal amount and recorded a loss on retirement of debt of $5 million and $24 million, respectively, including the write-off of a portion of debt issuance costs, discounts and premiums. The repurchased notes were retired upon settlement.

Exchangeable Senior Notes

In November 2009, the Company issued approximately $259 million in aggregate principal amount of 3.50% exchangeable senior unsecured notes due 2015 (the “Exchangeable Senior Notes”) in a private placement. Prior to September 1, 2015, the notes are exchangeable only upon specified events or conditions being met and, thereafter, at any time. One condition, the sales price condition (described below), was met as of December 31, 2012, and as such, the notes are exchangeable in the first quarter of 2013. They will remain exchangeable in subsequent quarters if the sale price condition continues to be met, which occurs if the last reported sale price of the Company's common stock for at least 20 of the last 30 trading days of the immediately preceding quarter is greater than 130% of the applicable exchange price. The initial exchange rate is 33.8392 shares of the Company's common stock per $1,000 principal amount of notes (equivalent to an exchange price of approximately $29.55 per share of common stock), subject to adjustment. Upon exchange, the Company's exchange obligation may be settled, at its option, in shares of its stock, cash or a combination of cash and shares of its stock. The Exchangeable Senior Notes are senior unsecured obligations of the Company. Interest is payable on June 1 and December 1 of each year. The Exchangeable Senior Notes will mature on December 1, 2015, unless earlier exchanged, repurchased by the Company at the holder's option upon a fundamental change, or redeemed by the Company after December 6, 2013, at the Company's option if certain conditions are met.

The Exchangeable Senior Notes were recorded with a debt discount which decreased debt and increased paid-in-capital in order to separate the liability and embedded equity components. The debt component will accrete up to the principal amount to effectively yield 9.0% over the term of the debt. The debt discount as of December 31, 2012 and December 31, 2011 was $24 million and $31 million, respectively. The total interest expense recognized for the years ended December 31, 2012, 2011 and 2010, was approximately $13 million, $16 million, and $18 million, respectively, including $6 million, $8 million, and $9 million in each respective period relating to the stated coupon rate.

Exchangeable Senior Note Repurchases. During 2011, the Company repurchased portions of its Exchangeable Senior Notes totaling approximately $85 million in principal amount and recorded a loss on retirement of debt of $13 million, including the write-off of a portion of debt issuance costs and the debt discount. In addition, during the same 2011 period, the Company recorded a reduction of $66 million to paid-in-capital relating to the repurchase of the conversion feature of the Exchangeable Senior Notes. The repurchased notes were retired upon settlement.

Senior Secured Revolving Credit Facilities

During the third quarter of 2012, the Company entered into its Eighth Amended and Restated Credit Agreement (the “Eighth Credit Agreement”) with the lenders party thereto. The Eighth Credit Agreement provides for senior secured credit facilities consisting of (i) a revolving credit facility in the amount of $1.4 billion which matures in September 2017, subject to certain conditions described below (the “Revolving Credit Facility”), and (ii) additional availability which may be used in the future for one or more term loans or additional revolving facilities (together with the Revolving Credit Facility, the “Facilities”). All of the Facilities are undrawn. The Eighth Credit Agreement also amends certain other provisions of the prior credit agreement, the Seventh Amended and Restated Credit Agreement, dated as of December 21, 2009 (the “Prior Agreement”), including replacing the Revolving Credit Facility's leverage-based pricing grid with a ratings-based pricing grid, reducing the interest rate on amounts drawn under the Revolving Credit Facility and the fees charged on undrawn availability, as well as amending certain other covenants which are now more favorable to the Company. The Company paid fees and expenses totaling approximately $9 million relating to the transaction. For the year ended December 31, 2012, the Company recorded a loss on retirement of debt of $1 million related to the write-off of a portion of debt issuance costs associated with the Prior Agreement.

The Revolving Credit Facility will mature on September 28, 2017; provided that if, as of (a) the last fiscal day of October 2016, with respect to the Company's 7¼% senior unsecured notes due 2017, or (b) the last fiscal day of July 2017, with respect to the Company's 8.875% Senior Notes due 2017 (each such series of notes, “Inside Maturity Notes”), an aggregate amount of the applicable Inside Maturity Notes in excess of $100 million remains outstanding and the amount of available liquidity does not exceed the aggregate amount of cash necessary to redeem such Inside Maturity Notes by at least $500 million, then the maturity date of the Revolving Credit Facility will be 20 business days after either such date.

The commitment fee and the applicable margin for borrowing on the Revolving Credit Facility are subject to a ratings-based pricing grid. The applicable margin in effect as of December 31, 2012 was 0.75% with respect to base rate borrowings and 1.75% with respect to eurocurrency borrowings. The commitment fee on the undrawn amounts under the Revolving Credit Facility was 0.30%.

Obligations under the Facilities are secured by a perfected first priority security interest in, and mortgages on, substantially all tangible and intangible assets of TRW Automotive Inc. (“TAI”), a wholly owned subsidiary of TRW Automotive Holdings Corp. (“TAHC”), and substantially all of its domestic subsidiaries, including a pledge of 100% of the stock of TAI and substantially all of its domestic subsidiaries and 65% of the stock of foreign subsidiaries owned directly by domestic entities. In addition, foreign borrowings under the Revolving Credit Facility are secured by assets of the foreign borrowers.

During 2011, the Company made an offer to certain lenders under the Prior Agreement whose commitments were scheduled to mature on May 9, 2012 to extend the maturity date of their commitments to November 30, 2014. Effective May 2, 2011, the Company terminated the commitments of those lenders who did not accept the offer. In conjunction with the termination, the Company recorded a loss on retirement of debt of $3 million related to the write-off of a portion of the debt issuance costs.

Debt Covenants

Senior Notes. The indentures governing the 2007 Senior Notes and the 8.875% Senior Notes contain covenants that impose significant restrictions on the Company's business. The covenants, among other things, could restrict, subject to a number of qualifications and limitations, the ability of TAI and its subsidiaries to pay certain dividends and distributions, or repurchase equity interests of the Company and certain of its subsidiaries (unless certain conditions are met), incur liens, engage in mergers or consolidations, and enter into sale and leaseback transactions. The indentures for each of the Company's outstanding notes also contain customary events of default.

Senior Secured Credit Facilities. If the Company's leverage ratio as defined in the Eighth Credit Agreement is greater than 1.5 to 1.0, the agreement restricts the repurchase of indebtedness, the purchase or redemption of the Company's common stock, and the payment of cash dividends, pursuant to a formula based on the Company's consolidated net income. Further, the Eighth Credit Agreement contains a number of covenants that, among other things, could restrict, subject to certain exceptions, the ability of TAI and its subsidiaries to incur additional indebtedness or issue preferred stock; repay other indebtedness; repurchase capital stock; create liens on assets; make investments, loans or advances; make certain acquisitions; engage in mergers or consolidations; enter into sale and leaseback transactions; engage in certain transactions with affiliates; amend certain material agreements governing TAI's indebtedness; and change the business conducted by the Company. In addition, the Eighth Credit Agreement contains financial covenants relating to a leverage ratio and a minimum interest coverage ratio, which ratios are calculated on a trailing four quarter basis. Other covenants restrict the payment of dividends or other distributions by TAI, subject to specified exceptions. The exceptions include, among others, payments or distributions to enable the Company to enter into certain derivative transactions in relation to TAI's exchangeable bonds, or in respect of expenses required for TAHC to maintain its corporate existence, general corporate overhead expenses, tax liabilities and legal and accounting fees. Since TAHC is a holding company without any independent operations, it does not have significant cash obligations and is able to meet its limited cash obligations with payments or distributions from TAI under the exceptions to our debt covenants. The Eighth Credit Agreement also includes customary events of default.

As of December 31, 2012, the Company was in compliance with all of its financial covenants.

Debt Repurchases

As market conditions warrant, the Company may from time to time repurchase debt securities, including exchangeable debt securities, issued by the Company or its subsidiaries, in privately negotiated or open market transactions, by tender offer, exchange offer, or by other means.

Other Borrowings

The Company has borrowings under uncommitted credit agreements in many of the countries in which it operates. The borrowings are from various domestic and international banks at quoted market interest rates.

Restructuring Charges and Asset Impairments	12 Months Ended
Dec. 31, 2012
Restructuring Charges and Asset Impairments [Abstract]
Restructuring Charges and Asset Impairments

13. Restructuring Charges and Asset Impairments

On an ongoing basis, the Company evaluates its business and objectives to ensure that it is properly configured and sized based on changing market conditions. Accordingly, the Company implements certain restructuring initiatives, including plant rationalizations and targeted workforce reduction efforts, as it deems appropriate.

The Company's restructuring charges consist of severance, retention and outplacement services and severance-related postemployment benefits (collectively, “severance and other charges”), curtailment gains related to reductions of pension and retiree medical benefit obligations due to headcount reductions, and asset impairments related to restructuring activities.

For the year ended December 31, 2012, restructuring charges and asset impairments include the following:

		Occupant
	Chassis	Safety		Automotive
	Systems	Systems	Electronics	Components
	Segment	Segment	Segment	Segment	Corporate	Total

	(Dollars in millions)
Severance and other charges	$64	$20	$-	$7	$-	$91
Asset impairments related to restructuring activities	2	-	-	-	-	2
Total restructuring charges	66	20	-	7	-	93
Other asset impairments	2	-	-	-	-	2
Total restructuring charges and asset impairments	$68	$20	$-	$7	$-	$95

During 2012, the Company incurred restructuring charges as part of the Company's ongoing effort to better align the Company's cost structure with global automotive market conditions. Based on such conditions, primarily within the European automotive market, we incurred restructuring charges of $93 million which consisted of $58 million related to workforce reduction initiatives and $35 million related to the closure or planned closure of various facilities. The Company also recorded other asset impairments of $2 million related to the write-down of certain tooling to fair value based on future cash flows.

For the year ended December 31, 2011, restructuring charges and asset impairments include the following:

		Occupant
	Chassis	Safety		Automotive
	Systems	Systems	Electronics	Components
	Segment	Segment	Segment	Segment	Corporate	Total

	(Dollars in millions)
Severance and other charges	$-	$9	$1	$10	$-	$20
Asset impairments related to restructuring activities	-	-	-	1	-	1
Total restructuring charges	-	9	1	11	-	21
Other asset impairments	6	-	-	-	-	6
Total restructuring charges and asset impairments	$6	$9	$1	$11	$-	$27

During 2011, the Company incurred restructuring charges as part of the Company's ongoing effort to better align the Company's cost structure with global automotive market conditions. The restructuring charges of $21 million consisted of $7 million related to global workforce reduction initiatives and $14 million related to the closure or planned closure of various facilities. The Company also recorded other asset impairments of $5 million related to the write-down of certain investments where the decline in fair value was determined to be other-than-temporary and $1 million related to the write-down of certain machinery and equipment to fair value based on estimated future cash flows.

For the year ended December 31, 2010, restructuring charges and asset impairments include the following:

		Occupant
	Chassis	Safety		Automotive
	Systems	Systems	Electronics	Components
	Segment	Segment	Segment	Segment	Corporate	Total

	(Dollars in millions)
Severance and other charges	$13	$23	$(1)	$11	$1	$47
Curtailment gains - net	(1)	-	-	-	-	(1)
Asset impairments related to restructuring activities	(4)	-	-	-	-	(4)
Total restructuring charges	8	23	(1)	11	1	42
Other asset impairments	2	-	-	1	-	3
Total restructuring charges and asset impairments	$10	$23	$(1)	$12	$1	$45

During 2010, the Company incurred restructuring charges as part of the Company's ongoing effort to better align the Company's cost structure with global automotive market conditions. The restructuring charges of $42 million consisted of $41 million related to global workforce reduction initiatives and $5 million related to the closure or planned closure of various facilities, partially offset by a gain of $4 million on the sale of a property related to a closed North American braking facility, which was previously impaired as part of a 2008 restructuring action. Other asset impairments of $3 million related to the write-down of certain machinery and equipment to fair value based on estimated future cash flows.

Restructuring Reserves

The following table illustrates the movement of the restructuring reserves for severance and other charges, including reserves related to severance-related postemployment benefits for both periods presented:

	Years Ended December 31,
	2012	2011

	(Dollars in millions)

Beginning balance	$59	$80
Current period accruals, net of changes in estimates	88	20
Increase in accrual due to business acquisition	-	6
Used for purposes intended	(26)	(48)
Effects of foreign currency translation and transfers	-	1
Ending balance	$121	$59

Of the $121 million restructuring reserve accrued as of December 31, 2012, approximately $105 million is expected to be paid in 2013. The remaining balance is expected to be paid in 2014 through 2017 and is comprised primarily of involuntary employee termination arrangements in Europe.

The Company completed an acquisition in the Chassis Systems segment during the first quarter of 2011 and assumed a restructuring liability of $6 million.

Lease Commitments	12 Months Ended
Dec. 31, 2012
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
Lease Commitments

14. Lease Commitments

The Company leases certain offices, manufacturing and research buildings, machinery, automobiles and computer and other equipment. Such leases, some of which are noncancelable and in many cases include renewals, are set to expire at various dates. Rental expense for operating leases was $112 million, $111 million, and $104 million for the years ended December 31, 2012, 2011, and 2010, respectively.

As of December 31, 2012, the future minimum lease payments for noncancelable capital and operating leases with initial terms in excess of one year were as follows:

	Capital	Operating
Years Ended December 31,	Leases	Leases

	(Dollars in millions)
2013	$3	$93
2014	2	60
2015	3	50
2016	2	44
2017	1	41
Thereafter	5	74
Total minimum payments required	$16	$362
Less amounts representing interest	3
Present value of net minimum capital lease payments	13
Less current installments	2
Obligations under capital leases, excluding current installments	$11

Capital Stock	12 Months Ended
Dec. 31, 2012
Capital Stock [Abstract]
Capital Stock Disclosure [Text Block]

15. Capital Stock

Subsequent Events. During the six months ended June 28, 2013, the Company repurchased 2,950,828 shares of its common stock for a total of $200 million, as further described in Note 22.

Capital Stock. The Company's authorized capital stock consists of (i) 500 million shares of common stock, par value $.01 per share (the “Common Stock”), of which 119,372,047 shares were issued and outstanding as of December 31, 2012, net of 4,668 shares of treasury stock withheld at cost to satisfy tax obligations for a specific grant under the Company's stock-based compensation plan; and (ii) 250 million shares of preferred stock, par value $.01 per share, including 500,000 shares of Series A junior participating preferred stock, of which no shares are currently issued or outstanding.

From time to time, capital stock is issued in conjunction with the exercise of stock options and stock-settled stock appreciation rights and the vesting of restricted stock units issued as part of the Company's stock incentive plan (see Note 16).

Share Repurchase Programs. On February 16, 2012, the Company announced that its board of directors approved a share repurchase program that is intended to offset, on an ongoing basis, the dilution created by the Company's stock incentive plan (the “Anti-Dilution Program”). In addition, on October 1, 2012, the Company announced a share repurchase program that had been approved by its board of directors during the third quarter of 2012 to acquire up to $1 billion of the Company's outstanding common stock that extends through December 31, 2014.

During the six months ended June 29, 2012, the Company reached its 2012 board-authorized limit to repurchase 2.3 million shares of its common stock under the Anti-Dilution Program, although additional shares may be purchased in subsequent years. The shares were repurchased at an average price of $44.48 per share, which totaled $102 million.

During the fourth quarter of 2012, the Company repurchased 3.3 million shares of its common stock under the share repurchase program announced on October 1, 2012. The shares were repurchased at an average price of $49.94 per share, which totaled $166 million.

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation [Abstract]
Share-Based Compensation

16. Share-Based Compensation

Equity Awards

Effective in February 2003, the Company established the TRW Automotive Holdings Corp. 2003 Stock Incentive Plan (as amended, the “2003 Plan”). As amended, the Plan permitted the grant of up to 23 million stock options, stock appreciation rights, restricted stock and other stock-based awards to the employees, directors or consultants of the Company or its affiliates.

Effective in May 2012, the Company's shareholders approved the TRW Automotive Holdings Corp. 2012 Stock Incentive Plan (the “2012 Plan”). The 2012 Plan permits the grant of stock options, stock appreciation rights, restricted stock and other stock-based awards to the employees, directors or consultants of the Company or its affiliates. As a result, no new awards will be granted under the 2003 Plan.

As of December 31, 2012, the Company had 6,148,580 shares of Common Stock available for issuance under the 2012 Plan. In addition, 1,698,337 stock options, 2,291,626 stock-settled stock appreciation rights (“SSARs”), 857,782 nonvested restricted stock units (“RSUs”), and 14,500 nonvested phantom stock units (“PSUs”) were outstanding as of December 31, 2012. All of the SSARs and most of the stock options have an 8-year term and vest ratably over three years, whereas the remaining stock options have a 10-year term and vested ratably over five years. Substantially all of the RSUs and PSUs vest ratably over three years.

Each SSAR entitles the grantee to receive the appreciation in value of one underlying share of the Company's stock from the grant date fair market value to the lesser of the fair market value on the exercise date or the specified maximum value.

The significant equity award grants during 2012, 2011 and 2010 are as follows:

	February 23,		February 24,		March 3,
	2012		2011		2010
	SSARs	RSUs	SSARs	RSUs	SSARs	RSUs

Number Granted	1,282,518	515,523	908,500	317,650	535,300	632,100
Exercise price	$45.11		$54.95		$26.91
Maximum value	$95.00		$100.00		$50.00

The exercise price of the SSARs and stock options is equal to the average of the high and low stock price of the Company on the grant date.

The total share-based compensation expense recognized for the Plan was as follows:

	Years Ended December 31,
	2012	2011	2010

	(Dollars in millions)
SSARs and stock options	$5	$4	$3
Restricted stock units	16	11	10
Total share-based compensation expense	$21	$15	$13

The Company uses historical data to estimate SSAR and option exercise and employee termination assumptions within the valuation model. The expected volatilities are primarily developed using historical data of the Company. The expected life of SSARs and options granted represents the period of time that they are expected to be outstanding. The risk free rate is based on U.S. Treasury zero-coupon yield curves with a remaining term equal to the expected SSAR and option life.

Fair value for SSARs was estimated at the date of grant using the Black-Scholes option pricing model using the following weighted-average assumptions:

	February 23,	February 24,	March 3,
	2012	2011	2010

Expected volatility	79.3%	77.3%	75.8%
Dividend yield	0.00%	0.00%	0.00%
Expected life	5.0 years	5.0 years	5.0 years
Risk-free rate	0.89%	2.19%	2.27%

A summary of SSAR and stock option activity under the Plan and changes for the year ended December 31, 2012 is presented below:

			Weighted-
		Weighted-	Average
	Thousands of	Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	and SSARs	Price	Term	Value

				(Dollars in millions)
Outstanding at January 1, 2012	3,855	$30.26
Granted	1,282	45.11
Exercised	(1,072)	24.20
Forfeited or expired	(75)	45.62
Outstanding at December 31, 2012	3,990	36.38	5.0	$69
Exercisable at December 31, 2012	1,989	$26.27	3.2	$55

The weighted-average grant-date fair value of SSARs granted during the years ended December 31, 2012, 2011 and 2010 was $6.58, $6.54, and $3.45, respectively. The total intrinsic value of SSARs and stock options exercised during the years ended December 31, 2012, 2011 and 2010 was $26 million, $36 million and $89 million, respectively.

A summary of the status of the Company's nonvested RSUs as of December 31, 2012, and changes during the year ended December 31, 2012, is presented below:

		Weighted-
	Thousands of	Average
	Restricted	Grant-Date
	Stock Units	Fair Value
Nonvested Units
Nonvested at January 1, 2012	885	$31.79
Granted	517	45.10
Vested	(489)	24.35
Forfeited	(55)	42.96
Nonvested at December 31, 2012	858	$43.35

The total fair value of RSUs vested during the years ended December 31, 2012, 2011 and 2010 were $22 million, $32 million and $14 million, respectively.

As of December 31, 2012, there was $30 million of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan. Such cost is expected to be recognized over a weighted-average period of approximately two years.

Cash Awards

For the years ended December 31, 2012, 2011 and 2010, the Company recognized compensation expense associated with its cash-settled share-based compensation and retention awards of approximately $4 million, $15 million and $19 million, respectively. The liability and fair value of the cash awards as of December 31, 2012 were approximately $1 million and $3 million, respectively. The liability and fair value of the cash awards as of December 31, 2011 were approximately $40 million and $45 million, respectively.

2011 and 2010 Cash Incentive Awards - Executives. In February 2011 and March 2010, the Company issued cash incentive awards for executive officers (the “2011 Awards” and “2010 Awards”, respectively). Each award is divided into three tranches of equal value with a tranche vesting on each of the first, second and third anniversaries of the agreement date. During the year ended December 31, 2012, the first tranche of the 2011 Awards and the second tranche of the 2010 Awards vested and were fully paid. Subsequent to the payment of the first tranche, the target aggregate value of the awards granted in 2011 is approximately $1.9 million, but could range from a minimum value of zero to a maximum value of $2.4 million depending on movement of the Company's stock price during certain determination periods. Similarly, subsequent to payment of the first and second tranches, the remaining target aggregate value of the awards granted in 2010 is approximately $1 million, but could range from a minimum value of zero to a maximum value of $1.1 million depending on movement of the Company's stock price during certain determination periods.

2009 Awards. In February 2009, the Company issued cash incentive awards for executive officers, vice presidents and independent directors and retention awards for executive officers and vice presidents of the Company (the “2009 Awards”). For compensation expense purposes, the fair value of the share-based portion of the 2009 Awards was determined based on a lattice model (the Monte Carlo simulation) and was re-measured quarterly. During the first quarter of 2012, approximately $40 million was paid to fully satisfy the obligation for these awards.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

17. Related Party Transactions

Subsequent Event. In February 2013, AI LLC and certain management stockholders sold 10 million shares of the Company's common stock in an underwritten registered public offering, as further described in Note 22.

Blackstone. Pursuant to the Company's Transaction and Monitoring Fee Agreement (the “TMF Agreement”) with an affiliate of The Blackstone Group L.P. (“Blackstone”), Blackstone had provided the Company certain monitoring, advisory and consulting services as more fully described in the agreement. The Company was paying an annual monitoring fee of $5 million for these services. In the first quarter of 2011, the TMF Agreement was terminated in return for the Company's commitment to pay Blackstone a total of approximately $10 million under a quarterly payment schedule commensurate with the payment schedule under the TMF Agreement. During 2011, approximately $11 million of expense was included in the consolidated statements of earnings, which included the $10 million expense recognized upon termination as well as $1 million of expense that was recognized prior to the termination. No additional expense has been or will be recognized subsequent to 2011 as a result of these arrangements. Approximately $5 million was included in the consolidated statements of earnings for the year ended December 31, 2010.

Secondary Offerings. Pursuant to the Company's Third Amended and Restated Stockholders Agreement (the “Third Restated Agreement”) with Automotive Investors LLC (“AI LLC”), an affiliate of Blackstone, among other things, the Company has certain obligations with respect to both demand and incidental (or “piggyback”) registration rights held by AI LLC. Pursuant to the Company's employee stockholders agreement among the Company, our management group and AI LLC, among other things, the Company has certain continuing obligations with respect to piggyback registration rights held by the employee stockholders who are affiliates.

In March, September and November of 2010, AI LLC and certain management stockholders sold 11 million, 8 million and 10 million shares, respectively, of the Company's common stock in underwritten registered public offerings (the “Offerings”) pursuant to the Company's shelf registration statement on Form S-3 filed with the SEC on August 10, 2009. The Company did not receive any proceeds from the Offerings, nor did its number of shares outstanding materially change. In accordance with the Third Restated Agreement and the employee stockholders agreement described above, the Company incurred expenses totaling less than $1 million in connection with these Offerings. As a result of the Offerings, AI LLC's ownership interest in the Company decreased to approximately 16%.

Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Contingencies

18. Contingencies

Various claims, lawsuits and administrative proceedings are pending or threatened against the Company or its subsidiaries, covering a wide range of matters that arise in the ordinary course of the Company's business activities with respect to commercial, patent, product liability, environmental and occupational safety and health law matters. In addition, the Company and its subsidiaries are conducting a number of environmental investigations and remedial actions at current and former locations of certain of the Company's subsidiaries. Along with other companies, certain subsidiaries of the Company have been named potentially responsible parties for certain waste management sites. Each of these matters is subject to various uncertainties, and some of these matters may be resolved unfavorably with respect to the Company or the relevant subsidiary. A reserve estimate for each environmental matter is established using standard engineering cost estimating techniques on an undiscounted basis. In the determination of such costs, consideration is given to the professional judgment of Company environmental engineers, in consultation with outside environmental specialists, when necessary. At multi-party sites, the reserve estimate also reflects the expected allocation of total project costs among the various potentially responsible parties.

As of December 31, 2012 and 2011, the Company had reserves for environmental matters of $67 million and $70 million, respectively. In addition, the Company has established a receivable from Northrop Grumman Corporation (“Northrop”) for a portion of this environmental liability as a result of indemnification provided for in the master purchase agreement between Northrop and an affiliate of Blackstone under which Northrop has agreed to indemnify the Company for 50% of any environmental liabilities associated with the operation or ownership of the Company's automotive business existing at or prior to the acquisition, subject to certain exceptions. The Company believes any liability, in excess of amounts accrued in our consolidated financial statements, that may result from the resolution of environmental matters for which sufficient information is available to support these cost estimates, will not have a material adverse effect on the Company's financial position, results of operations or cash flows. However, the Company cannot predict the effect on the Company's financial position, results of operations or cash expenditures for aspects of certain matters for which there is insufficient information. In addition, the Company cannot predict the effect of compliance with environmental laws and regulations with respect to unknown environmental matters on the Company's financial statements or the possible effect of compliance with environmental requirements imposed in the future.

The Company faces an inherent business risk of exposure to product liability, recall and warranty claims in the event that its products actually or allegedly fail to perform as expected or the use of its products results, or is alleged to result, in bodily injury and/or property damage. Accordingly, the Company could experience material warranty, recall or product liability losses in the future. For further information, including quantification of the Company's product warranty liability, see the description of “Warranties” in Note 2.

While certain of the Company's subsidiaries have been subject in recent years to asbestos-related claims, management believes that such claims will not have a material adverse effect on the Company's financial statements. In general, these claims seek damages for illnesses alleged to have resulted from exposure to asbestos used in certain components sold in the past by the Company's subsidiaries. Management believes that the majority of the claimants were vehicle mechanics. The vast majority of these claims name as defendants numerous manufacturers and suppliers of a variety of products allegedly containing asbestos. Management believes that, to the extent any of the products sold by the Company's subsidiaries and at issue in these cases contained asbestos, the asbestos was encapsulated. Based upon several years of experience with such claims, management believes that only a small proportion of the claimants has or will ever develop any asbestos-related illness.

Neither settlement costs in connection with asbestos claims nor annual legal fees to defend these claims have been material in the past. These claims are strongly disputed by the Company and it has been its policy to defend against them aggressively. Many of these cases have been dismissed without any payment whatsoever. Moreover, there is significant insurance coverage with solvent carriers with respect to these claims. However, while costs to defend and settle these claims in the past have not been material, there can be no assurances that this will remain so in the future.

Management believes that the ultimate resolution of the foregoing contingencies will not have a material effect on the Company's financial statements as a whole.

Antitrust Matters

Antitrust authorities, including those in the United States and Europe, are investigating possible violations of competition (antitrust) laws by automotive parts suppliers (referred to herein as the “Antitrust Investigations”). In connection with those investigations, in June 2011, European antitrust authorities visited certain of the Company's Occupant Safety Systems business unit locations in Germany to gather information. The Company also received a subpoena related to the Antitrust Investigations in the United States from the U.S. Department of Justice (“DOJ”). With respect to the U.S. investigation, one of the Company's German subsidiaries entered into a plea agreement with the DOJ. Under the terms of the agreement, the subsidiary pled guilty to one count of conspiracy in restraint of trade involving sales of Occupant Safety Systems products, and paid a fine of $5.1 million. This agreement was approved by the court, thereby concluding the DOJ's current investigation of the Company.

However, the Antitrust Investigation by the European Commission is ongoing. While the duration and outcome of the European Commission's investigation is uncertain, a determination that the Company has violated European competition (antitrust) laws could result in significant penalties which could have a material adverse effect on our financial condition, results of operations and cash flows, as well as our reputation. European competition law investigations often continue for several years and have resulted in the imposition of significant fines by the European Commission, in some cases, for violations at companies in other sectors. While the Company cannot estimate the ultimate financial impact resulting from the European investigation, it will continue to evaluate developments in this matter on a regular basis and will record an accrual as and when appropriate.

The Company's policy is to comply with all laws and regulations, including all antitrust and competition laws. The Company is cooperating fully with the competition authorities in the context of their ongoing investigations.

The Company has been named as a defendant in purported class action lawsuits filed on various dates from June 2012 through January 2013 in the United States District Court for the Eastern District of Michigan and the Superior Court of Justice in Ontario, Canada on behalf of vehicle purchasers, lessors and dealers alleging that the Company and certain of its competitors conspired to fix and raise prices for Occupant Safety Systems products in the U.S. The Company intends to defend these cases vigorously. Management believes that the ultimate resolution of these cases will not have a material adverse effect on the Company's consolidated financial statements as a whole.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Segment Information

19. Segment Information

During the first quarter of 2013, the Company began to manage and report certain components that were previously within its Electronics segment as part of its Chassis Systems segment. As a result, these components were reclassified and are now included within the Company's Chassis Systems segment. The Company has determined that it would be impracticable to restate its segment information related to its 2010 fiscal year since, among other things, specifically identifiable information for that period does not exist. Accounting Standards Codification 280, “Segment Reporting” (“ASC 280”) states that if prior periods are not restated because it is deemed impracticable to do so, the entity shall disclose the segment information on both the old basis and new basis of segmentation. Therefore, segment related information is reported below under the old basis and new basis of segmentation.

The Company is a U.S.-based international business providing advanced technology products and systems for the automotive markets. The Company has four reportable segments: Chassis Systems, Occupant Safety Systems, Electronics and Automotive Components.

The principal customers for the Company's automotive products are the North American, European and Asian vehicle manufacturers.

Segment Information. The Company designs, manufactures and sells a broad range of steering, suspension and braking products, seat belts, airbags, steering wheels, safety electronics, engine valves, engineered fasteners, body control systems, and other components and systems for passenger cars, light trucks and commercial vehicles. A description of the products and services provided by each of the segments follows.

Chassis Systems — Active safety systems and other systems and components in the area of foundation brakes, anti-lock braking systems and other brake control (including electronic vehicle stability control), steering gears and systems, linkage and suspension and modules.

Occupant Safety Systems — Passive safety systems and components in the areas of airbags, seat belts and steering wheels.

Electronics — Safety, radio frequency, chassis, and powertrain electronics and driver assistance systems.

Automotive Components — Engine valves, engineered fasteners and plastic components and body controls.

The accounting policies of the segments are the same as those described in Note 2 under “Summary of Significant Accounting Policies.” The Company evaluates operating performance based on segment earnings before taxes and segment assets.

The following income and expense items are not included in segment earnings before taxes:

•       Corporate expense and other, which primarily represents costs associated with corporate staff and related expenses, including certain litigation and net employee benefits income (expense).

•       Financing costs, which represents debt-related interest and accounts receivable securitization costs.

•       Gain (loss) on retirement of debt.

Reported Under Old Basis of Segmentation

The following tables present certain financial information by segment:

	Years Ended December 31,
	2012	2011	2010

	(Dollars in millions)
Sales to external customers:
Chassis Systems	$10,324	$9,960	$8,524
Occupant Safety Systems	3,287	3,580	3,441
Electronics	1,015	842	777
Automotive Components	1,818	1,862	1,641
Total sales to external customers	$16,444	$16,244	$14,383

Intersegment sales:
Chassis Systems	$89	$95	$53
Occupant Safety Systems	90	50	41
Electronics	541	493	373
Automotive Components	80	78	66
Total intersegment sales	$800	$716	$533

Total segment sales:
Chassis Systems	$10,413	$10,055	$8,577
Occupant Safety Systems	3,377	3,630	3,482
Electronics	1,556	1,335	1,150
Automotive Components	1,898	1,940	1,707
Total segment sales	$17,244	$16,960	$14,916

Earnings before taxes:
Chassis Systems	$604	$775	$660
Occupant Safety Systems	254	334	373
Electronics	197	139	138
Automotive Components	115	101	72
Segment earnings before taxes	1,170	1,349	1,243
Corporate expense and other	(78)	(81)	(66)
Financing costs	(111)	(118)	(162)
Loss on retirement of debt — net	(6)	(40)	(15)
Net earnings attributable to noncontrolling interest, net of tax	33	38	41
Earnings before income taxes	$1,008	$1,148	$1,041

Capital expenditures:
Chassis Systems	$300	$302	$164
Occupant Safety Systems	104	73	49
Electronics	125	127	42
Automotive Components	86	62	36
Corporate	8	7	3
	$623	$571	$294

Depreciation and amortization:
Chassis Systems	$216	$234	$237
Occupant Safety Systems	80	96	98
Electronics	50	49	53
Automotive Components	60	63	76
Corporate	3	5	5
	$409	$447	$469

The following table presents certain balance sheet information by segment:

	December 31,
	2012	2011

	(Dollars in millions)
Segment assets:
Chassis Systems	$4,832	$4,608
Occupant Safety Systems	2,129	2,084
Electronics	1,147	1,038
Automotive Components	887	844
Segment assets	8,995	8,574
Corporate assets	1,317	1,408
Segment and corporate assets	10,312	9,982
Deferred tax assets	545	280
Total assets	$10,857	$10,262

Corporate assets principally consist of cash and cash equivalents and pension assets.

Reported Under New Basis of Segmentation

The following tables present certain financial information by segment:

	Years Ended December 31,
	2012	2011

	(Dollars in millions)
Sales to external customers:
Chassis Systems	$10,685	$10,199
Occupant Safety Systems	3,287	3,580
Electronics	654	603
Automotive Components	1,818	1,862
Total sales to external customers	$16,444	$16,244

Intersegment sales:
Chassis Systems	$20	$18
Occupant Safety Systems	90	50
Electronics	514	472
Automotive Components	80	78
Total intersegment sales	$704	$618

Total segment sales:
Chassis Systems	$10,705	$10,217
Occupant Safety Systems	3,377	3,630
Electronics	1,168	1,075
Automotive Components	1,898	1,940
Total segment sales	$17,148	$16,862

Earnings before taxes:
Chassis Systems	$669	$814
Occupant Safety Systems	254	334
Electronics	132	100
Automotive Components	115	101
Segment earnings before taxes	1,170	1,349
Corporate expense and other	(78)	(81)
Financing costs	(111)	(118)
Loss on retirement of debt — net	(6)	(40)
Net earnings attributable to noncontrolling interest, net of tax	33	38
Earnings before income taxes	$1,008	$1,148

Capital expenditures:
Chassis Systems	$364	$372
Occupant Safety Systems	104	73
Electronics	61	57
Automotive Components	86	62
Corporate	8	7
	$623	$571

Depreciation and amortization:
Chassis Systems	$228	$242
Occupant Safety Systems	80	96
Electronics	38	41
Automotive Components	60	63
Corporate	3	5
	$409	$447

The following table presents certain balance sheet information by segment:

	December 31,
	2012	2011

	(Dollars in millions)
Segment assets:
Chassis Systems	$5,025	$4,748
Occupant Safety Systems	2,129	2,084
Electronics	954	898
Automotive Components	887	844
Segment assets	8,995	8,574
Corporate assets	1,317	1,408
Segment and corporate assets	10,312	9,982
Deferred tax assets	545	280
Total assets	$10,857	$10,262

Corporate assets principally consist of cash and cash equivalents and pension assets.

Geographic Information. The following table presents certain information concerning principal geographic areas:

	United			Rest of
	States	Germany	China	World	Total

	(Dollars in millions)
Sales to external customers:
Year Ended December 31, 2012	$4,713	$2,330	$2,201	$7,200	$16,444
Year Ended December 31, 2011	4,020	2,623	1,666	7,935	16,244
Year Ended December 31, 2010	3,426	2,299	1,284	7,374	14,383
Property, plant and equipment - net:
As of December 31, 2012	$563	$403	$357	$1,062	$2,385
As of December 31, 2011	487	393	255	1,002	2,137

Sales are attributable to geographic areas based on the location of the assets generating the sales. Inter-area sales are not significant to the total sales of any geographic area.

Customer Concentration. Sales to the Company's largest-end-customers (including sales within the vehicle manufacturer's group) on a worldwide basis are as follows:

		Ford			Aggregate
	Volkswagen	Motor	Chrysler	General	Percent of
	AG	Company	Group LLC	Motors	Total Sales

	(Dollars in millions)
Year Ended December 31, 2012	$3,863	$2,897	$1,702	$1,649	61.5%
Year Ended December 31, 2011	3,466	2,595	1,379	1,789	56.8%
Year Ended December 31, 2010	2,801	2,248	1,264	1,655	55.4%

Unconsolidated Affiliates	12 Months Ended
Dec. 31, 2012
Unconsolidated Affiliates [Abstract]
Unconsolidated Affiliates [Text Block]
20. Unconsolidated Affiliates

The Company's beneficial ownership in affiliates accounted for under the equity method follows:

	December 31,
	2012	2011	2010

SM-Sistemas Modulares Ltda. (Brazil)	50%	50%	50%
ABC Sistemas E Modulos Ltda. (Brazil)	33%	33%	33%
CSG TRW Chassis Systems Co., Ltd. (China)	50%	50%	50%
Shanghai TRW Automotive Safety Systems Company Ltd. (China)	50%	50%	50%
Shin-Han (Beijing) Automobile Parts System Co., Ltd (China)	30%	30%	30%
Fuji Valve (Guangdong) Co., Ltd. (China)	25%	25%	25%
TH Braking Company S.A.S. (France)	50%	50%	50%
Rane TRW Steering Systems Limited (India)	50%	50%	50%
Brakes India Limited (India)	49%	49%	49%
TRW Sun Steering Wheels Private Limited (India)	49%	49%	49%
Shin Han Valve Industrial Company, Ltd. (South Korea)	25%	25%	25%
Componentes Venezolanos de Direccion, S.A. (Venezuela)	40%	40%	40%

Summarized aggregate financial information from the balance sheets and statements of operations of the Company's affiliates accounted for under the equity method follows:

	Years Ended and as of December 31,
	2012	2011	2010

	(Dollars in millions)
Statements of Earnings
Sales	$1,358	$1,391	$1,200
Gross profit	369	385	325
Earnings from continuing operations	86	77	74
Net earnings	86	77	74
Balance Sheets
Current assets	$610	$576	$530
Noncurrent assets	271	266	265
Current liabilities	375	373	345
Noncurrent liabilities	276	292	287

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited) [Abstract]
Quarterly Financial Information (Unaudited) [Text Block]
21. Quarterly Financial Information (Unaudited)

	First Quarter
	Three Months Ended
	March 30,	April 1,	April 2,
	2012	2011	2010

	(Dollars in millions, except per share amounts)

Sales	$4,208	$4,109	$3,583
Gross profit	474	511	429
Restructuring charges and asset impairments	2	-	(7)
Gain (loss) on retirement of debt - net	(5)	(10)	-
Earnings (losses) before income taxes	308	347	263
Net earnings (losses) attributable to TRW	206	281	204
Basic earnings (losses) per share	$1.66	$2.29	$1.72
Diluted earnings (losses) per share	$1.59	$2.13	$1.61

	Second Quarter
	Three Months Ended
	June 29,	July 1,	July 2,
	2012	2011	2010

	(Dollars in millions, except per share amounts)

Sales	$4,239	$4,234	$3,661
Gross profit	476	517	439
Restructuring charges and asset impairments	2	-	(3)
Gain (loss) on retirement of debt - net	-	(10)	(1)
Earnings (losses) before income taxes	319	338	289
Net earnings (losses) attributable to TRW	220	293	227
Basic earnings (losses) per share	$1.80	$2.37	$1.90
Diluted earnings (losses) per share	$1.71	$2.21	$1.78

	Third Quarter
	Three Months Ended
	September 28,	September 30,	October 1,
	2012	2011	2010

	(Dollars in millions, except per share amounts)

Sales	$3,965	$3,915	$3,426
Gross profit	414	381	387
Restructuring charges and asset impairments	3	-	-
Gain (loss) on retirement of debt - net	(1)	(19)	(1)
Earnings (losses) before income taxes	244	204	236
Net earnings (losses) attributable to TRW	163	158	199
Basic earnings (losses) per share	$1.33	$1.28	$1.66
Diluted earnings (losses) per share	$1.28	$1.22	$1.54

	Fourth Quarter
	Three Months Ended
	December 31,
	2012	2011	2010

	(Dollars in millions, except per share amounts)

Sales	$4,032	$3,986	$3,713
Gross profit	425	451	467
Restructuring charges and asset impairments	88	(27)	(35)
Gain (loss) on retirement of debt - net	-	(1)	(13)
Earnings (losses) before income taxes	137	259	253
Net earnings (losses) attributable to TRW	419	425	204
Basic earnings (losses) per share	$3.45	$3.44	$1.68
Diluted earnings (losses) per share	$3.26	$3.27	$1.56

Subsequent Events	12 Months Ended
Dec. 31, 2012
SubsequentEventsAbstract
SubsequentEventsTextBlock

22. Subsequent Events

4.50% Senior Notes. In February 2013, the Company issued $400 million in aggregate principal amount of 4.50% senior unsecured notes due 2021 (the ''4.50% Senior Notes'') in a private placement. Interest is payable semi-annually on March 1 and September 1 of each year beginning September 1, 2013. Net proceeds from the offering were approximately $394 million after deducting debt issuance costs.

Senior Note Repurchases. During the six months ended June 28, 2013, the Company repurchased portions of its senior unsecured notes due in 2014 and 2017 totaling approximately $91 million in principal amount and recorded a loss on retirement of debt of $5 million.

Share Repurchases. During the six months ended June 28, 2013, the Company repurchased 2,950,828 shares of its common stock for a total of $200 million.

Related Party Transaction - Secondary Offering. In February 2013, AI LLC, an affiliate of Blackstone, and certain management stockholders sold 10 million shares of the Company's common stock in an underwritten registered public offering (the “Offering”) pursuant to the Company's shelf registration statement on Form S-3 filed with the SEC on August 10, 2012. The Company did not receive any proceeds from the Offering, nor did its number of shares outstanding materially change. The Company incurred expenses in connection with the Offering which were de minimis. As a result of the Offering, AI LLC's ownership interest in the Company decreased to approximately 9%.

Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Summary of Significant Acconting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation. The Company's consolidation policy requires the consolidation of entities where a controlling financial interest is held, as well as consolidation of variable interest entities (“VIEs”) in which the Company is determined to have a controlling financial interest in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidations.” Investments in 20% to 50% owned affiliates, which are not required to be consolidated, are accounted for under the equity method and presented in other assets in the consolidated balance sheets. Equity in earnings from these investments is presented separately in the consolidated statements of earnings, net of tax. Intercompany accounts are eliminated.

Use of Estimates

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities and reported amounts of revenues and expenses in the consolidated statements of earnings. Considerable judgment is often involved in making these determinations; the use of different assumptions could result in significantly different results. Management believes its assumptions and estimates are reasonable and appropriate. However, actual results could differ from those estimates.

Foreign Currency

Foreign Currency. The financial statements of foreign subsidiaries are translated to U.S. dollars at end-of-period exchange rates for assets and liabilities and at an average exchange rate for each period for revenues and expenses. Translation adjustments for those subsidiaries whose local currency is their functional currency are recorded as a component of accumulated other comprehensive earnings (losses) in stockholders' equity. Transaction gains and losses arising from fluctuations in foreign currency exchange rates on transactions denominated in currencies other than the functional currency are recognized in earnings as incurred, except for those transactions which hedge purchase commitments and for those intercompany balances which are designated as being of a long-term investment nature.

Revenue Recognition

Revenue Recognition. Sales are recognized in accordance with ASC 605, “Revenue Recognition,” which requires that sales be recognized when there is persuasive evidence of a sales agreement, the delivery of goods has occurred, the sales price is fixed or determinable and collection of related billings is reasonably assured. Sales are recorded upon shipment of product to customers and transfer of title and risk of loss under standard commercial terms (typically F.O.B. shipping point). In those limited instances where other terms are negotiated and agreed, revenue is recorded when title and risk of loss are transferred to the customer.

Earnings per Share

Earnings per Share. Basic earnings per share are calculated by dividing net earnings by the weighted average shares outstanding during the period. Diluted earnings per share reflect the weighted average impact of all potentially dilutive securities from the date of issuance, including stock options, restricted stock units (“RSUs”) and stock-settled stock appreciation rights (“SSARs”). Further, if the inclusion of shares potentially issuable for the Company's 3.50% exchangeable senior unsecured notes (see Note 12) is more dilutive than the inclusion of the interest expense for those exchangeable notes, the Company utilizes the “if-converted” method to calculate diluted earnings per share. Under the if-converted method, the Company adjusts net earnings to add back interest expense and amortization of the discount recognized on the exchangeable notes and includes the number of shares potentially issuable related to the exchangeable notes in the weighted average shares outstanding.

If the average market price of the Company's common stock exceeds the exercise price of stock options outstanding or the fair value on the date of grant of the SSARs, the treasury stock method is used to determine the incremental number of shares to be included in the diluted earnings per share computation.

Cash and Cash Equivalents	Cash and Cash Equivalents. Cash and cash equivalents include all highly liquid investments with remaining maturity dates of three months or less at time of purchase.
Accounts Receivable

Accounts Receivable. Receivables are stated at amounts estimated by management to be the net realizable value. An allowance for doubtful accounts is recorded when it is probable amounts will not be collected based on specific identification of customer circumstances or age of the receivable. The allowance for doubtful accounts was $30 million and $38 million as of December 31, 2012 and 2011, respectively. Accounts receivable are written off when it becomes apparent such amounts will not be collected. Collateral is not typically required, nor is interest charged on accounts receivable balances.

Inventories

Inventories. Inventories are stated at the lower of cost or market, with cost determined by the first-in, first-out (FIFO) method. Cost includes the cost of materials, direct labor, in-bound freight and the applicable share of manufacturing overhead.

Property, Plant and Equipment

Property, Plant and Equipment. Property, plant and equipment are stated at cost less accumulated depreciation. Generally, estimated useful lives are as follows:

Estimated
Useful Lives
Buildings	30 to 40 years
Machinery and equipment	5 to 10 years
Computers and capitalized software	3 to 5 years

Depreciation is computed over the assets' estimated useful lives, using the straight-line method for the majority of depreciable assets. Amortization expense for assets held under capital leases is included in depreciation expense.

Product Tooling

Product Tooling. Product tooling is tooling that is limited to the manufacture of a specific part or parts of the same basic design. Product tooling includes dies, patterns, molds and jigs. Customer-owned tooling for which reimbursement was contractually guaranteed by the customer is classified in other assets on the consolidated balance sheets. When contractually guaranteed charges are approved for billing to the customer, such charges are reclassified into accounts receivable. Customer-owned tooling for which the Company has a non-cancellable right to use the tooling is classified in other assets on the consolidated balance sheets. Tooling owned by the Company is capitalized as property, plant and equipment, and amortized as cost of sales over its estimated economic life, not to exceed five years.

Pre-production Costs	Pre-production Costs. Pre-production engineering and research and development costs for which the customer does not contractually guarantee reimbursement are expensed as incurred.
Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets. The Company performs either a qualitative or quantitative assessment of goodwill for impairment on an annual basis. Goodwill impairment testing is performed at the reporting unit level. The qualitative assessment considers several factors at the reporting unit level including the excess of fair value over carrying value as of the last quantitative impairment test, the length of time since the last fair value measurement, the current carrying value, market and industry metrics, actual performance compared to forecasted performance, and our current outlook on the business. If the qualitative assessment indicates it is more likely than not that goodwill is impaired, the reporting unit is quantitatively tested for impairment. To quantitatively test goodwill for impairment, the fair value of each reporting unit is determined and compared to the carrying value. If the carrying value exceeds the fair value, then impairment may exist and further evaluation is required.

Other indefinite-lived intangible assets are subject to impairment analysis annually or more frequently if an event occurs or circumstances indicate the carrying amount may be impaired. Indefinite-lived intangible assets are tested for impairment by comparing the fair value to the carrying value. If the carrying value exceeds the fair value, the asset is adjusted to fair value. Other definite-lived intangible assets are amortized over their estimated useful lives, and tested for impairment in accordance with the methodology discussed in “Asset Impairment Losses.”

Asset Impairment Losses

Asset Impairment Losses. Asset impairment losses are recorded on long-lived assets and definite-lived intangible assets when events and circumstances indicate that such assets may be impaired and the projected undiscounted net cash flows to be generated by those assets are less than their carrying amounts. If estimated future undiscounted cash flows are not sufficient to recover the carrying value of the assets, the assets are adjusted to their fair values. Fair value is determined using appraisals or discounted cash flow calculations.

Environmental Costs

Environmental Costs. Costs related to environmental assessments and remediation efforts at current operating facilities, previously owned or operated facilities, and U.S. Environmental Protection Agency Superfund or other waste site locations are accrued when it is probable that a liability has been incurred and the amount of that liability can be reasonably estimated. Estimated costs are recorded at undiscounted amounts, based on experience and assessments, and are regularly evaluated. The liabilities are recorded in other current liabilities and long-term liabilities in the consolidated balance sheets.

Debt Issuance Costs

Debt Issuance Costs. The costs related to the issuance of long-term debt are deferred and amortized into interest expense over the life of each respective debt issuance. Deferred amounts associated with debt extinguished prior to maturity are expensed upon extinguishment as a loss on retirement of debt.

Warranties

Warranties. Product warranty liabilities are recorded based upon management estimates including such factors as the written agreement with the customer, the length of the warranty period, the historical performance of the product and likely changes in performance of newer products and the mix and volume of products sold. Product warranty liabilities are reviewed on a regular basis and adjusted to reflect actual experience.

Product Recall

Product Recall. The Company or its customers may decide to recall a product through a formal campaign soliciting the return of specific products due to a known or suspected safety or performance concern.  Recall costs typically include the cost of the product being replaced, customer cost of the recall and labor to remove and replace the defective part.

Recall costs are recorded based on management estimates developed utilizing actuarially established loss projections based on historical claims data. Based on this actuarial estimation methodology, the Company accrues for expected but unannounced recalls when revenues are recognized upon the shipment of product. In addition, as recalls are announced, the Company reviews the actuarial estimation methodology and makes the appropriate adjustments to the accrual, if necessary.

Research and Development

Research and Development. Research and development programs include research and development for commercial products. Costs for such programs are expensed as incurred. Any reimbursements received from customers are netted against such expenses. Research and development expenses were $164 million, $155 million, and $132 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Shipping and Handling

Shipping and Handling. Shipping costs include payments to third-party shippers to move products to customers. Handling costs include costs from the point the products were removed from finished goods inventory to when provided to the shipper. Shipping and handling costs are expensed as incurred as cost of sales.

Income Taxes

Income Taxes. Income taxes are accounted for in accordance with ASC 740, “Income Taxes,” under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recognized to reduce the deferred tax assets to the amount management believes is more likely than not to be realized.

Financial Instruments

Financial Instruments. The Company follows ASC 815, “Derivatives and Hedging,” in accounting for financial instruments. Under ASC 815, the gain or loss on derivative instruments that have been designated and qualify as hedges of the exposure to changes in the fair value of an asset or a liability, as well as the offsetting gain or loss on the hedged item, are recognized in net earnings during the period of the change in fair values. For derivative instruments that have been designated and qualify as hedges of the exposure to variability in expected future cash flows, the gain or loss on the derivative is initially reported as a component of other comprehensive earnings and reclassified to the consolidated statements of earnings when the underlying hedged transaction affects net earnings. Any gain or loss on the derivative in excess of the cumulative change in the present value of future cash flows of the hedged item is recognized in net earnings during the period of change. Derivatives not designated as hedges are adjusted to fair value through net earnings.

Share-based Compensation

Share-based Compensation. The Company recognizes compensation expense related to time-vested stock options, stock-settled stock appreciation rights and restricted stock units subject to graded vesting using the straight-line method over the applicable service period, in accordance with ASC 718, “Compensation—Stock Compensation.”

Share-based awards that are settled in cash are subject to liability accounting. Accordingly, the fair value for such awards are calculated on a quarterly basis based generally on a lattice model and the liability is adjusted, and expense is recognized, based on changes to the fair value and the percentage of time vested.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements. In July 2012, the FASB issued Accounting Standards Update (“ASU”) No. 2012-2, “Testing Indefinite – Lived Intangible Assets for Impairment,” which amends ASC 350 – “Intangibles – Goodwill and Other.” This ASU provides companies the option to first perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. If a company concludes that this is the case, it must perform a quantitative assessment. Otherwise, a company is not required to perform a quantitative assessment. This ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company adopted ASU 2012-2 in the fourth quarter of 2012 with no impact on the Company's consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” and in January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” Both ASUs amend ASC 210 – “Balance Sheet.” The amendments require enhanced disclosures that are intended to enable users of financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position. These ASUs are effective, on a retrospective basis, for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The Company adopted these ASUs during the first quarter of 2013. The adoption of these ASUs had no impact on the Company's financial statements other than disclosures (see Note 11).

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements. There were no accounting pronouncements issued during 2012 that had, or are expected to have, a material impact on our business, results of operations or financial condition.

Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Summary of Significant Acconting Policies [Abstract]
Net Earnings (Losses) Attributable to TRW and Weighted Average Shares Outstanding
Net earnings attributable to TRW and the weighted average shares outstanding used in calculating basic and diluted earnings per share were:

	Years Ended December 31,
	2012	2011	2010

	(In millions, except per share amounts)
Net earnings attributable to TRW	$1,008	$1,157	$834
Interest expense on exchangeable notes, net of tax	4	8	9
Amortization of discount on exchangeable notes, net of tax	4	8	9
Net earnings attributable to TRW for purposes of calculating diluted earnings per share	$1,016	$1,173	$852

Basic:
Weighted average shares outstanding	122.4	123.5	119.8
Basic earnings per share	$8.24	$9.37	$6.96

Diluted:
Weighted average shares outstanding	122.4	123.5	119.8
Effect of dilutive stock options, RSUs and SSARs	1.4	2.0	2.7
Shares applicable to exchangeable notes	5.9	7.5	8.8
Diluted weighted average shares outstanding	129.7	133.0	131.3
Diluted earnings per share	$7.83	$8.82	$6.49

Property, Plant and Equipment Estimated Useful Lives
Estimated
Useful Lives
Buildings	30 to 40 years
Machinery and equipment	5 to 10 years
Computers and capitalized software	3 to 5 years

Movement in Product Warranty Liability
The following table presents the movement in the product warranty liability for the periods indicated:

	Years Ended December 31,
	2012	2011

	(Dollars in millions)
Beginning balance	$130	$124
Current period accruals, net of changes in estimates	55	52
Used for purposes intended	(44)	(42)
Effects of foreign currency translation	(1)	(4)
Ending balance	$140	$130

Components of Accumulated Other Comprehensive Earnings (Losses)
	As of December 31,
	2012	2011

	(Dollars in millions)
Foreign currency translation, net	$83	$16
Retirement obligations, net	(559)	(299)
Unrealized net earnings (losses) on cash flow hedges, net	10	(48)
Accumulated other comprehensive earnings (losses)	$(466)	$(331)

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Major Classes of Inventory
4. Inventories

The major classes of inventory are as follows:

	As of December 31,
	2012	2011

	(Dollars in millions)
Finished products and work in process	$454	$406
Raw materials and supplies	521	439
Total inventories	$975	$845

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Major Classes of Property, Plant and Equipment
5. Property, Plant and Equipment

The major classes of property, plant and equipment are as follows:

	As of December 31,
	2012	2011

	(Dollars in millions)
Property, plant and equipment:
Land and improvements	$213	$211
Buildings	773	733
Machinery and equipment	5,327	4,798
Computers and capitalized software	99	89
	6,412	5,831

Accumulated depreciation and amortization:
Land and improvements	(32)	(28)
Buildings	(367)	(336)
Machinery and equipment	(3,543)	(3,252)
Computers and capitalized software	(85)	(78)
	(4,027)	(3,694)
Total property, plant and equipment - net	$2,385	$2,137

Depreciation expense was $397 million, $432 million, and $447 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets [Abstract]
Changes in Goodwill [Table Text Block]
The changes in goodwill are as follows:

		Occupant
	Chassis	Safety		Automotive
	Systems	Systems	Electronics	Components
	Segment	Segment	Segment	Segment	Total

	(Dollars in millions)
Balance as of December 31, 2010	$800	$538	$423	$-	$1,761
Effects of foreign currency translation	-	(3)	-	-	(3)
Divestitures	(5)	-	-	-	(5)
Balance as of December 31, 2011	$795	$535	$423	$-	$1,753
Effects of foreign currency translation	1	2	-	-	3
Balance as of December 31, 2012	$796	$537	$423	$-	$1,756

Intangible Assets and Related Accumulated Amortization
The following table reflects intangible assets and related accumulated amortization:

	As of December 31,
	2012			2011
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount

	(Dollars in millions)
Definite-lived intangible assets:
Customer relationships	$67	$(58)	$9	$67	$(47)	$20
Developed technology and other intangible assets	106	(86)	20	99	(85)	14
Total	173	$(144)	29	166	$(132)	34

Indefinite-lived intangible assets:
Trademarks	264		264	264		264
Total	$437		$293	$430		$298

Weighted Average Amortization Periods for Intangible Assets Subject to Amortization
The weighted average amortization periods for intangible assets subject to amortization are as follows:
Weighted Average
Amortization Period
Customer relationships	5 years
Developed technology and other intangible assets	8 years

Expected Amortization Expense
The Company expects that ongoing amortization expense will approximate the following:

(Dollars in millions)
Fiscal year 2013	$11
Fiscal year 2014	2
2015 and beyond	16

The expected amortization expense for 2015 and beyond primarily relates to land use rights

Other (Income) Expense - Net (Tables)	12 Months Ended
Dec. 31, 2012
Other (Income) Expene - Net [Abstract]
Details of Other (Income) Expense, Net
7. Other (Income) Expense - Net

The following table provides details of other income:

	Years Ended December 31,
	2012	2011	2010

	(Dollars in millions)
Net provision for bad debts	$(1)	$14	$2
Net gains on sales of assets and divestitures	(6)	(15)	(3)
Foreign currency exchange (gains) losses	2	-	(10)
Royalty and grant income	(18)	(26)	(16)
Legacy pension litigation	-	(6)	8
Miscellaneous other income	(14)	(22)	(19)
Other (income) expense - net	$(37)	$(55)	$(38)

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Expense
8. Income Taxes

Income tax expense for each of the periods presented is as follows:

	Years Ended December 31,
	2012	2011	2010

	(Dollars in millions)
The components of earnings before income taxes are as follows:
U.S.	$464	$355	$390
Non-U.S.	544	793	651
	$1,008	$1,148	$1,041

Significant components of the provision for income taxes are as follows:
Current
Non-U.S.	169	97	108
U.S. State and Local	2	1	2
Total current	171	98	110

Deferred
U.S. Federal	(98)	(157)	8
Non-U.S.	(97)	19	48
U.S. State and Local	(9)	(7)	-
Total deferred	(204)	(145)	56
Income tax expense	$(33)	$(47)	$166

The reconciliation of income taxes calculated at the U.S. federal statutory income tax rate of 35% to income tax expense is:
Income taxes at U.S. statutory rate	$353	$399	$364
U.S. state and local income taxes net of U.S. federal tax benefit	(7)	-	-
Difference in income tax on foreign earnings, losses and remittances	(206)	(77)	(36)
Tax holidays and incentives	(38)	(33)	(23)
Valuation allowance	(63)	(326)	(144)
Foreign and other tax credits	(82)	-	-
Nondeductible expenses	12	9	6
Other	(2)	(19)	(1)
	$(33)	$(47)	$166

Deferred Tax Assets and Liabilities
	As of December 31,
	2012	2011

	(Dollars in millions)
Deferred tax assets:
Pensions and postretirement benefits other than pensions	$337	$86
Inventory	45	40
Reserves and accruals	269	272
Net operating loss and credit carryforwards	565	592
Fixed assets and intangibles	55	47
Other	52	84
Total deferred tax assets	1,323	1,121
Valuation allowance for deferred tax assets	(250)	(273)
Net deferred tax assets	1,073	848

Deferred tax liabilities:
Pensions and postretirement benefits other than pensions	(180)	(287)
Fixed assets and intangibles	(207)	(190)
Undistributed earnings of foreign subsidiaries	(131)	(142)
Deferred gain	(66)	(69)
Other	(72)	(72)
Total deferred tax liabilities	(656)	(760)
Net deferred taxes	$417	$88

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits
	2012	2011	2010

	(Dollars in millions)
Balance, January 1,	$148	$172	$166
Additions based on tax positions related to the current year	12	6	16
Additions for tax positions of prior years	40	19	28
Reductions for tax positions of prior years	(23)	(38)	(22)
Reductions for settlements	(17)	(8)	(3)
Reductions due to lapse in statute of limitations	(3)	(2)	(5)
Change attributable to foreign currency translation	3	(1)	(8)
Balance, December 31,	$160	$148	$172

Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Pension Plans Defined Benefit [Member]
Reconciliation of Changes in Plans' Benefit Obligation, Fair Value of Assets and Funded Status
	2012			2011
			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World

	(Dollars in millions)
Total accumulated benefit obligation at December 31,	$1,068	$4,730	$891	$1,278	$4,518	$757

Change in benefit obligation:
Benefit obligations at beginning of period	$1,284	$4,518	$803	$1,159	$4,381	$760
Service cost	4	-	19	4	-	19
Interest cost	59	215	38	62	243	41
Plan amendments	-	-	1	-	-	-
Actuarial loss	92	177	124	121	235	68
Foreign currency exchange rate changes	-	211	23	-	(12)	(25)
Curtailment/Settlement (gain) loss	(311)	(74)	(3)	-	(40)	-
Net transfer in / (out)	-	-	1	-	-	(10)
Benefits paid	(55)	(317)	(51)	(62)	(289)	(50)
Benefit obligations at December 31,	1,073	4,730	955	1,284	4,518	803

Change in plan assets:
Fair value of plan assets at beginning of period	957	5,434	278	927	4,827	297
Actual return on plan assets, less plan expense	139	210	20	10	920	(1)
Foreign currency exchange rate changes	-	251	7	-	(32)	(6)
Company contributions	74	48	49	82	48	44
Settlements	(311)	(74)	-	-	(40)	-
Acquisitions / (Divestitures)	-	-	-	-	-	(6)
Benefits paid	(55)	(317)	(51)	(62)	(289)	(50)
Fair value of plan assets at December 31,	804	5,552	303	957	5,434	278
Funded status at December 31,	$(269)	$822	$(652)	$(327)	$916	$(525)

Amounts Recognized in Consolidated Balance Sheets
The following table provides the amounts recognized in the consolidated balance sheets:

	As of December 31,
	2012			2011
			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World

	(Dollars in millions)
Non-current assets	$-	$822	$1	$-	$916	$2
Current liabilities	-	-	(24)	-	-	(23)
Long-term liabilities	(269)	-	(629)	(327)	-	(504)
Net amount recognized	$(269)	$822	$(652)	$(327)	$916	$(525)

Pre-tax Amounts Recognized in Accumulated Other Comprehensive Earnings (Losses)
The pre-tax amounts recognized in accumulated other comprehensive earnings (losses) consist of:

	As of December 31,
	2012			2011
			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World

	(Dollars in millions)
Prior service benefit (cost)	$-	$-	$(3)	$(2)	$-	$(3)
Net gain (loss)	(314)	(153)	(281)	(391)	140	(160)
Accumulated other comprehensive earnings (loss)	$(314)	$(153)	$(284)	$(393)	$140	$(163)

Pension Plans With Accumulated Benefit Obligation in Excess of Plan Assets
Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

	As of December 31,
	2012		2011
		Rest of		Rest of
	U.S.	World	U.S.	World

	(Dollars in millions)
Projected benefit obligation	$1,073	$914	$1,284	$766
Accumulated benefit obligation	1,068	850	1,278	720
Fair value of assets	804	260	957	239

Components of Net Benefit Cost (Income) and Other Amounts Recognized in Other Comprehensive (Earnings) Loss
The following table provides the components of net pension cost (income) and other amounts recognized in other comprehensive (earnings) loss for the Company's defined benefit pension plans and defined contribution plans:

	Years Ended December 31,
	2012			2011			2010
			Rest of			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World	U.S.	U.K.	World

	(Dollars in millions)
Net pension cost (income)
Defined benefit plans:
Service cost	$4	$-	$19	$4	$-	$19	$6	$-	$18
Interest cost	59	215	38	62	243	41	63	250	39
Expected return on plan assets	(80)	(328)	(20)	(78)	(343)	(20)	(77)	(327)	(21)
Curtailment/Settlement (gain) loss	92	-	2	-	-	-	(26)	1	(1)
Amortization of prior service (benefit) cost	2	-	-	2	-	1	(5)	-	-
Amortization of net (gain) loss	19	-	9	1	-	3	-	-	2
Defined benefit plans	96	(113)	48	(9)	(100)	44	(39)	(76)	37
Defined contribution plans cost	22	3	16	21	1	16	12	-	12
Net pension cost (income)	118	(110)	64	12	(99)	60	(27)	(76)	49

Other changes in plan assets and benefit obligations recognized in other comprehensive (earnings) loss
Prior service (benefit) cost	-	-	1	-	-	-	35	-	1
Net (gain) loss	33	293	132	188	(329)	83	68	(116)	(16)
Amortization or curtailment recognition of prior service benefit (cost)	(2)	-	(1)	(2)	-	(1)	5	-	-
Amortization or settlement recognition of net gain (loss)	(110)	-	(11)	(1)	-	(3)	-	-	(2)
Total recognized in other comprehensive (earnings) loss	(79)	293	121	185	(329)	79	108	(116)	(17)
Total recognized net pension (income) cost and other comprehensive (earnings) loss	$39	$183	$185	$197	$(428)	$139	$81	$(192)	$32

Estimated Amounts to be Amortized from Accumulated Other Comprehensive Earnings Over Next Fiscal Year
The estimated amounts that will be amortized from accumulated other comprehensive earnings over the next fiscal year are as follows:

	Year Ending
	December 31, 2013
		Rest of
	U.S.	World

	(Dollars in millions)
Prior service (benefit) cost	$-	$1
Net (gain) loss	27	18
Total	$27	$19

Fair Value of Company's United States and United Kingdom Pension Plan Assets, by Asset Category
	As of December 31,
	2012			2011
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

	(Dollars in millions)
Cash and cash equivalents	$873	$-	$-	$938	$-	$-
Fixed income investments:
Corporate bonds	1,923	-	-	1,687	-	-
U.K. government guaranteed bonds	1,728	-	-	2,148	-	-
Collateral assets for structured equity holdings	231	-	-	212	-	-
Asset backed securities	-	502	-	-	-	-
Interest rate and inflation swaps, net	-	-	-	-	504	-
Equities:
Common stock	349	-	-	3	-	-
Structured equity holdings	-	574	-	-	685	-
Real estate	-	228	-	-	272	-
Other	-	(52)	-	-	(58)	-
Total assets at fair value	$5,104	$1,252	$-	$4,988	$1,403	$-

Expected Future Benefit Payments
	U.S.	U.K.	Rest of World

Years Ending December 31,	(Dollars in millions)
2013	$52	$264	$49
2014.	53	262	46
2015	78	261	47
2016	55	260	49
2017	56	263	49
2018 - 2021	287	1,312	268

Pension Plans Defined Benefit [Member] | Benefit Costs [Member]
Weighted-Average Assumptions Used

	Years Ended December 31,
	2012			2011			2010
			Rest of			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World	U.S.	U.K.	World

Discount rate	4.75%	4.75%	4.82%	5.50%	5.50%	5.44%	6.00%	5.75%	5.27%
Expected long-term return on plan assets	7.75%	6.25%	6.50%	8.00%	6.50%	6.36%	8.36%	6.50%	6.69%
Rate of increase in compensation levels	4.76%	N/A	2.92%	4.78%	N/A	2.89%	4.00%	N/A	2.84%

To develop the expected long-term rate of return on assets assumption, the Company considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocation of the pension portfolio. In 2009, the U.K. pension plan was closed to future benefits, therefore the rate of increase in compensation was not applicable in determining the net period benefit cost for 2012, 2011 and 2010, nor in determining the benefit obligation as of December 31, 2012 and 2011.

Pension Plans Defined Benefit [Member] | Benefit Obligations [Member]
Weighted-Average Assumptions Used
The weighted-average assumptions used to calculate the benefit obligations were:

	As of December 31,
	2012			2011
			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World

Discount rate	4.00%	4.25%	3.90%	4.75%	4.75%	4.82%
Rate of increase in compensation levels	5.00%	N/A	2.90%	4.76%	N/A	2.92%

Other Postretirement Benefit Plans Defined Benefit [Member]
Amounts Recognized in Consolidated Balance Sheets
The following table provides the amounts recognized in the consolidated balance sheets:

	As of December 31,
	2012		2011
		Rest of		Rest of
	U.S.	World	U.S.	World

	(Dollars in millions)
Current liabilities	$(30)	$(7)	$(35)	$(6)
Long-term liabilities	(300)	(96)	(322)	(99)
Total amount recognized	$(330)	$(103)	$(357)	$(105)

Pre-tax Amounts Recognized in Accumulated Other Comprehensive Earnings (Losses)
The pre-tax amounts recognized in accumulated other comprehensive earnings (losses) consist of:

	As of December 31,
	2012		2011
		Rest of		Rest of
	U.S.	World	U.S.	World

	(Dollars in millions)
Prior service benefit (cost)	$146	$26	$198	$35
Net gain (loss)	(33)	(9)	(34)	(17)
Accumulated other comprehensive earnings (loss)	$113	$17	$164	$18

Components of Net Benefit Cost (Income) and Other Amounts Recognized in Other Comprehensive (Earnings) Loss
The following table provides the components of net postretirement benefit (income) cost and other amounts recognized in other comprehensive (earnings) loss for the plans.

	Years Ended December 31,
	2012		2011		2010
		Rest of		Rest of		Rest of
	U.S.	World	U.S.	World	U.S.	World

	(Dollars in millions)
Net postretirement benefit (income) cost:
Service cost	$1	$1	$1	$1	$1	$1
Interest cost	16	5	20	5	23	6
Curtailment/Settlement (gain) loss	(36)	-	-	(2)	(3)	(5)
Amortization of prior service (benefit) cost	(22)	(7)	(15)	(6)	(15)	(6)
Amortization of net (gain) loss	-	1	(4)	-	(5)	-
Net postretirement benefit (income) cost	(41)	-	2	(2)	1	(4)

Other changes in plan assets and benefit obligations recognized in other comprehensive (earnings) loss:
Prior service (benefit) cost	-	3	(89)	1	(6)	(2)
Net (gain) loss	(6)	(8)	65	12	8	(5)
Amortization or curtailment recognition of prior service benefit (cost)	51	6	15	6	15	6
Amortization or settlement recognition of net gain (loss)	6	(1)	4	-	5	-
Total recognized in other comprehensive (earnings) loss	51	-	(5)	19	22	(1)
Total recognized net postretirement benefit (income) cost and other comprehensive (earnings) loss	$10	$-	$(3)	$17	$23	$(5)

Estimated Amounts to be Amortized from Accumulated Other Comprehensive Earnings Over Next Fiscal Year
The estimated amounts that will be amortized from accumulated other comprehensive earnings over the next fiscal year are as follows:

	Year Ending
	December 31, 2013
		Rest of
	U.S.	World

	(Dollars in millions)
Prior service (benefit) cost	$(17)	$(6)
Net actuarial (gain) loss	1	1
Total	$(16)	$(5)

Expected Future Benefit Payments

	U.S.	Rest of World

Years Ending December 31,	(Dollars in millions)
2013	$31	$7
2014	30	6
2015	29	6
2016	28	6
2017	26	6
2018 -2021	112	32

Reconciliation of Changes in Plans' Benefit Obligation, Fair Value of Assets and Funded Status
	2012		2011
		Rest of		Rest of
	U.S.	World	U.S.	World

	(Dollars in millions)
Change in benefit obligation:
Benefit obligations at beginning of period	$357	$105	$396	$99
Service cost	1	1	1	1
Interest cost	16	5	20	5
Actuarial (gain) loss	(6)	(7)	67	13
Foreign currency exchange rate changes	-	3	-	(3)
Plan amendments	-	3	(91)	-
Curtailment / settlement gain	(1)	-	-	(3)
Plan participant contributions	1	-	3	-
Benefits paid	(38)	(7)	(39)	(7)
Benefit obligations at December 31,	330	103	357	105

Change in plan assets:
Fair value of plan assets at beginning of period	-	-	-	-
Company contributions	37	7	36	8
Plan participant contributions	1	-	3	-
Settlements	-	-	-	(1)
Benefits paid	(38)	(7)	(39)	(7)
Fair value of plan assets at December 31,	-	-	-	-
Funded status at December 31,	$(330)	$(103)	$(357)	$(105)

One-Percentage-Point Change in Assumed Health Care Cost Trend Rate
A one-percentage-point change in the assumed health care cost trend rate would have had the following effects:

	One-Percentage-Point
	Increase		Decrease
		Rest of		Rest of
	U.S.	World	U.S.	World

	(Dollars in millions)
Effect on total of service and interest cost components for the year ended December 31, 2012	$1	$1	$(1)	$(1)
Effect on postretirement benefit obligation as of measurement date	$20	$9	$(18)	$(8)

Other Postretirement Benefit Plans Defined Benefit [Member] | Benefit Costs [Member]
Weighted-Average Assumptions Used

	Years Ended December 31,
	2012		2011		2010
		Rest of		Rest of		Rest of
	U.S.	World	U.S.	World	U.S.	World

Discount rate	4.75%	4.50%	5.50%	5.50%	6.00%	5.75%

Other Postretirement Benefit Plans Defined Benefit [Member] | Benefit Obligations [Member]
Weighted-Average Assumptions Used
The discount rate and assumed health care cost trend rates used in the measurement of the benefit obligation as of the applicable measurement dates were:

	As of December 31,
	2012		2011
		Rest of		Rest of
	U.S.	World	U.S.	World

Discount rate	4.00%	4.00%	4.75%	4.50%
Initial health care cost trend rate at end of year	7.00%	4.00%	7.00%	7.00%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%	5.00%
Year in which ultimate rate is reached	2017	2017	2018	2015

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements for Assets and Liabilities
Items Measured at Fair Value on a Recurring Basis

The fair value measurements for assets and liabilities recognized in the Company’s consolidated balance sheet are as follows:
	As of December 31,
	2012			2011
	Carrying	Fair	Measurement	Carrying	Fair
	Value	Value	Approach	Value	Value

	(Dollars in millions)
Foreign currency exchange contracts — current assets	$16	$16	Level 2	$3	$3
Foreign currency exchange contracts — noncurrent assets	9	9	Level 2	-	-
Short-term debt, fixed and floating rate	67	67	Level 2	65	65
Floating rate long-term debt	-	-	Level 2	1	1
Fixed rate long-term debt	1,395	1,677	Level 2	1,466	1,585
Foreign currency exchange contracts — current liability	-	-	Level 2	27	27
Foreign currency exchange contracts — noncurrent liability	-	-	Level 2	29	29
Interest rate swap contracts — noncurrent liability	1	1	Level 2	1	1
Commodity contracts — current liability	-	-	Level 2	4	4

Movement of Amounts Reported in Accumulated Other Comprehensive Earnings (Losses) From Deferred Cash Flow Hedges, Net of Tax
The following table represents the movement of amounts reported in accumulated other comprehensive earnings (losses) from deferred cash flow hedges, net of tax.

	Years Ended
	December 31,
	2012	2011

	(Dollars in millions)
Balance at beginning of period	$(48)	$8
Net change in derivative fair value and other movements during the year	61	(45)
Net amounts reclassified to statement of earnings during the year	(3)	(11)
Balance at end of period	$10	$(48)

The gains and losses reclassified into earnings include the discontinuance of cash flow hedges, which were immaterial in 2012 and 2011.

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Offsetting assets and liabilities [Table Text Block]
Offsetting of Derivative Assets and Liabilities
The following tables reflect the offsetting of derivative assets and liabilities:

	As of December 31, 2012			As of December 31, 2011
	Gross Amounts Recognized	Gross Amounts Offset	Net Amounts Reported	Gross Amounts Recognized	Gross Amounts Offset	Net Amounts Reported

	(Dollars in millions)
Derivative Assets:
Foreign Currency	$40	$(15)	$25	$23	$(20)	$3

Derivative Liabilities:
Interest Rate Contracts	1	-	1	1	-	1
Foreign Currency	15	(15)	-	76	(20)	56
Commodity Contracts	-	-	-	4	-	4

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Total Outstanding Debt
Debt. Total outstanding debt of the Company consisted of the following:

	As of December 31,
	2012	2011

	(Dollars in millions)

Short-term debt	$67	$65

Long-term debt:
Senior notes, due 2014	$533	$550
Senior notes, due 2017	667	693
Exchangeable senior notes, due 2015	150	143
Revolving credit facility	-	-
Capitalized leases	13	21
Other borrowings	32	60
Total long-term debt	1,395	1,467
Less current portion	26	39
Long-term debt, net of current portion	$1,369	$1,428

Maturities of Long-Term Debt Outstanding
The weighted average interest rate on the Company's debt as of December 31, 2012 and 2011 was 7.3% and 7.5%, respectively, excluding the effect of interest rate swaps. The maturities of long-term debt outstanding as of December 31, 2012 are:

Years Ended December 31,	(Dollars in millions)

2013	$26
2014	536
2015	152
2016	3
2017	668
Thereafter	10
Total	$1,395

Restructuring Charges and Asset Impairments (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Charges and Asset Impairments [Abstract]
Restructuring Charges and Asset Impairments
		Occupant
	Chassis	Safety		Automotive
	Systems	Systems	Electronics	Components
	Segment	Segment	Segment	Segment	Corporate	Total

	(Dollars in millions)
Severance and other charges	$64	$20	$-	$7	$-	$91
Asset impairments related to restructuring activities	2	-	-	-	-	2
Total restructuring charges	66	20	-	7	-	93
Other asset impairments	2	-	-	-	-	2
Total restructuring charges and asset impairments	$68	$20	$-	$7	$-	$95

		Occupant
	Chassis	Safety		Automotive
	Systems	Systems	Electronics	Components
	Segment	Segment	Segment	Segment	Corporate	Total

	(Dollars in millions)
Severance and other charges	$-	$9	$1	$10	$-	$20
Asset impairments related to restructuring activities	-	-	-	1	-	1
Total restructuring charges	-	9	1	11	-	21
Other asset impairments	6	-	-	-	-	6
Total restructuring charges and asset impairments	$6	$9	$1	$11	$-	$27

		Occupant
	Chassis	Safety		Automotive
	Systems	Systems	Electronics	Components
	Segment	Segment	Segment	Segment	Corporate	Total

	(Dollars in millions)
Severance and other charges	$13	$23	$(1)	$11	$1	$47
Curtailment gains - net	(1)	-	-	-	-	(1)
Asset impairments related to restructuring activities	(4)	-	-	-	-	(4)
Total restructuring charges	8	23	(1)	11	1	42
Other asset impairments	2	-	-	1	-	3
Total restructuring charges and asset impairments	$10	$23	$(1)	$12	$1	$45

Movement of Restructuring Reserves for Severance and Other Charges Including Reserves Related to Severance-Related Postemployment Benefits
Restructuring Reserves

The following table illustrates the movement of the restructuring reserves for severance and other charges, including reserves related to severance-related postemployment benefits for both periods presented:

	Years Ended December 31,
	2012	2011

	(Dollars in millions)

Beginning balance	$59	$80
Current period accruals, net of changes in estimates	88	20
Increase in accrual due to business acquisition	-	6
Used for purposes intended	(26)	(48)
Effects of foreign currency translation and transfers	-	1
Ending balance	$121	$59

Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
Future Minimum Lease Payments for Noncancelable Capital and Operating Leases
As of December 31, 2012, the future minimum lease payments for noncancelable capital and operating leases with initial terms in excess of one year were as follows:

	Capital	Operating
Years Ended December 31,	Leases	Leases

	(Dollars in millions)
2013	$3	$93
2014	2	60
2015	3	50
2016	2	44
2017	1	41
Thereafter	5	74
Total minimum payments required	$16	$362
Less amounts representing interest	3
Present value of net minimum capital lease payments	13
Less current installments	2
Obligations under capital leases, excluding current installments	$11

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation [Abstract]
Significant Equity Award Grants
The significant equity award grants during 2012, 2011 and 2010 are as follows:

	February 23,		February 24,		March 3,
	2012		2011		2010
	SSARs	RSUs	SSARs	RSUs	SSARs	RSUs

Number Granted	1,282,518	515,523	908,500	317,650	535,300	632,100
Exercise price	$45.11		$54.95		$26.91
Maximum value	$95.00		$100.00		$50.00

The exercise price of the SSARs and stock options is equal to the average of the high and low stock price of the Company on the grant date.

Share-based Compensation Expense Recognized for Plan
The total share-based compensation expense recognized for the Plan was as follows:

	Years Ended December 31,
	2012	2011	2010

	(Dollars in millions)
SSARs and stock options	$5	$4	$3
Restricted stock units	16	11	10
Total share-based compensation expense	$21	$15	$13

Fair Value SSARs and Stock Options Estimated Using the Black-Scholes Option Pricing
Fair value for SSARs was estimated at the date of grant using the Black-Scholes option pricing model using the following weighted-average assumptions:

	February 23,	February 24,	March 3,
	2012	2011	2010

Expected volatility	79.3%	77.3%	75.8%
Dividend yield	0.00%	0.00%	0.00%
Expected life	5.0 years	5.0 years	5.0 years
Risk-free rate	0.89%	2.19%	2.27%

Summary of SSAR and Stock Option Activity Under Plan
A summary of SSAR and stock option activity under the Plan and changes for the year ended December 31, 2012 is presented below:

			Weighted-
		Weighted-	Average
	Thousands of	Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	and SSARs	Price	Term	Value

				(Dollars in millions)
Outstanding at January 1, 2012	3,855	$30.26
Granted	1,282	45.11
Exercised	(1,072)	24.20
Forfeited or expired	(75)	45.62
Outstanding at December 31, 2012	3,990	36.38	5.0	$69
Exercisable at December 31, 2012	1,989	$26.27	3.2	$55

Summary of Nonvested Restricted Stock Units
A summary of the status of the Company's nonvested RSUs as of December 31, 2012, and changes during the year ended December 31, 2012, is presented below:

		Weighted-
	Thousands of	Average
	Restricted	Grant-Date
	Stock Units	Fair Value
Nonvested Units
Nonvested at January 1, 2012	885	$31.79
Granted	517	45.10
Vested	(489)	24.35
Forfeited	(55)	42.96
Nonvested at December 31, 2012	858	$43.35

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Certain Financial Information by Segment [Table Text Block]
Reported Under Old Basis of Segmentation

The following tables present certain financial information by segment:

	Years Ended December 31,
	2012	2011	2010

	(Dollars in millions)
Sales to external customers:
Chassis Systems	$10,324	$9,960	$8,524
Occupant Safety Systems	3,287	3,580	3,441
Electronics	1,015	842	777
Automotive Components	1,818	1,862	1,641
Total sales to external customers	$16,444	$16,244	$14,383

Intersegment sales:
Chassis Systems	$89	$95	$53
Occupant Safety Systems	90	50	41
Electronics	541	493	373
Automotive Components	80	78	66
Total intersegment sales	$800	$716	$533

Total segment sales:
Chassis Systems	$10,413	$10,055	$8,577
Occupant Safety Systems	3,377	3,630	3,482
Electronics	1,556	1,335	1,150
Automotive Components	1,898	1,940	1,707
Total segment sales	$17,244	$16,960	$14,916

Earnings before taxes:
Chassis Systems	$604	$775	$660
Occupant Safety Systems	254	334	373
Electronics	197	139	138
Automotive Components	115	101	72
Segment earnings before taxes	1,170	1,349	1,243
Corporate expense and other	(78)	(81)	(66)
Financing costs	(111)	(118)	(162)
Loss on retirement of debt — net	(6)	(40)	(15)
Net earnings attributable to noncontrolling interest, net of tax	33	38	41
Earnings before income taxes	$1,008	$1,148	$1,041

Capital expenditures:
Chassis Systems	$300	$302	$164
Occupant Safety Systems	104	73	49
Electronics	125	127	42
Automotive Components	86	62	36
Corporate	8	7	3
	$623	$571	$294

Depreciation and amortization:
Chassis Systems	$216	$234	$237
Occupant Safety Systems	80	96	98
Electronics	50	49	53
Automotive Components	60	63	76
Corporate	3	5	5
	$409	$447	$469

Certain Balance Sheet Information by Segment
The following table presents certain balance sheet information by segment:

	December 31,
	2012	2011

	(Dollars in millions)
Segment assets:
Chassis Systems	$4,832	$4,608
Occupant Safety Systems	2,129	2,084
Electronics	1,147	1,038
Automotive Components	887	844
Segment assets	8,995	8,574
Corporate assets	1,317	1,408
Segment and corporate assets	10,312	9,982
Deferred tax assets	545	280
Total assets	$10,857	$10,262

Corporate assets principally consist of cash and cash equivalents and pension assets.

Certain Information Concerning Principal Geographic Areas

	United			Rest of
	States	Germany	China	World	Total

	(Dollars in millions)
Sales to external customers:
Year Ended December 31, 2012	$4,713	$2,330	$2,201	$7,200	$16,444
Year Ended December 31, 2011	4,020	2,623	1,666	7,935	16,244
Year Ended December 31, 2010	3,426	2,299	1,284	7,374	14,383
Property, plant and equipment - net:
As of December 31, 2012	$563	$403	$357	$1,062	$2,385
As of December 31, 2011	487	393	255	1,002	2,137

Sales to Company's Largest-End-Customers

		Ford			Aggregate
	Volkswagen	Motor	Chrysler	General	Percent of
	AG	Company	Group LLC	Motors	Total Sales

	(Dollars in millions)
Year Ended December 31, 2012	$3,863	$2,897	$1,702	$1,649	61.5%
Year Ended December 31, 2011	3,466	2,595	1,379	1,789	56.8%
Year Ended December 31, 2010	2,801	2,248	1,264	1,655	55.4%

Schedule Of Segment Reporting Information By Segment New [Text Block]
Reported Under New Basis of Segmentation

The following tables present certain financial information by segment:

	Years Ended December 31,
	2012	2011

	(Dollars in millions)
Sales to external customers:
Chassis Systems	$10,685	$10,199
Occupant Safety Systems	3,287	3,580
Electronics	654	603
Automotive Components	1,818	1,862
Total sales to external customers	$16,444	$16,244

Intersegment sales:
Chassis Systems	$20	$18
Occupant Safety Systems	90	50
Electronics	514	472
Automotive Components	80	78
Total intersegment sales	$704	$618

Total segment sales:
Chassis Systems	$10,705	$10,217
Occupant Safety Systems	3,377	3,630
Electronics	1,168	1,075
Automotive Components	1,898	1,940
Total segment sales	$17,148	$16,862

Earnings before taxes:
Chassis Systems	$669	$814
Occupant Safety Systems	254	334
Electronics	132	100
Automotive Components	115	101
Segment earnings before taxes	1,170	1,349
Corporate expense and other	(78)	(81)
Financing costs	(111)	(118)
Loss on retirement of debt — net	(6)	(40)
Net earnings attributable to noncontrolling interest, net of tax	33	38
Earnings before income taxes	$1,008	$1,148

Capital expenditures:
Chassis Systems	$364	$372
Occupant Safety Systems	104	73
Electronics	61	57
Automotive Components	86	62
Corporate	8	7
	$623	$571

Depreciation and amortization:
Chassis Systems	$228	$242
Occupant Safety Systems	80	96
Electronics	38	41
Automotive Components	60	63
Corporate	3	5
	$409	$447

Schedule Of Total Assets By Segment New [Text Block}
The following table presents certain balance sheet information by segment:

	December 31,
	2012	2011

	(Dollars in millions)
Segment assets:
Chassis Systems	$5,025	$4,748
Occupant Safety Systems	2,129	2,084
Electronics	954	898
Automotive Components	887	844
Segment assets	8,995	8,574
Corporate assets	1,317	1,408
Segment and corporate assets	10,312	9,982
Deferred tax assets	545	280
Total assets	$10,857	$10,262

Corporate assets principally consist of cash and cash equivalents and pension assets.

Unconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Unconsolidated Affiliates [Abstract]
Company's Beneficial Ownership in Affiliates Accounted for Under Equity Method
20. Unconsolidated Affiliates

The Company's beneficial ownership in affiliates accounted for under the equity method follows:

	December 31,
	2012	2011	2010

SM-Sistemas Modulares Ltda. (Brazil)	50%	50%	50%
ABC Sistemas E Modulos Ltda. (Brazil)	33%	33%	33%
CSG TRW Chassis Systems Co., Ltd. (China)	50%	50%	50%
Shanghai TRW Automotive Safety Systems Company Ltd. (China)	50%	50%	50%
Shin-Han (Beijing) Automobile Parts System Co., Ltd (China)	30%	30%	30%
Fuji Valve (Guangdong) Co., Ltd. (China)	25%	25%	25%
TH Braking Company S.A.S. (France)	50%	50%	50%
Rane TRW Steering Systems Limited (India)	50%	50%	50%
Brakes India Limited (India)	49%	49%	49%
TRW Sun Steering Wheels Private Limited (India)	49%	49%	49%
Shin Han Valve Industrial Company, Ltd. (South Korea)	25%	25%	25%
Componentes Venezolanos de Direccion, S.A. (Venezuela)	40%	40%	40%

Summarized Aggregate Financial Information of Company's Affiliates Accounted for Under Equity Method
Summarized aggregate financial information from the balance sheets and statements of operations of the Company's affiliates accounted for under the equity method follows:

	Years Ended and as of December 31,
	2012	2011	2010

	(Dollars in millions)
Statements of Earnings
Sales	$1,358	$1,391	$1,200
Gross profit	369	385	325
Earnings from continuing operations	86	77	74
Net earnings	86	77	74
Balance Sheets
Current assets	$610	$576	$530
Noncurrent assets	271	266	265
Current liabilities	375	373	345
Noncurrent liabilities	276	292	287

Quarterly Financial Information (Unaudited) (Tables)	3 Months Ended
	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012
Quarterly Financial Information (Unaudited) [Abstract]
Quarterly Financial Information (Unaudited) [Table Text Block]
	Fourth Quarter
	Three Months Ended
	December 31,
	2012	2011	2010

	(Dollars in millions, except per share amounts)

Sales	$4,032	$3,986	$3,713
Gross profit	425	451	467
Restructuring charges and asset impairments	88	(27)	(35)
Gain (loss) on retirement of debt - net	-	(1)	(13)
Earnings (losses) before income taxes	137	259	253
Net earnings (losses) attributable to TRW	419	425	204
Basic earnings (losses) per share	$3.45	$3.44	$1.68
Diluted earnings (losses) per share	$3.26	$3.27	$1.56

	Third Quarter
	Three Months Ended
	September 28,	September 30,	October 1,
	2012	2011	2010

	(Dollars in millions, except per share amounts)

Sales	$3,965	$3,915	$3,426
Gross profit	414	381	387
Restructuring charges and asset impairments	3	-	-
Gain (loss) on retirement of debt - net	(1)	(19)	(1)
Earnings (losses) before income taxes	244	204	236
Net earnings (losses) attributable to TRW	163	158	199
Basic earnings (losses) per share	$1.33	$1.28	$1.66
Diluted earnings (losses) per share	$1.28	$1.22	$1.54

	Second Quarter
	Three Months Ended
	June 29,	July 1,	July 2,
	2012	2011	2010

	(Dollars in millions, except per share amounts)

Sales	$4,239	$4,234	$3,661
Gross profit	476	517	439
Restructuring charges and asset impairments	2	-	(3)
Gain (loss) on retirement of debt - net	-	(10)	(1)
Earnings (losses) before income taxes	319	338	289
Net earnings (losses) attributable to TRW	220	293	227
Basic earnings (losses) per share	$1.80	$2.37	$1.90
Diluted earnings (losses) per share	$1.71	$2.21	$1.78

21. Quarterly Financial Information (Unaudited)

	First Quarter
	Three Months Ended
	March 30,	April 1,	April 2,
	2012	2011	2010

	(Dollars in millions, except per share amounts)

Sales	$4,208	$4,109	$3,583
Gross profit	474	511	429
Restructuring charges and asset impairments	2	-	(7)
Gain (loss) on retirement of debt - net	(5)	(10)	-
Earnings (losses) before income taxes	308	347	263
Net earnings (losses) attributable to TRW	206	281	204
Basic earnings (losses) per share	$1.66	$2.29	$1.72
Diluted earnings (losses) per share	$1.59	$2.13	$1.61

Description of Business - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Description Of Business [Abstract]
Sales to major OEM	86.00%

Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Securites excluded from diluted earnings per share calculation	2.1	1	0
Research and development expenses	$ 164	$ 155	$ 132
Allowance for doubtful accounts	$ 30	$ 38
Tools Dies And Molds [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Property Plant And Equipment Useful Life	5 years
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Affiliates not required to be consolidated, investments owned under equity method	20.00%
Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Affiliates not required to be consolidated, investments owned under equity method	50.00%

Basis of Presentation and Summary of Significant Accounting Policies - Net Earnings (Losses) Attributable to TRW and Weighted Average Shares Outstanding (Detail) (USD $)
In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Net earnings attributable to TRW	$ 419	$ 163	$ 220	$ 206	$ 425	$ 158	$ 293	$ 281	$ 204	$ 199	$ 227	$ 204	$ 1,008	$ 1,157	$ 834
Net earnings attributable to TRW for purposes of calculating diluted earnings per share													1,016	1,173	852
Interest expense on exchangeable notes, net of tax													4	8	9
Amortization of discount on exchangeable notes, net of tax													7	8	9
Basic:
Weighted average shares outstanding													122.4	123.5	119.8
Basic earnings per share	$ 3.45	$ 1.33	$ 1.8	$ 1.66	$ 3.44	$ 1.28	$ 2.37	$ 2.29	$ 1.68	$ 1.66	$ 1.9	$ 1.72	$ 8.24	$ 9.37	$ 6.96
Diluted:
Weighted average shares outstanding													122.4	123.5	119.8
Effect of dilutive stock options, RSUs and SSARs													1.4	2	2.7
Shares applicable to exchangeable notes													5.9	7.5	8.8
Diluted weighted average shares outstanding													129.7	133	131.3
Diluted earnings per share	$ 3.26	$ 1.28	$ 1.71	$ 1.59	$ 3.27	$ 1.22	$ 2.21	$ 2.13	$ 1.56	$ 1.54	$ 1.78	$ 1.61	$ 7.83	$ 8.82	$ 6.49
Exchangeable Senior Unsecured Notes Three Point Five Zero Percent Due Twenty Fifteen [Member]
Earnings Per Share Disclosure [Line Items]
Amortization of discount on exchangeable notes, net of tax													$ 4	$ 8	$ 9

Basis of Presentation and Summary of Significant Accounting Policies - Property, Plant and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2012
Building [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life	30 years
Building [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life	40 years
Machinery And Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life	5 years
Machinery And Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life	10 years
Computer Equipment And Capitalized Software [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life	3 years
Computer Equipment And Capitalized Software [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life	5 years

Basis of Presentation and Summary of Significant Accounting Policies - Movement in Product Warranty Liability (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basis of Presentation and Summary of Significant Acconting Policies [Abstract]
Beginning balance	$ 130	$ 124
Current period accruals, net of changes in estimates	55	52
Used for purposes intended	(44)	(42)
Effects of foreign currency translation	(1)	(4)
Ending balance	$ 140	$ 130

Basis of Presentation and Summary of Significant Accounting Policies - Components of Accumulated Other Comprehensive Earnings (Losses) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Basis of Presentation and Summary of Significant Acconting Policies [Abstract]
Foreign currency translation, net	$ 83	$ 16
Retirement obligations, net	(559)	(299)
Unrealized net losses on cash flow hedges, net	10	(48)
Accumulated other comprehensive earnings (losses)	$ (466)	$ (331)

Acquisitions and Divestitures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 01, 2011 Chassis Systems [Member]	Dec. 31, 2011 Chassis Systems [Member]
Business Acquisition [Line Items]
Gain on business acquisition	$ 0	$ 7	$ 0	$ 9
Additional Liabilities					2
Proceeds from sale of business					40
Business divestiture recognized net gains					$ 11

Inventories - Major Classes of Inventory (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Finished products and work in process	$ 454	$ 406
Raw materials and supplies	521	439
Total inventories	$ 975	$ 845

Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 397	$ 432	$ 447

Property, Plant and Equipment - Major Classes of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 6,412	$ 5,831
Accumulated depreciation and amortization	(4,027)	(3,694)
Total property, plant and equipment - net	2,385	2,137
Land And Land Improvements [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment	213	211
Accumulated depreciation and amortization	(32)	(28)
Building [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment	773	733
Accumulated depreciation and amortization	(367)	(336)
Machinery And Equipment [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment	5,327	4,798
Accumulated depreciation and amortization	(3,543)	(3,252)
Computer Equipment And Capitalized Software [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment	99	89
Accumulated depreciation and amortization	$ (85)	$ (78)

Goodwill and Intangible Assets - Changes in Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Beginning Balance	$ 1,753	$ 1,761
Effects of foreign currency translation	3	(3)
Divestitures		(5)
Ending Balance	1,756	1,753
Chassis Systems [Member]
Goodwill [Line Items]
Beginning Balance	795	800
Effects of foreign currency translation	1	0
Divestitures		(5)
Ending Balance	796	795
Occupant Safety Systems [Member]
Goodwill [Line Items]
Beginning Balance	535	538
Effects of foreign currency translation	2	(3)
Divestitures		0
Ending Balance	537	535
Electronics [Member]
Goodwill [Line Items]
Beginning Balance	423	423
Effects of foreign currency translation	0	0
Divestitures		0
Ending Balance	$ 423	$ 423

Goodwill and Intangible Assets - Intangible Assets and Related Accumulated Amortization (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets By Major Class [Line Items]
Gross Carrying Amount	$ 437	$ 430
Net Carrying Amount	293	298
Finite Lived Intangible Assets [Member]
Intangible Assets By Major Class [Line Items]
Gross Carrying Amount	173	166
Accumulated Amortization	(144)	(132)
Net Carrying Amount	29	34
Finite Lived Intangible Assets [Member] | Customer Relationships [Member]
Intangible Assets By Major Class [Line Items]
Gross Carrying Amount	67	67
Accumulated Amortization	(58)	(47)
Net Carrying Amount	9	20
Finite Lived Intangible Assets [Member] | Developed Technology And Other Intangible Assets [Member]
Intangible Assets By Major Class [Line Items]
Gross Carrying Amount	106	99
Accumulated Amortization	(86)	(85)
Net Carrying Amount	20	14
Indefinite Lived Intangible Assets [Member] | Trademarks [Member]
Intangible Assets By Major Class [Line Items]
Gross Carrying Amount	264	264
Net Carrying Amount	$ 264	$ 264

Goodwill and Intangible Assets - Weighted Average Amortization Periods for Intangible Assets Subject to Amortization (Detail)	12 Months Ended
Dec. 31, 2012
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	5 years
Developed Technology And Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	8 years

Goodwill and Intangible Assets - Expected Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets [Abstract]
Fiscal year 2013	$ 11
Fiscal year 2014	2
2015 and beyond	$ 16

Other (Income) Expense, Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other (Income) Expene - Net [Abstract]
Net provision for bad debts	$ (1)	$ 14	$ 2
Net (gain) loss on sales of assets and divestitures	(6)	(15)	(3)
Foreign currency exchange (gains) losses	2	0	(10)
Royalty and grant income	(18)	(26)	(16)
Legacy pension litigation	0	(6)	8
Miscellaneous other income	(14)	(22)	(19)
Other (income) expense - net	$ (37)	$ (55)	$ (38)

Income Taxes - Income Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
The components of earnings before income taxes are as follows:
Earnings before income taxes	$ 137	$ 244	$ 319	$ 308	$ 259	$ 204	$ 338	$ 347	$ 253	$ 236	$ 289	$ 263	$ 1,008	$ 1,148	$ 1,041
Current
U.S. Federal													0	0	0
Non-U.S.													169	97	108
U.S. State and Local													2	1	2
Total current													171	98	110
Deferred
U.S. Federal													(98)	(157)	8
Non-U.S.													(97)	19	48
U.S. State and Local													(9)	(7)	0
Total deferred													(204)	(145)	56
Income tax expense													(33)	(47)	166
The reconciliation of income taxes calculated at the U.S. federal statutory income tax rate of 35% to income tax expense is:
Income taxes at U.S. statutory rate													353	399	364
U.S. state and local income taxes net of U.S. federal tax benefit													(7)	0	0
Difference in income tax on foreign earnings, losses and remittances													(206)	(77)	(36)
Tax holidays and incentives													(38)	(33)	(23)
Valuation allowance													(63)	(326)	(144)
Foreign and other tax credits													(82)	0	0
Nondeductible expenses													12	9	6
Other													(2)	(19)	(1)
Income tax expense													(33)	(47)	166
Income tax benefit related to various tax planning and restructuring actions	255												255
United States [Member]
The components of earnings before income taxes are as follows:
Earnings before income taxes													464	355	390
Foreign Country [Member]
The components of earnings before income taxes are as follows:
Earnings before income taxes													$ 544	$ 793	$ 651

Income Taxes - Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax reconciliation	35.00%

Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Pensions and postretirement benefits other than pensions	$ 337	$ 86
Inventory	45	40
Reserves and accruals	269	272
Net operating loss and credit carryforwards	565	592
Fixed assets and intangibles	55	47
Other	52	84
Total deferred tax assets	1,323	1,121
Valuation allowance for deferred tax assets	(250)	(273)
Total deferred tax assets net	1,073	848
Deferred tax liabilities:
Pensions and postretirement benefits other than pensions	(180)	(287)
Fixed assets and intangibles	(207)	(190)
Undistributed earnings of foreign subsidiaries	(131)	(142)
Deferred gain	(66)	(69)
Other	(72)	(72)
Total deferred tax liabilities	(656)	(760)
Net deferred taxes	$ 417	$ 88

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Current deferred tax liability	$ 5	$ 19
Net operating loss and credit carryforwards	565	592
Deferred tax assets, net operating loss or tax credit carryforwards not subject to expiration	208
Tax deductions in excess of financial statement amounts for stock based compensation and tax deductible goodwill	105
Unrecognized tax benefit	160	148	172	166
Unrecognized tax benefit that would affect effective tax rate	118	120	121
Deferred income tax, undistributed earnings of foreign subsidiaries not recognized	2,800
Tax benefit (expense), change in valuation allowance on net deferred tax assets	63	326
Unrecognized tax benefits, accrued interest and penalties	24	30	30
Unrecognized tax benefits, interest and penalties expense	1	6	2
Tax (benefit) expense	(33)	(47)	166
Tax benefit related to the enactment of tax legislation	9
EffectivePriorToAprilFirstTwentyTwelve [Member]
Income Taxes [Line Items]
Corporate Income Tax Rate	25.00%
Effective April First Twenty Twelve [Member]
Income Taxes [Line Items]
Corporate Income Tax Rate	24.00%
Effective April First Twenty Thirteen [Member]
Income Taxes [Line Items]
Corporate Income Tax Rate	23.00%
Amendment [Member]
Income Taxes [Line Items]
Tax (benefit) expense		(40)
Utilization Of Valuation Allowance [Member]
Income Taxes [Line Items]
Tax benefit (expense), change in valuation allowance on net deferred tax assets	(37)	131
Reversal Of Valuation Allowance [Member]
Income Taxes [Line Items]
Tax benefit (expense), change in valuation allowance on net deferred tax assets	$ 100	$ 195

Income Taxes - Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Beginning balance	$ 148	$ 172	$ 166
Additions based on tax positions related to the current year	12	6	16
Additions for tax positions of prior years	40	19	28
Reductions for tax positions of prior years	(23)	(38)	(22)
Reductions for settlements	(17)	(8)	(3)
Reductions due to lapse in statute of limitations	(3)	(2)	(5)
Change attributable to foreign currency translation	3	(1)	(8)
Ending balance	$ 160	$ 148	$ 172

Retirement Benefits - Reconciliation of Changes in Plans' Benefit Obligation, Fair Value of Assets and Funded Status (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans - U.S.
Schedule Of Pension And Other Postretirment Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Total accumulated benefit obligation at end of period	$ 1,068	$ 1,278
Change in benefit obligation:
Benefit obligations at beginning of period	1,284	1,159
Service cost	4	4	6
Interest cost	59	62	63
Plan amendments	0	0
Actuarial (gain) loss	(92)	(121)
Foreign currency exchange rate changes	0	0
Curtailment / settlement (gain) loss	(311)	0
Net transfer in / (out)	0	0
Benefits paid	55	62
Benefit obligations at end of period	1,073	1,284	1,159
Change in plan assets:
Fair value of plan assets at beginning of period	957	927
Actual return on plan assets, less plan expense	139	10
Foreign currency exchange rate changes	0	0
Company contributions	74	82
Settlements	(311)	0
Acquisitions / (Divestitures)	0	0
Benefits paid	55	62
Fair value of plan assets at end of period	804	957	927
Funded status at end of period	(269)	(327)
United Kingdom Foreign Pension Plans Defined Benefit [Member]
Schedule Of Pension And Other Postretirment Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Total accumulated benefit obligation at end of period	4,730	4,518
Change in benefit obligation:
Benefit obligations at beginning of period	4,518	4,381
Service cost	0	0	0
Interest cost	215	243	250
Plan amendments	0	0
Actuarial (gain) loss	(177)	(235)
Foreign currency exchange rate changes	211	(12)
Curtailment / settlement (gain) loss	(74)	(40)
Net transfer in / (out)	0	0
Benefits paid	317	289
Benefit obligations at end of period	4,730	4,518	4,381
Change in plan assets:
Fair value of plan assets at beginning of period	5,434	4,827
Actual return on plan assets, less plan expense	210	920
Foreign currency exchange rate changes	251	(32)
Company contributions	48	48
Settlements	(74)	(40)
Acquisitions / (Divestitures)	0	0
Benefits paid	317	289
Fair value of plan assets at end of period	5,552	5,434	4,827
Funded status at end of period	822	916
Rest Of World Foreign Pension Plans Defined Benefit [Member]
Schedule Of Pension And Other Postretirment Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Total accumulated benefit obligation at end of period	891	757
Change in benefit obligation:
Benefit obligations at beginning of period	803	760
Service cost	19	19	18
Interest cost	38	41	39
Plan amendments	1	0
Actuarial (gain) loss	(124)	(68)
Foreign currency exchange rate changes	23	(25)
Curtailment / settlement (gain) loss	(3)	0
Net transfer in / (out)	1	(10)
Benefits paid	51	50
Benefit obligations at end of period	955	803	760
Change in plan assets:
Fair value of plan assets at beginning of period	278	297
Actual return on plan assets, less plan expense	20	(1)
Foreign currency exchange rate changes	7	(6)
Company contributions	49	44
Settlements	0	0
Acquisitions / (Divestitures)	0	(6)
Benefits paid	51	50
Fair value of plan assets at end of period	303	278	297
Funded status at end of period	(652)	(525)
Postretirement Benefits Other than Pension - U.S.
Change in benefit obligation:
Benefit obligations at beginning of period	357	396
Service cost	1	1	1
Interest cost	16	20	23
Plan amendments	0	(91)
Actuarial (gain) loss	6	(67)
Foreign currency exchange rate changes	0	0
Curtailment / settlement (gain) loss	(1)	0
Plan participant contributions	1	3
Benefits paid	38	39
Benefit obligations at end of period	330	357	396
Change in plan assets:
Fair value of plan assets at beginning of period	0	0
Company contributions	37	36
Plan participant contributions	1	3
Settlements	0	0
Benefits paid	38	39
Fair value of plan assets at end of period	0	0	0
Funded status at end of period	(330)	(357)
Foreign Postretirement Benefit Plans Defined Benefit [Member]
Change in benefit obligation:
Benefit obligations at beginning of period	105	99
Service cost	1	1	1
Interest cost	5	5	6
Plan amendments	3	0
Actuarial (gain) loss	7	(13)
Foreign currency exchange rate changes	3	(3)
Curtailment / settlement (gain) loss	0	(3)
Plan participant contributions	0	0
Benefits paid	7	7
Benefit obligations at end of period	103	105	99
Change in plan assets:
Fair value of plan assets at beginning of period	0	0
Company contributions	7	8
Plan participant contributions	0	0
Settlements	0	(1)
Benefits paid	7	7
Fair value of plan assets at end of period	0	0	0
Funded status at end of period	$ (103)	$ (105)

Retirement Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans, curtailment gain (loss)			$ 1
EquitySecuritiesMember
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	14.00%
DebtSecuritiesMember
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	69.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	4.00%
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	13.00%
Pension Plans - U.S.
Defined Benefit Plan Disclosure [Line Items]
Settlements of certain retirement plans	298
Defined benefit plans, settlement (gain) loss	88		9
Defined benefit plans, curtailment gain (loss)			35
Expected contribution by employer to its plans	50
Participants Offered Lump Sum Payments	21,000
Percentage Of Particpants Accepted Lump Sum Payments	50.00%
Pension Plans - U.S. | EquitySecuritiesMember
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	60.00%
Pension Plans - U.S. | DebtSecuritiesMember
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	40.00%
United Kingdom Foreign Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Settlements of certain retirement plans	74	40
Expected contribution by employer to its plans	48
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of the U.S. and U.K plan assets of the total defined benefit plans	95.00%
Rest Of World Foreign Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contribution by employer to its plans	52
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans, settlement (gain) loss	(36)	(2)	(8)
Expected contribution by employer to its plans	$ 38
Expected funding plans description	The Company funds its OPEB obligations on a pay-as-you-go basis. In 2013, the Company expects to contribute approximately $38 million to its OPEB plans.

Retirement Benefits - Amounts Recognized in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Non-current assets	$ 823	$ 918
Pension Plans - U.S.
Defined Benefit Plan Disclosure [Line Items]
Non-current assets	0	0
Current liabilities	0	0
Long-term liabilities	(269)	(327)
Net amount recognized	(269)	(327)
United Kingdom Foreign Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-current assets	822	916
Current liabilities	0	0
Long-term liabilities	0	0
Net amount recognized	822	916
Rest Of World Foreign Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-current assets	1	2
Current liabilities	(24)	(23)
Long-term liabilities	(629)	(504)
Net amount recognized	(652)	(525)
Postretirement Benefits Other than Pension - U.S.
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	(30)	(35)
Long-term liabilities	(300)	(322)
Net amount recognized	(330)	(357)
Foreign Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	(7)	(6)
Long-term liabilities	(96)	(99)
Net amount recognized	$ (103)	$ (105)

Retirement Benefits - Pre-tax Amounts Recognized in Accumulated Other Comprehensive Earnings (Losses) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans - U.S.
Schedule Of Pension And Other Postretirment Benefits Recgonized In Accumulated Other Comprehensive Income Loss [Line Items]
Prior service benefit (cost)	$ 0	$ (2)
Net gain (loss)	(314)	(391)
Accumulated other comprehensive earnings (loss)	(314)	(393)
United Kingdom Foreign Pension Plans Defined Benefit [Member]
Schedule Of Pension And Other Postretirment Benefits Recgonized In Accumulated Other Comprehensive Income Loss [Line Items]
Prior service benefit (cost)	0	0
Net gain (loss)	(153)	140
Accumulated other comprehensive earnings (loss)	(153)	140
Rest Of World Foreign Pension Plans Defined Benefit [Member]
Schedule Of Pension And Other Postretirment Benefits Recgonized In Accumulated Other Comprehensive Income Loss [Line Items]
Prior service benefit (cost)	(3)	(3)
Net gain (loss)	(281)	(160)
Accumulated other comprehensive earnings (loss)	(284)	(163)
Postretirement Benefits Other than Pension - U.S.
Schedule Of Pension And Other Postretirment Benefits Recgonized In Accumulated Other Comprehensive Income Loss [Line Items]
Prior service benefit (cost)	146	198
Net gain (loss)	(33)	(34)
Accumulated other comprehensive earnings (loss)	113	164
Foreign Postretirement Benefit Plans Defined Benefit [Member]
Schedule Of Pension And Other Postretirment Benefits Recgonized In Accumulated Other Comprehensive Income Loss [Line Items]
Prior service benefit (cost)	26	35
Net gain (loss)	(9)	(17)
Accumulated other comprehensive earnings (loss)	$ 17	$ 18

Retirement Benefits - Pension Plans With Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans - U.S.
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 1,073	$ 1,284
Accumulated benefit obligation	1,068	1,278
Fair value of assets	804	957
Rest Of World Foreign Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	914	766
Accumulated benefit obligation	850	720
Fair value of assets	$ 260	$ 239

Retirement Benefits - Components of Net Benefit Cost (Income) and Other Amounts Recognized in Other Comprehensive (Earnings) Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans - U.S.
Net pension cost (income) and Net postretirement benefit (income) cost:
Service cost	$ 4	$ 4	$ 6
Interest cost	59	62	63
Expected return on plan assets	(80)	(78)	(77)
Curtailment/Settlement (gain) loss	92	0	(26)
Amortization of prior service (benefit) cost	2	2	(5)
Amortization of net (gain) loss	19	1	0
Defined benefit plans	96	(9)	(39)
Defined contribution plans cost	22	21	12
Net defined benefit plan cost (income)	118	12	(27)
Other changes in plan assets and benefit obligations recognized in other comprehensive (earnings) loss
Prior service (benefit) cost	0	0	35
Net (gain) loss	33	188	68
Amortization or curtailment recognition of prior service benefit (cost)	(2)	(2)	5
Amortization or settlement recognition of net gain (loss)	(110)	(1)	0
Total recognized in other comprehensive (earnings) loss	(79)	185	108
Total recognized net defined benefit plan (income) cost and other comprehensive (earnings) loss	39	197	81
United Kingdom Foreign Pension Plans Defined Benefit [Member]
Net pension cost (income) and Net postretirement benefit (income) cost:
Service cost	0	0	0
Interest cost	215	243	250
Expected return on plan assets	(328)	(343)	(327)
Curtailment/Settlement (gain) loss	0	0	1
Amortization of prior service (benefit) cost	0	0	0
Amortization of net (gain) loss	0	0	0
Defined benefit plans	(113)	(100)	(76)
Defined contribution plans cost	3	1	0
Net defined benefit plan cost (income)	(110)	(99)	(76)
Other changes in plan assets and benefit obligations recognized in other comprehensive (earnings) loss
Prior service (benefit) cost	0	0	0
Net (gain) loss	293	(329)	(116)
Amortization or curtailment recognition of prior service benefit (cost)	0	0	0
Amortization or settlement recognition of net gain (loss)	0	0	0
Total recognized in other comprehensive (earnings) loss	293	(329)	(116)
Total recognized net defined benefit plan (income) cost and other comprehensive (earnings) loss	183	(428)	(192)
Rest Of World Foreign Pension Plans Defined Benefit [Member]
Net pension cost (income) and Net postretirement benefit (income) cost:
Service cost	19	19	18
Interest cost	38	41	39
Expected return on plan assets	(20)	(20)	(21)
Curtailment/Settlement (gain) loss	2	0	(1)
Amortization of prior service (benefit) cost	0	1	0
Amortization of net (gain) loss	9	3	2
Defined benefit plans	48	44	37
Defined contribution plans cost	16	16	12
Net defined benefit plan cost (income)	64	60	49
Other changes in plan assets and benefit obligations recognized in other comprehensive (earnings) loss
Prior service (benefit) cost	1	0	1
Net (gain) loss	132	83	(16)
Amortization or curtailment recognition of prior service benefit (cost)	(1)	(1)	0
Amortization or settlement recognition of net gain (loss)	(11)	(3)	(2)
Total recognized in other comprehensive (earnings) loss	121	79	(17)
Total recognized net defined benefit plan (income) cost and other comprehensive (earnings) loss	185	139	32
Postretirement Benefits Other than Pension - U.S.
Net pension cost (income) and Net postretirement benefit (income) cost:
Service cost	1	1	1
Interest cost	16	20	23
Curtailment/Settlement (gain) loss	(36)	0	(3)
Amortization of prior service (benefit) cost	(22)	(15)	(15)
Amortization of net (gain) loss	0	(4)	(5)
Net defined benefit plan cost (income)	(41)	2	1
Other changes in plan assets and benefit obligations recognized in other comprehensive (earnings) loss
Prior service (benefit) cost	0	(89)	(6)
Net (gain) loss	(6)	65	8
Amortization or curtailment recognition of prior service benefit (cost)	51	15	15
Amortization or settlement recognition of net gain (loss)	6	4	5
Total recognized in other comprehensive (earnings) loss	51	(5)	22
Total recognized net defined benefit plan (income) cost and other comprehensive (earnings) loss	10	(3)	23
Foreign Postretirement Benefit Plans Defined Benefit [Member]
Net pension cost (income) and Net postretirement benefit (income) cost:
Service cost	1	1	1
Interest cost	5	5	6
Curtailment/Settlement (gain) loss	0	(2)	(5)
Amortization of prior service (benefit) cost	(7)	(6)	(6)
Amortization of net (gain) loss	1	0	0
Net defined benefit plan cost (income)	0	(2)	(4)
Other changes in plan assets and benefit obligations recognized in other comprehensive (earnings) loss
Prior service (benefit) cost	3	1	(2)
Net (gain) loss	(8)	12	(5)
Amortization or curtailment recognition of prior service benefit (cost)	6	6	6
Amortization or settlement recognition of net gain (loss)	(1)	0	0
Total recognized in other comprehensive (earnings) loss	0	19	(1)
Total recognized net defined benefit plan (income) cost and other comprehensive (earnings) loss	$ 0	$ 17	$ (5)

Estimated amounts to be amortized from Accumulated other Comprehensive Earnings Over Next Fiscal Year (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Plans - U.S.
Defined Benefit Plan Disclosure [Line Items]
Prior service (benefit) cost	$ 0
Net (gain) loss	27
Total	27
Rest Of World Foreign Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service (benefit) cost	1
Net (gain) loss	18
Total	19
Postretirement Benefits Other than Pension - U.S.
Defined Benefit Plan Disclosure [Line Items]
Prior service (benefit) cost	(17)
Net (gain) loss	1
Total	(16)
Foreign Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service (benefit) cost	(6)
Net (gain) loss	1
Total	$ (5)

Retirement Benefits - Weighted-Average Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans - U.S.
Schedule Of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.75%	5.50%	6.00%
Expected long-term return on plan assets	7.75%	8.00%	8.36%
Rate of increase in compensation levels	4.76%	4.78%	4.00%
Discount rate	4.00%	4.75%
Rate of increase in compensation levels	5.00%	4.76%
United Kingdom Foreign Pension Plans Defined Benefit [Member]
Schedule Of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.75%	5.50%	5.75%
Expected long-term return on plan assets	6.25%	6.50%	6.50%
Discount rate	4.25%	4.75%
Rest Of World Foreign Pension Plans Defined Benefit [Member]
Schedule Of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.82%	5.44%	5.27%
Expected long-term return on plan assets	6.50%	6.36%	6.69%
Rate of increase in compensation levels	2.92%	2.89%	2.84%
Discount rate	3.90%	4.82%
Rate of increase in compensation levels	2.90%	2.92%
Postretirement Benefits Other than Pension - U.S.
Schedule Of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.75%	5.50%	6.00%
Discount rate	4.00%	4.75%
Initial health care cost trend rate at end of year	7.00%	7.00%
Ultimate health care cost trend rate	5.00%	5.00%
Year in which ultimate rate is reached	2017	2018
Foreign Postretirement Benefit Plans Defined Benefit [Member]
Schedule Of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.50%	5.50%	5.75%
Discount rate	4.00%	4.50%
Initial health care cost trend rate at end of year	4.00%	7.00%
Ultimate health care cost trend rate	5.00%	5.00%
Year in which ultimate rate is reached	2017	2015

Retirement Benefits - Fair Value of Company's United States and United Kingdom Pension Plan Assets, by Asset Category (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 5,104	$ 4,988
Fair Value Inputs Level 1 [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	873	938
Fair Value Inputs Level 1 [Member] | Corporate Bond Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,923	1,687
Fair Value Inputs Level 1 [Member] | U.K. government guaranteed bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,728	2,148
Fair Value Inputs Level 1 [Member] | Equity Warrant Asset [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	231	212
Fair Value Inputs Level 1 [Member] | Interest Rate Swap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fair Value Inputs Level 1 [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	349	3
Fair Value Inputs Level 1 [Member] | Equity Securities Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fair Value Inputs Level 1 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fair Value Inputs Level 1 [Member] | All Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fair Value Inputs Level 1 [Member] | Asset-backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0
Fair Value Inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,252	1,403
Fair Value Inputs Level 2 [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fair Value Inputs Level 2 [Member] | Corporate Bond Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fair Value Inputs Level 2 [Member] | U.K. government guaranteed bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fair Value Inputs Level 2 [Member] | Equity Warrant Asset [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fair Value Inputs Level 2 [Member] | Interest Rate Swap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	504
Fair Value Inputs Level 2 [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fair Value Inputs Level 2 [Member] | Equity Securities Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	574	685
Fair Value Inputs Level 2 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	228	272
Fair Value Inputs Level 2 [Member] | All Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	(52)	(58)
Fair Value Inputs Level 2 [Member] | Asset-backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 502

Retirement Benefits - Expected Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans - U.S.
Schedule Of Pension And Other Postretirment Benefits Expected Benefit Payments [Line Items]
2013	$ 52
2014	53
2015	78
2016	55
2017	56
2018 - 2021	287
United Kingdom Foreign Pension Plans Defined Benefit [Member]
Schedule Of Pension And Other Postretirment Benefits Expected Benefit Payments [Line Items]
2013	264
2014	262
2015	261
2016	260
2017	263
2018 - 2021	1,312
Rest Of World Foreign Pension Plans Defined Benefit [Member]
Schedule Of Pension And Other Postretirment Benefits Expected Benefit Payments [Line Items]
2013	49
2014	46
2015	47
2016	49
2017	49
2018 - 2021	268
Postretirement Benefits Other than Pension - U.S.
Schedule Of Pension And Other Postretirment Benefits Expected Benefit Payments [Line Items]
2013	31
2014	30
2015	29
2016	28
2017	26
2018 - 2021	112
Foreign Postretirement Benefit Plans Defined Benefit [Member]
Schedule Of Pension And Other Postretirment Benefits Expected Benefit Payments [Line Items]
2013	7
2014	6
2015	6
2016	6
2017	6
2018 - 2021	$ 32

Retirement Benefits - One-Percentage-Point Change in Assumed Health Care Cost Trend Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Postretirement Benefits Other than Pension - U.S.
Assumed Health Care Cost Trend Rates Effect Of One Percentage Point Change [Line Items]
Effect on total of service and interest cost components for the year ended December 31, 2011, One-Percentage-Point increase	$ 1
Effect on postretirement benefit obligation as of measurement date, One-Percentage-Point increase	20
Effect on total of service and interest cost components for the year ended December 31, 2011, One-Percentage-Point decrease	(1)
Effect on postretirement benefit obligation as of measurement date, One-Percentage-Point decrease	(18)
Foreign Postretirement Benefit Plans Defined Benefit [Member]
Assumed Health Care Cost Trend Rates Effect Of One Percentage Point Change [Line Items]
Effect on total of service and interest cost components for the year ended December 31, 2011, One-Percentage-Point increase	1
Effect on postretirement benefit obligation as of measurement date, One-Percentage-Point increase	9
Effect on total of service and interest cost components for the year ended December 31, 2011, One-Percentage-Point decrease	(1)
Effect on postretirement benefit obligation as of measurement date, One-Percentage-Point decrease	$ (8)

Fair Value Measurements - Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term debt	$ 67	$ 65
Fair Value Measurements Recurring [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | Floating Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term debt	0	1
Fair Value Measurements Recurring [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | Fixed Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term debt	1,395	1,466
Fair Value Measurements Recurring [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | Fixed And Floating Rate Debt [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term debt	67	65
Fair Value Measurements Recurring [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | Current Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative assets	16	3
Fair Value Measurements Recurring [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | Noncurrent Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative assets	9	0
Fair Value Measurements Recurring [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | Current Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities	0	27
Fair Value Measurements Recurring [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | Noncurrent Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities	0	29
Fair Value Measurements Recurring [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | Interest Rate Swap [Member] | Noncurrent Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities	1	1
Fair Value Measurements Recurring [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | Commodity Contract [Member] | Current Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities	0	4
Fair Value Measurements Recurring [Member] | Portion At Fair Value Fair Value Disclosure [Member] | Fair Value Inputs Level 2 [Member] | Floating Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term debt	0	1
Fair Value Measurements Recurring [Member] | Portion At Fair Value Fair Value Disclosure [Member] | Fair Value Inputs Level 2 [Member] | Fixed Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term debt	1,677	1,585
Fair Value Measurements Recurring [Member] | Portion At Fair Value Fair Value Disclosure [Member] | Fair Value Inputs Level 2 [Member] | Fixed And Floating Rate Debt [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term debt	67	65
Fair Value Measurements Recurring [Member] | Portion At Fair Value Fair Value Disclosure [Member] | Fair Value Inputs Level 2 [Member] | Current Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative assets	16	3
Fair Value Measurements Recurring [Member] | Portion At Fair Value Fair Value Disclosure [Member] | Fair Value Inputs Level 2 [Member] | Noncurrent Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative assets	9	0
Fair Value Measurements Recurring [Member] | Portion At Fair Value Fair Value Disclosure [Member] | Fair Value Inputs Level 2 [Member] | Current Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities	0	27
Fair Value Measurements Recurring [Member] | Portion At Fair Value Fair Value Disclosure [Member] | Fair Value Inputs Level 2 [Member] | Noncurrent Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities	0	29
Fair Value Measurements Recurring [Member] | Portion At Fair Value Fair Value Disclosure [Member] | Fair Value Inputs Level 2 [Member] | Interest Rate Swap [Member] | Noncurrent Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities	1	1
Fair Value Measurements Recurring [Member] | Portion At Fair Value Fair Value Disclosure [Member] | Fair Value Inputs Level 2 [Member] | Commodity Contract [Member] | Current Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities	$ 0	$ 4

Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Restructuring accruals	$ 121	$ 59	$ 80
Fixed asset impairments	2	6	3
Fair Value Measurements Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Restructuring accruals	121
Asset retirement obligations	11
Fixed asset impairments	4
Fixed Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Unamortized discount	$ 24

Fair Value Measurements - Movement of Amounts Reported in Accumulated Other Comprehensive Earnings (Losses) From Deferred Cash Flow Hedges, Net of Tax (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance at end of period	$ 10	$ (48)
Fair Value Measurements Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance at beginning of period	(48)	8
Net change in derivative fair value and other movements during the year	61	(45)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	(3)	(11)
Balance at end of period	$ 10	$ (48)

Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative assets, gross amount recognized	$ 40	$ 23
Derivative liabilities, gross amounts recognized	16	81
Foreign Exchange Forward [Member]
Derivative [Line Items]
Notional value	2,000
Interest Rate Swap [Member]
Derivative [Line Items]
Number of agreements	2
Notional value	25
Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative assets, gross amount recognized	40	23
Derivative liabilities, gross amounts recognized	15	76
Effective portion of the gain (loss) on derivatives designated as cash flow hedges that was recognized in OCI	80	(68)	27
Cash Flow Hedging [Member]
Derivative [Line Items]
Gains (losses) included in OCI expected to be reclassified into earnings in the next twelve months, net of tax	7
Effective portion of gain (loss) on hedges reclassified from OCI into the statements of earnings	3	11	13
Effective portion of the gain (loss) on derivatives designated as cash flow hedges that was recognized in OCI	80	(68)	27
Nondesignated [Member] | Other Income And Expense [Member]
Derivative [Line Items]
Gain (loss) recognized in current earnings	$ 14	$ (10)	$ 11

Financial Instruments - Offsetting of Derivative Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Offsetting Assets [Line Items]
Derivative assets, gross amount recognized	$ 40	$ 23
Derivative liabilities, gross amounts recognized	16	81
Foreign Exchange Contract [Member]
Offsetting Assets [Line Items]
Derivative assets, gross amount recognized	40	23
Derivative assets, gross amounts offset	(15)	(20)
Derivative asets, net amounts reported	25	3
Derivative liabilities, gross amounts recognized	15	76
Derivative liabilities, gross amounts offset	(15)	(20)
Derivative liabilities, net amounts reported	0	56
interest rate contract
Offsetting Assets [Line Items]
Derivative liabilities, gross amounts recognized	1	1
Derivative liabilities, gross amounts offset	0	0
Derivative liabilities, net amounts reported	1	1
Commodity Contract [Member]
Offsetting Assets [Line Items]
Derivative liabilities, gross amounts recognized		4
Derivative liabilities, gross amounts offset		0
Derivative liabilities, net amounts reported		$ 4

Debt- Total Outstanding Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Outstanding [Line Items]
Short-term debt	$ 67	$ 65
Long-term debt:
Exchangeable Notes	150	143
Revolving credit facility	0	0
Capitalized leases	13	21
Other borrowings	32	60
Total long-term debt	1,395	1,467
Less current portion	26	39
Long-term debt, net of current portion	1,369	1,428
Senior Notes Due 2014 [Member]
Long-term debt:
Senior notes	533	550
Senior Notes Due 2017 [Member]
Long-term debt:
Senior notes	$ 667	$ 693

Debt - Total Outstanding - Additional Information (Detail)	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Debt, Weighted Average Interest Rate	7.30%	7.50%

Debt - Maturities of Long-Term Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013	$ 26
2014	536
2015	152
2016	3
2017	668
Thereafter	10
Total	$ 1,395	$ 1,467

Debt - Senior Notes - Additional Information (Detail) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended							6 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Sep. 28, 2012 USD ($)	Jun. 29, 2012 USD ($)	Mar. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jul. 01, 2011 USD ($)	Apr. 01, 2011 USD ($)	Dec. 31, 2010 USD ($)	Oct. 01, 2010 USD ($)	Jul. 02, 2010 USD ($)	Apr. 02, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 30, 2009 Senior Unsecured Notes Eight Point Eight Seven Five Percent Due Twenty Seventeen [Member] USD ($)	Mar. 31, 2007 Senior Unsecured Notes Seven Percent Due Twenty Fourteen [Member] USD ($)	Mar. 31, 2007 Senior Unsecured Notes Six Point Three Seven Five Percent Due Twenty Fourteen [Member] EUR (€)	Mar. 31, 2007 Senior Unsecured Notes Seven Point Two Five Percent Due Twenty Seventeen [Member] USD ($)	Jun. 28, 2013 Senior Notes [Member] USD ($)	Dec. 31, 2012 Senior Notes [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] USD ($)	Feb. 28, 2013 Senior Unsecured Notes Four Point Five Percent Due Twenty Twenty One [Member] USD ($)
Face amount																$ 250	$ 500	€ 275	$ 600				$ 400
Interest rate																8.88%	7.00%	6.38%	7.25%				4.50%
Amount of debt repurchased																				91	48	256
Loss (gain) on retirement of debt - net	$ 0	$ 1	$ 0	$ 5	$ 1	$ 19	$ 10	$ 10	$ 13	$ 1	$ 1	$ 0	$ 6	$ 40	$ 15					$ 5	$ 5	$ 24

Debt - Exchangeable Senior Notes - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2009 Exchangeable Senior Unsecured Notes Three Point Five Zero Percent Due Twenty Fifteen [Member]	Dec. 31, 2012 Exchangeable Senior Unsecured Notes Three Point Five Zero Percent Due Twenty Fifteen [Member]	Dec. 31, 2011 Exchangeable Senior Unsecured Notes Three Point Five Zero Percent Due Twenty Fifteen [Member]	Dec. 31, 2010 Exchangeable Senior Unsecured Notes Three Point Five Zero Percent Due Twenty Fifteen [Member]
Term loan, face amount																$ 259
Interest rate																3.50%
Debt Instrument, Convertible, Equity Instruments in Conversion																33.8392
Debt Instrument, Convertible, Conversion Price																$ 29.55
Debt Instrument, Convertible, Effective Interest Rate																9.00%
Unamortized discount																	24	31
Debt Instrument, Convertible, Interest Expense																	13	16	18
Interest expense on exchangeable notes, net of tax																	6	8	9
Amount of debt repurchase																		85
Loss (gain) on retirement of debt - net	0	1	0	5	1	19	10	10	13	1	1	0	6	40	15			13
Equity component of 3.5% exchangeable note repurchase																		$ 66

Debt - Senior Secured Credit Facilities - Additional Information (Detail) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revolving credit facility, facility size	$ 1,400,000,000												$ 1,400,000,000
Gain (loss) on retirement of debt - net	0	(1,000,000)	0	(5,000,000)	(1,000,000)	(19,000,000)	(10,000,000)	(10,000,000)	(13,000,000)	(1,000,000)	(1,000,000)	0	(6,000,000)	(40,000,000)	(15,000,000)
Fees paid to refinance credit facility													9,000,000	0	0
Minimum [Member]
Leverage Ratio	1.5 to 1.0												1.5 to 1.0
Trw Automotive Incorporated And Substantially All Domestic Subsidiaries [Member]
Percentage of stock pledged	100.00%												100.00%
Foreign Subsidiaries Owned Directly By Domestic Entities [Member]
Percentage of stock pledged	65.00%												65.00%
Prior Credit Agreement [Member]
Gain (loss) on retirement of debt - net														(3,000,000)
Revolving Credit Facility [Member]
Line of Credit Facility, Description													The Revolving Credit Facility will mature on September 28, 2017; provided that if, as of (a) the last fiscal day of October 2016, with respect to the Company’s 7¼% senior unsecured notes due 2017, or (b) the last fiscal day of July 2017, with respect to the Company’s 8.875% Senior Notes due 2017 (each such series of notes, “Inside Maturity Notes”), an aggregate amount of the applicable Inside Maturity Notes in excess of $100 million remains outstanding and the amount of available liquidity does not exceed the aggregate amount of cash necessary to redeem such Inside Maturity Notes by at least $500 million, then the maturity date of the Revolving Credit Facility will be 20 business days after either such date.
Gain (loss) on retirement of debt - net													$ (1,000,000)
Commitment fee													0.30%
Revolving Credit Facility [Member] | Base Rate [Member]
Applicable margin	0.75%												0.75%
Revolving Credit Facility [Member] | Euro Denominated [Member]
Applicable margin	1.75%												1.75%

Restructuring Charges and Asset Impairments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost And Reserve [Line Items]
Severance and other charges	$ 91	$ 20	$ 47
Curtailment gains - net			(1)
Asset impairments related to restructuring activities	2	1	(4)
Total restructuring charges	93	21	42
Other asset impairments	2	6	3
Total restructuring charges and asset impairments	95	27	45
Chassis Systems [Member]
Restructuring Cost And Reserve [Line Items]
Severance and other charges	64	0	13
Curtailment gains - net			(1)
Asset impairments related to restructuring activities	2	0	(4)
Total restructuring charges	66	0	8
Other asset impairments	2	6	2
Total restructuring charges and asset impairments	68	6	10
Occupant Safety Systems [Member]
Restructuring Cost And Reserve [Line Items]
Severance and other charges	20	9	23
Curtailment gains - net			0
Asset impairments related to restructuring activities	0	0	0
Total restructuring charges	20	9	23
Other asset impairments	0	0	0
Total restructuring charges and asset impairments	20	9	23
Electronics [Member]
Restructuring Cost And Reserve [Line Items]
Severance and other charges	0	1	(1)
Curtailment gains - net			0
Asset impairments related to restructuring activities	0	0	0
Total restructuring charges	0	1	(1)
Other asset impairments	0	0	0
Total restructuring charges and asset impairments	0	1	(1)
Automotive Components [Member]
Restructuring Cost And Reserve [Line Items]
Severance and other charges	7	10	11
Curtailment gains - net			0
Asset impairments related to restructuring activities	0	1	0
Total restructuring charges	7	11	11
Other asset impairments	0	0	1
Total restructuring charges and asset impairments	7	11	12
Corporate Elimination [Member]
Restructuring Cost And Reserve [Line Items]
Severance and other charges	0	0	1
Curtailment gains - net			0
Asset impairments related to restructuring activities	0	0	0
Total restructuring charges	0	0	1
Other asset impairments	0	0	0
Total restructuring charges and asset impairments	$ 0	$ 0	$ 1

Restructuring Charges and Asset Impairments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 01, 2011
Restructuring Cost And Reserve [Line Items]
Total restructuring charges	$ 93	$ 21	$ 42
Restructuring charges related global workforce reduction	58	7	41
Restructuring charges related the closure or announced closure of various facilities	35	14	5
Asset impairments related to restructuring activities	2	1	(4)
Write-down of investments	2	5
Other fixed asset impairments	2	6	3
Restructuring reserve	121	59	80
Restructuring reserve expected to be paid within one year	105
Machinery And Equipment [Member]
Restructuring Cost And Reserve [Line Items]
Other fixed asset impairments		1	3
Chassis Systems [Member]
Restructuring Cost And Reserve [Line Items]
Total restructuring charges	66	0	8
Asset impairments related to restructuring activities	2	0	(4)
Other fixed asset impairments	2	6	2
Restructuring liability assumed in acquisitions				$ 6

Restructuring Charges and Asset Impairments - Movement of Restructuring Reserves for Severance and Other Charges Including Reserves Related to Severance-Related Postemployment Benefits (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring Charges and Asset Impairments [Abstract]
Beginning balance	$ 59	$ 80
Current period accruals, net of changes in estimates	88	20
Increase in accrual due to business acquisition	0	6
Used for purposes intended	(26)	(48)
Effects of foreign currency translation	0	1
Ending balance	$ 121	$ 59

Lease Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
Rental expense for operating leases	$ 112	$ 111	$ 104

Lease Commitments - Future Minimum Lease Payments for Noncancelable Capital and Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Capital Leases
2013	$ 3
2014	2
2015	3
2016	2
2017	1
Thereafter	5
Total minimum payments required	16
Less amounts representing interest	3
Present value of net minimum capital lease payments	13
Less current installments	2
Obligations under capital leases, excluding current installments	11
Operating Leases
2013	93
2014	60
2015	50
2016	44
2017	41
Thereafter	74
Total minimum payments required	$ 362

Capital Stock - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 28, 2013	Dec. 31, 2012	Dec. 31, 2012 Share Repurchase Program [Member]	Dec. 31, 2012 Anti Dilution Program [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Common stock, shares authorized		500,000,000
Common stock, par value		$ 0.01
Common stock, shares outstanding		119,372,047
Treasury stock, shares		4,668
Preferred stock, shares authorized		250,000,000			500,000
Preferred stock, par value		$ 0.01
Preferred stock, shares issued					0
Preferred stock, shares outstanding					0
Number of shares repurchased	2,950,828		3,300,000	2,300,000
Average cost of shares repurchased			$ 49.94	$ 44.48
Value of capital stock repurchased	$ 200,000,000		$ 166,000,000	$ 102,000,000
Stock Repurchase Program Authorized Amount			$ 1,000,000,000

Share-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended																	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2003	Dec. 31, 2012 Stock Appreciation Rights S A R S [Member]	Dec. 31, 2012 Restricted Stock Units RSUs [Member]	Dec. 31, 2011 Restricted Stock Units RSUs [Member]	Dec. 31, 2010 Restricted Stock Units RSUs [Member]	Dec. 31, 2012 Group One [Member]	Dec. 31, 2012 Group Two [Member]	Dec. 31, 2012 Incentive Compensation Cash Award [Member] installment	Dec. 31, 2011 Incentive Compensation Cash Award [Member]	Dec. 31, 2009 Incentive Compensation Cash Award [Member]	Dec. 31, 2012 Incentive Compensation Cash Award [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Dec. 31, 2011 Incentive Compensation Cash Award [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Dec. 31, 2011 Incentive Compensation Cash Award Twenty Ten [Member]	Dec. 31, 2012 Incentive Compensation Cash Award Twenty Ten [Member] Maximum [Member]	Dec. 31, 2012 Incentive Compensation Cash Award Twenty Ten [Member] Minimum [Member]	Dec. 31, 2012 Incentive Compensation Cash Award Twenty Eleven [Member]	Dec. 31, 2012 Incentive Compensation Cash Award Twenty Eleven [Member] Maximum [Member]	Dec. 31, 2012 Incentive Compensation Cash Award Twenty Eleven [Member] Minimum [Member]	Mar. 30, 2012 Incentive Compensation Cash Award Twenty Zero Nine [Member]	Dec. 31, 2012 Phantom Stock Units [Member]
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Maximum number of shares authorized under stock incentive plan				23,000,000
Common stock available for issuance under the Plan	6,148,580
Options outstanding	1,698,337
Equity instruments other than options outstanding					2,291,626
Equity instruments other than options outstanding	858,000	885,000				857,782																	14,500
Contractual term					8 years				8 years	10 years
Vesting period					3 years	3 years			3 years	5 years													3 years
Weighted-average grant-date fair value of SSARs and stock options granted	$ 6.58	$ 6.54	$ 3.45
Total intrinsic value of SSARs and stock options exercised	$ 26	$ 36	$ 89
Total fair value of restricted stock units vested	22	32	14
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan	30
Unrecognized compensation cost related to nonvested share-based compensation weighted-average period of recognition	2 years
Number of tranches											3
Cash awards liability											1	40		3	45
Target aggregate value																1	1.1	0	1.9	2.4	0
Payment of cash award for individual remaining employed																						40
Share based compensation expense	$ 21	$ 15	$ 13			$ 16	$ 11	$ 10			$ 4	$ 15	$ 19

Share-Based Compensation - Significant Equity Award Grants (Detail) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Feb. 23, 2012 Stock Appreciation Rights S A R S [Member]	Feb. 24, 2011 Stock Appreciation Rights S A R S [Member]	Mar. 03, 2010 Stock Appreciation Rights S A R S [Member]	Feb. 23, 2012 Restricted Stock Units RSUs [Member]	Feb. 24, 2011 Restricted Stock Units RSUs [Member]	Mar. 03, 2010 Restricted Stock Units RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number Granted	517,000	1,282,518	908,500	535,300	515,523	317,650	632,100
Exercise price	$ 45.1	$ 45.11	$ 54.95	$ 26.91
Maximum value		$ 95	$ 100	$ 50

Share-Based Compensation - Share-Based Compensation Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share based compensation expense	$ 21	$ 15	$ 13
Stock Settled Stock Appreciation Rights And Employee Stock Options [Member]
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share based compensation expense	5	4	3
Restricted Stock Units RSUs [Member]
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share based compensation expense	$ 16	$ 11	$ 10

Share-Based Compensation - Fair Value SSARs and Stock Options Estimated Using Black-Scholes Option Pricing (Detail) (Stock Settled Stock Appreciation Rights And Employee Stock Options [Member])	0 Months Ended
	Feb. 23, 2012	Feb. 24, 2011	Mar. 03, 2010
Stock Settled Stock Appreciation Rights And Employee Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Method Used [Line Items]
Expected volatility	79.30%	77.30%	75.80%
Dividend yield	0.00%	0.00%	0.00%
Expected life	5 years	5 years	5 years
Risk-free rate	0.89%	2.19%	2.27%

Share-Based Compensation - Summary of SSAR and Stock Option Activity Under Plan and Changes During Year (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 y
Options and SSARs
Outstanding at beginning of period	3,855
Granted	1,282
Exercised	1,072
Forfeited or expired	75
Outstanding at end of period	3,990
Exercisable at end of period	1,989
Weighted- Average Exercise Price
Outstanding at beginning of period	$ 30.26
Granted	$ 45.11
Exercised	$ 24.2
Forfeited or expired	$ 45.62
Outstanding at end of period	$ 36.38
Exercisable at end of period	$ 26.27
Weighted- Average Remaining Contractual Term
Outstanding at end of period	5
Exercisable at end of period	3.2
Aggregate Intrinsic Value
Outstanding at end of period	$ 69
Exercisable at end of period	$ 55

Share-Based Compensation - Summary of Nonvested Restricted Stock Units (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restricted Stock Units
Nonvested at beginning of period	885
Granted	517
Vested	489
Forfeited	55
Nonvested at end of period	858
Weighted-Average Grant-Date Fair Value
Nonvested at beginning of period	$ 31.79
Granted	$ 45.1
Vested	$ 24.35
Forfeited	$ 42.96
Nonvested at end of period	$ 43.35

Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					1 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2013	Apr. 01, 2011	Nov. 30, 2010 Automotive Investors Limited Liability Company [Member]	Sep. 30, 2010 Automotive Investors Limited Liability Company [Member]	Mar. 31, 2010 Automotive Investors Limited Liability Company [Member]	Dec. 31, 2011 Automotive Investors Limited Liability Company [Member]	Dec. 31, 2011 Expense Recognized Upon Termination [Member]	Dec. 31, 2011 Expense Recognized Prior To Termination [Member]
Related Party Transaction [Line Items]
Total commitment amount to related party					$ 10
Monitoring fee expense		11	5							10	1
Number of common stock shares sold in Secondary Offering						10	8	11
Ownership interest in the Company									16.00%
Expenses related to Secondary Offering									1
Previous Annual Monitoring Fee	$ 5
Common Stock Sold In Registered Public Offering				10

Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Reserves for environmental matters	$ 67	$ 70
Northrop indemnification percentage	50.00%
PaymentsForLegalSettlements	$ 5.1

Segment Information - Additional Information (Detail)	Dec. 31, 2012 number
Segment Information [Abstract]
Number of reportable segments	4

Segment Information - Financial Information by Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Sales	$ 4,032	$ 3,965	$ 4,239	$ 4,208	$ 3,986	$ 3,915	$ 4,234	$ 4,109	$ 3,713	$ 3,426	$ 3,661	$ 3,583	$ 16,444	$ 16,244	$ 14,383
Interest expense - net													(111)	(118)	(162)
Gain (loss) on retirement of debt - net	0	(1)	0	(5)	(1)	(19)	(10)	(10)	(13)	(1)	(1)	0	(6)	(40)	(15)
Net earnings attributable to noncontrolling interest, net of tax													33	38	41
Earnings before income taxes	137	244	319	308	259	204	338	347	253	236	289	263	1,008	1,148	1,041
Capital expenditures													623	571	294
Depreciation and amortization													409	447	469
Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Sales													16,444	16,244	14,383
Intersegment sales													800	716	533
Segment sales													17,244	16,960	14,916
Interest expense - net													(111)	(118)	(162)
Gain (loss) on retirement of debt - net													(6)	(40)	(15)
Net earnings attributable to noncontrolling interest, net of tax													33	38	41
Earnings before income taxes													1,008	1,148	1,041
Capital expenditures													623	571	294
Depreciation and amortization													409	447	469
New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Sales													16,444	16,244
Intersegment sales													704	618
Segment sales													17,148	16,862
Earnings before taxes													(1,170)	(1,349)
Interest expense - net													(111)	(118)
Gain (loss) on retirement of debt - net													(6)	(40)
Net earnings attributable to noncontrolling interest, net of tax													33	38
Earnings before income taxes													1,008	1,148
Capital expenditures													623	571
Depreciation and amortization													409	447
Chassis Systems [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Sales													10,324	9,960	8,524
Intersegment sales													89	95	53
Segment sales													10,413	10,055	8,577
Earnings before taxes													604	775	660
Capital expenditures													300	302	164
Depreciation and amortization													216	234	237
Chassis Systems [Member] | New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Sales													10,685	10,199
Intersegment sales													20	18
Segment sales													10,705	10,217
Earnings before taxes													669	814
Capital expenditures													364	372
Depreciation and amortization													228	242
Occupant Safety Systems [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Sales													3,287	3,580	3,441
Intersegment sales													90	50	41
Segment sales													3,377	3,630	3,482
Earnings before taxes													254	334	373
Capital expenditures													104	73	49
Depreciation and amortization													80	96	98
Occupant Safety Systems [Member] | New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Sales													3,287	3,580
Intersegment sales													90	50
Segment sales													3,377	3,630
Earnings before taxes													254	334
Capital expenditures													104	73
Depreciation and amortization													80	96
Electronics [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Sales													1,015	842	777
Intersegment sales													541	493	373
Segment sales													1,556	1,335	1,150
Earnings before taxes													197	139	138
Capital expenditures													125	127	42
Depreciation and amortization													50	49	53
Electronics [Member] | New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Sales													654	603
Intersegment sales													514	472
Segment sales													1,168	1,075
Earnings before taxes													132	100
Capital expenditures													61	57
Depreciation and amortization													38	41
Automotive Components [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Sales													1,818	1,862	1,641
Intersegment sales													80	78	66
Segment sales													1,898	1,940	1,707
Earnings before taxes													115	101	72
Capital expenditures													86	62	36
Depreciation and amortization													60	63	76
Automotive Components [Member] | New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Sales													1,818	1,862
Intersegment sales													80	78
Segment sales													1,898	1,940
Earnings before taxes													115	101
Capital expenditures													86	62
Depreciation and amortization													60	63
Operating Segments [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Earnings before taxes													(1,170)	(1,349)	(1,243)
Unallocated Amount To Segment [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Earnings before taxes													(78)	(81)	(66)
Capital expenditures													8	7	3
Depreciation and amortization													3	5	5
Unallocated Amount To Segment [Member] | New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Earnings before taxes													(78)	(81)
Capital expenditures													8	7
Depreciation and amortization													$ 3	$ 5

Segment Information - Certain Balance Sheet Information by Segment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Segment assets	$ 10,312	$ 9,982
Net deferred tax assets	545	280
Total assets	10,857	10,262
Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	10,312	9,982
Net deferred tax assets	545	280
Total assets	10,857	10,262
New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	8,995	8,574
Chassis Systems [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	4,832	4,608
Chassis Systems [Member] | New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	5,025	4,748
Occupant Safety Systems [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	2,129	2,084
Occupant Safety Systems [Member] | New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	2,129	2,084
Electronics [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	1,147	1,038
Electronics [Member] | New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	954	898
Automotive Components [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	887	844
Automotive Components [Member] | New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	887	844
Operating Segments [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	8,995	8,574
Unallocated Amount To Segment [Member]
Segment Reporting Information [Line Items]
Segment assets	1,317	1,408
Unallocated Amount To Segment [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	$ 1,317	$ 1,408

Segment Information - Certain Information Concerning Principal Geographic Areas (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Sales	$ 4,032	$ 3,965	$ 4,239	$ 4,208	$ 3,986	$ 3,915	$ 4,234	$ 4,109	$ 3,713	$ 3,426	$ 3,661	$ 3,583	$ 16,444	$ 16,244	$ 14,383
Property, plant and equipment, net	2,385				2,137								2,385	2,137
United States [Member]
Segment Reporting Information [Line Items]
Sales													4,713	4,020	3,426
Property, plant and equipment, net	563				487								563	487
Germany [Member]
Segment Reporting Information [Line Items]
Sales													2,330	2,623	2,299
Property, plant and equipment, net	403				393								403	393
Rest Of World [Member]
Segment Reporting Information [Line Items]
Sales													7,200	7,935	7,374
Property, plant and equipment, net	1,062				1,002								1,062	1,002
China [Member]
Segment Reporting Information [Line Items]
Sales													2,201	1,666	1,284
Property, plant and equipment, net	$ 357				$ 255								$ 357	$ 255

Segment Information - Sales to Company's Largest-End-Customers on Worldwide Basis (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Entity Wide Revenue Major Customer [Line Items]
Sales	$ 4,032	$ 3,965	$ 4,239	$ 4,208	$ 3,986	$ 3,915	$ 4,234	$ 4,109	$ 3,713	$ 3,426	$ 3,661	$ 3,583	$ 16,444	$ 16,244	$ 14,383
Aggregate Percent of Total Sales													61.50%	56.80%	55.40%
Volkswagen Aktiengesellschaft [Member]
Entity Wide Revenue Major Customer [Line Items]
Sales													3,863	3,466	2,801
Ford Motor Company [Member]
Entity Wide Revenue Major Customer [Line Items]
Sales													2,897	2,595	2,248
General Motors [Member]
Entity Wide Revenue Major Customer [Line Items]
Sales													1,649	1,789	1,655
Chrysler Group [Member]
Entity Wide Revenue Major Customer [Line Items]
Sales													$ 1,702	$ 1,379	$ 1,264

Unconsolidated Affiliates - Company's Beneficial Ownership in Affiliates Under Equity Method (Detail)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sm Sistemas Modulares Limited Brazil [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%	50.00%
Abc Sistemas E Modulos Limited Brazil [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	33.00%	33.00%	33.00%
Csg Trw Chassis Systems Company Limited China [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%	50.00%
Shanghai Trw Automotive Safety Systems Company Limited China [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%	50.00%
Shin Han Beijing Automobile Parts System Company Limited China [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	30.00%	30.00%	30.00%
Fuji Valve Guangdong Company Limited China [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	25.00%	25.00%	25.00%
Th Braking Co Sas France [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%	50.00%
Rane Trw Steering Systems Ltd India [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%	50.00%
Brakes India Limited India [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	49.00%	49.00%	49.00%
Trw Sun Steering Wheels Private Ltd India [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	49.00%	49.00%	49.00%
Shin Han Valve Industrial Company Limited Korea [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	25.00%	25.00%	25.00%
Components Venezolanos De Direccion Sociedad Anonima Venezuela [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	40.00%	40.00%	40.00%

Unconsolidated Affiliates - Summarized Aggregate Financial Information of Company's Affiliates Accounted for Under Equity Method (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of Operations
Sales	$ 1,358	$ 1,391	$ 1,200
Gross profit	369	385	325
Earnings from continuing operations	86	77	74
Net earnings	86	77	74
Balance Sheets
Current assets	610	576	530
Noncurrent assets	271	266	265
Current liabilities	375	373	345
Noncurrent liabilities	$ 276	$ 292	$ 287

Quarterly Financial Information (Unaudited) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information (Unaudited) [Abstract]
Sales	$ 4,032	$ 3,965	$ 4,239	$ 4,208	$ 3,986	$ 3,915	$ 4,234	$ 4,109	$ 3,713	$ 3,426	$ 3,661	$ 3,583	$ 16,444	$ 16,244	$ 14,383
Gross profit	425	414	476	474	451	381	517	511	467	387	439	429	1,789	1,860	1,722
Restructuring charges and asset impairments	88	3	2	2	(27)	0	0	0	(35)	0	(3)	(7)	(95)	(27)	(45)
Intangible asset impairments				0				0				0
Gain (loss) on retirement of debt - net	0	(1)	0	(5)	(1)	(19)	(10)	(10)	(13)	(1)	(1)	0	(6)	(40)	(15)
Earnings (losses) before income taxes	137	244	319	308	259	204	338	347	253	236	289	263	1,008	1,148	1,041
Net earnings (losses) attributable to TRW	$ 419	$ 163	$ 220	$ 206	$ 425	$ 158	$ 293	$ 281	$ 204	$ 199	$ 227	$ 204	$ 1,008	$ 1,157	$ 834
Basic earnings (losses) per share	$ 3.45	$ 1.33	$ 1.8	$ 1.66	$ 3.44	$ 1.28	$ 2.37	$ 2.29	$ 1.68	$ 1.66	$ 1.9	$ 1.72	$ 8.24	$ 9.37	$ 6.96
Diluted earnings (losses) per share	$ 3.26	$ 1.28	$ 1.71	$ 1.59	$ 3.27	$ 1.22	$ 2.21	$ 2.13	$ 1.56	$ 1.54	$ 1.78	$ 1.61	$ 7.83	$ 8.82	$ 6.49

Subsequent Events - Additional Information (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended												6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Jun. 28, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2013	Jun. 28, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]	Feb. 28, 2013 Senior Unsecured Notes Four Point Five Percent Due Twenty Twenty One [Member]
SubsequentEventLineItems
Face amount																					$ 400
Interest rate																					4.50%
Amount of debt repurchased																		91	48	256
Loss (gain) on retirement of debt - net	0	1	0	5	1	19	10	10	13	1	1	0		6	40	15		5	5	24
Number of shares repurchased													2,950,828
Value of capital stock repurchased													200
AI LLC's Ownership Interest in TRW Automotive																	9.00%
Common Stock Sold In Registered Public Offering																	10,000,000
Proceeds from issuance of long-term debt, net of fees														$ 3	$ 1	$ 53					$ 394